UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09815

the arbitrage funds

(exact name of registrant as specified in charter)

104 Fifth Avenue, 9th Floor, New York, NY 10011

(Address of principal executive offices) (Zip code)

John S. Orrico

Water Island Capital, LLC

104 Fifth Avenue

9th Floor

New York, NY 10011

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-295-4485

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1.   Reports to Stockholders.

(a)          Report pursuant to Rule 30e-1.

TABLE OF CONTENTS

Arbitrage Fund Class A - ARGAX

Arbitrage Fund Class C - ARBCX

Arbitrage Fund Class I - ARBNX

Arbitrage Fund Class R - ARBFX

Water Island Credit Opportunities Fund Class A - AGCAX

Water Island Credit Opportunities Fund Class I - ACFIX

Water Island Credit Opportunities Fund Class R - ARCFX

Water Island Event-Driven Fund Class A - AGEAX

Water Island Event-Driven Fund Class I - AEDNX

Water Island Event-Driven Fund Class R - AEDFX

Class A: ARGAX

Arbitrage Fund

Annual Shareholder Report

May 31, 2025

Fund Overview

This annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$160	1.55%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and health care were the top performing sectors, while real estate was the only sector that detracted from returns for the period. Top contributors included the acquisition of ANSYS by Synopsys, the acquisition of DS Smith by International Paper Co, and the acquisition of Catalent by Novo Holdings. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Redfin by Rocket Cos, and a position related to contingent value rights issued as a portion of payment in Bristol-Myers Squibb’s acquisition of Celgene.

Fund Performance

The chart below reflects a hypothetical $10,000 investment in the Fund. Performance shown is for the previous 10 years.

Total Return Based on $10,000 Investment*

	Class A with sales charge $12,703	S&P 500® Index $33,535	ICE BofA U.S. 3-Month Treasury Bill Index $12,121	Bloomberg U.S. Aggregate Bond Index $11,596
5/31/15	$9,752	$10,000	$10,000	$10,000
6/30/15	$9,624	$9,806	$10,000	$9,891
7/31/15	$9,617	$10,012	$10,000	$9,960
8/31/15	$9,602	$9,408	$10,001	$9,945
9/30/15	$9,489	$9,175	$10,001	$10,013
10/31/15	$9,579	$9,949	$10,001	$10,014
11/30/15	$9,594	$9,979	$10,001	$9,988
12/31/15	$9,652	$9,821	$10,005	$9,956
1/31/16	$9,706	$9,334	$10,005	$10,093
2/29/16	$9,752	$9,321	$10,007	$10,164
3/31/16	$9,806	$9,954	$10,012	$10,257
4/30/16	$9,783	$9,992	$10,015	$10,297
5/31/16	$9,845	$10,172	$10,016	$10,299
6/30/16	$9,837	$10,198	$10,019	$10,485
7/31/16	$9,845	$10,574	$10,022	$10,551
8/31/16	$9,860	$10,589	$10,024	$10,539
9/30/16	$9,914	$10,591	$10,029	$10,533
10/31/16	$9,829	$10,398	$10,031	$10,452
11/30/16	$9,914	$10,783	$10,033	$10,205
12/31/16	$9,970	$10,996	$10,037	$10,219
1/31/17	$9,986	$11,204	$10,042	$10,239
2/28/17	$10,025	$11,649	$10,046	$10,308
3/31/17	$10,071	$11,663	$10,048	$10,303
4/30/17	$10,110	$11,783	$10,054	$10,382
5/31/17	$10,157	$11,948	$10,060	$10,462
6/30/17	$10,195	$12,023	$10,068	$10,452
7/31/17	$10,188	$12,270	$10,077	$10,497
8/31/17	$10,219	$12,308	$10,086	$10,591
9/30/17	$10,219	$12,562	$10,095	$10,540
10/31/17	$10,273	$12,855	$10,104	$10,546
11/30/17	$10,157	$13,249	$10,112	$10,533
12/31/17	$10,227	$13,396	$10,123	$10,581
1/31/18	$10,267	$14,163	$10,135	$10,459
2/28/18	$10,339	$13,641	$10,145	$10,360
3/31/18	$10,218	$13,295	$10,159	$10,427
4/30/18	$10,122	$13,346	$10,173	$10,349
5/31/18	$10,178	$13,667	$10,188	$10,423
6/30/18	$10,218	$13,751	$10,205	$10,410
7/31/18	$10,186	$14,263	$10,221	$10,413
8/31/18	$10,202	$14,728	$10,240	$10,480
9/30/18	$10,259	$14,812	$10,255	$10,412
10/31/18	$10,275	$13,799	$10,273	$10,330
11/30/18	$10,380	$14,080	$10,294	$10,391
12/31/18	$10,440	$12,809	$10,313	$10,582
1/31/19	$10,489	$13,835	$10,333	$10,695
2/28/19	$10,505	$14,280	$10,352	$10,689
3/31/19	$10,538	$14,557	$10,374	$10,894
4/30/19	$10,628	$15,147	$10,394	$10,897
5/31/19	$10,579	$14,184	$10,418	$11,090
6/30/19	$10,571	$15,184	$10,440	$11,229
7/31/19	$10,653	$15,402	$10,460	$11,254
8/31/19	$10,669	$15,158	$10,481	$11,546
9/30/19	$10,677	$15,442	$10,500	$11,484
10/31/19	$10,727	$15,776	$10,520	$11,519
11/30/19	$10,768	$16,349	$10,533	$11,513
12/31/19	$10,812	$16,842	$10,548	$11,505
1/31/20	$10,854	$16,836	$10,562	$11,726
2/29/20	$10,812	$15,450	$10,578	$11,937
3/31/20	$10,503	$13,541	$10,609	$11,867
4/30/20	$10,871	$15,277	$10,610	$12,078
5/31/20	$10,896	$16,005	$10,610	$12,134
6/30/20	$10,888	$16,323	$10,611	$12,211
7/31/20	$10,972	$17,244	$10,613	$12,393
8/31/20	$11,030	$18,483	$10,614	$12,293
9/30/20	$11,055	$17,781	$10,615	$12,286
10/31/20	$11,122	$17,308	$10,616	$12,231
11/30/20	$11,248	$19,203	$10,618	$12,351
12/31/20	$11,401	$19,941	$10,619	$12,368
1/31/21	$11,509	$19,740	$10,620	$12,280
2/28/21	$11,509	$20,284	$10,621	$12,102
3/31/21	$11,572	$21,172	$10,621	$11,951
4/30/21	$11,679	$22,302	$10,621	$12,046
5/31/21	$11,724	$22,458	$10,622	$12,085
6/30/21	$11,634	$22,982	$10,621	$12,170
7/31/21	$11,392	$23,528	$10,622	$12,306
8/31/21	$11,464	$24,244	$10,622	$12,283
9/30/21	$11,518	$23,116	$10,623	$12,176
10/31/21	$11,554	$24,735	$10,622	$12,173
11/30/21	$11,392	$24,564	$10,623	$12,209
12/31/21	$11,499	$25,665	$10,624	$12,178
1/31/22	$11,363	$24,337	$10,623	$11,915
2/28/22	$11,381	$23,608	$10,625	$11,782
3/31/22	$11,454	$24,485	$10,628	$11,455
4/30/22	$11,381	$22,350	$10,630	$11,020
5/31/22	$11,282	$22,391	$10,637	$11,091
6/30/22	$11,120	$20,542	$10,639	$10,917
7/31/22	$11,282	$22,437	$10,645	$11,184
8/31/22	$11,336	$21,522	$10,662	$10,868
9/30/22	$11,246	$19,539	$10,688	$10,399
10/31/22	$11,445	$21,121	$10,705	$10,264
11/30/22	$11,327	$22,302	$10,740	$10,641
12/31/22	$11,387	$21,017	$10,778	$10,593
1/31/23	$11,406	$22,337	$10,812	$10,919
2/28/23	$11,378	$21,792	$10,847	$10,637
3/31/23	$11,406	$22,592	$10,894	$10,907
4/30/23	$11,415	$22,945	$10,929	$10,973
5/31/23	$11,163	$23,045	$10,971	$10,854
6/30/23	$11,340	$24,568	$11,021	$10,815
7/31/23	$11,509	$25,357	$11,065	$10,808
8/31/23	$11,630	$24,953	$11,115	$10,738
9/30/23	$11,658	$23,763	$11,166	$10,466
10/31/23	$11,602	$23,264	$11,216	$10,300
11/30/23	$11,892	$25,388	$11,266	$10,767
12/31/23	$12,056	$26,542	$11,319	$11,179
1/31/24	$11,989	$26,988	$11,367	$11,148
2/29/24	$11,989	$28,429	$11,414	$10,991
3/31/24	$12,170	$29,343	$11,465	$11,092
4/30/24	$11,951	$28,145	$11,514	$10,812
5/31/24	$11,999	$29,540	$11,570	$10,995
6/30/24	$12,056	$30,600	$11,617	$11,100
7/31/24	$12,265	$30,973	$11,669	$11,359
8/31/24	$12,304	$31,724	$11,725	$11,522
9/30/24	$12,284	$32,402	$11,776	$11,676
10/31/24	$12,361	$32,108	$11,820	$11,387
11/30/24	$12,389	$33,993	$11,865	$11,507
12/31/24	$12,376	$33,182	$11,913	$11,319
1/31/25	$12,511	$34,106	$11,957	$11,379
2/28/25	$12,665	$33,661	$11,995	$11,629
3/31/25	$12,674	$31,765	$12,035	$11,634
4/30/25	$12,636	$31,549	$12,077	$11,679
5/31/25	$12,703	$33,535	$12,121	$11,596

Average Annual Total Returns (%)Footnote Reference*

AATR	1 Year	5 Years	10 Years
Class A	5.87%	3.12%	2.68%
Class A (After Sales Charges)	2.93%	2.60%	2.42%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown above include the reinvestment of all dividends and capital gains.

Key Fund Statistics

Total Net Assets	$718,799,961
Number of Portfolio Holdings	105
Total Advisory Fees Paid	$9,292,291
Portfolio Turnover Rate	162%

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions.

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	23.18%
Consumer, Non-cyclical	19.07%
Technology	16.56%
Financials	12.53%
Consumer, Cyclical	8.86%
Funds	7.63%
Energy	6.29%
Industrials	3.96%
Utilities	1.75%
Materials	0.17%

Region Weighting (% of Total Investments)

Value	Value
Americas	95.08%
EMEA	4.92%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/arbitrage.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Arbitrage Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class A:

ARGAX

Arbitrage Fund

Annual Shareholder Report

May 31, 2025

Class C: ARBCX

Arbitrage Fund

Annual Shareholder Report

May 31, 2025

Fund Overview

This annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$236	2.30%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and health care were the top performing sectors, while real estate was the only sector that detracted from returns for the period. Top contributors included the acquisition of ANSYS by Synopsys, the acquisition of DS Smith by International Paper Co, and the acquisition of Catalent by Novo Holdings. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Redfin by Rocket Cos, and a position related to contingent value rights issued as a portion of payment in Bristol-Myers Squibb’s acquisition of Celgene.

Fund Performance

The chart below reflects a hypothetical $10,000 investment in the Fund. Performance shown is for the previous 10 years.

Total Return Based on $10,000 Investment*

	Class C with sales charge $12,087	S&P 500® Index $33,535	ICE BofA U.S. 3-Month Treasury Bill Index $12,121	Bloomberg U.S. Aggregate Bond Index $11,596
5/31/15	$10,000	$10,000	$10,000	$10,000
6/30/15	$9,866	$9,806	$10,000	$9,891
7/31/15	$9,850	$10,012	$10,000	$9,960
8/31/15	$9,818	$9,408	$10,001	$9,945
9/30/15	$9,700	$9,175	$10,001	$10,013
10/31/15	$9,787	$9,949	$10,001	$10,014
11/30/15	$9,802	$9,979	$10,001	$9,988
12/31/15	$9,848	$9,821	$10,005	$9,956
1/31/16	$9,896	$9,334	$10,005	$10,093
2/29/16	$9,937	$9,321	$10,007	$10,164
3/31/16	$9,985	$9,954	$10,012	$10,257
4/30/16	$9,961	$9,992	$10,015	$10,297
5/31/16	$10,018	$10,172	$10,016	$10,299
6/30/16	$10,010	$10,198	$10,019	$10,485
7/31/16	$10,010	$10,574	$10,022	$10,551
8/31/16	$10,018	$10,589	$10,024	$10,539
9/30/16	$10,058	$10,591	$10,029	$10,533
10/31/16	$9,969	$10,398	$10,031	$10,452
11/30/16	$10,058	$10,783	$10,033	$10,205
12/31/16	$10,101	$10,996	$10,037	$10,219
1/31/17	$10,109	$11,204	$10,042	$10,239
2/28/17	$10,142	$11,649	$10,046	$10,308
3/31/17	$10,183	$11,663	$10,048	$10,303
4/30/17	$10,216	$11,783	$10,054	$10,382
5/31/17	$10,256	$11,948	$10,060	$10,462
6/30/17	$10,289	$12,023	$10,068	$10,452
7/31/17	$10,281	$12,270	$10,077	$10,497
8/31/17	$10,297	$12,308	$10,086	$10,591
9/30/17	$10,297	$12,562	$10,095	$10,540
10/31/17	$10,338	$12,855	$10,104	$10,546
11/30/17	$10,224	$13,249	$10,112	$10,533
12/31/17	$10,286	$13,396	$10,123	$10,581
1/31/18	$10,311	$14,163	$10,135	$10,459
2/28/18	$10,387	$13,641	$10,145	$10,360
3/31/18	$10,261	$13,295	$10,159	$10,427
4/30/18	$10,151	$13,346	$10,173	$10,349
5/31/18	$10,210	$13,667	$10,188	$10,423
6/30/18	$10,236	$13,751	$10,205	$10,410
7/31/18	$10,202	$14,263	$10,221	$10,413
8/31/18	$10,210	$14,728	$10,240	$10,480
9/30/18	$10,261	$14,812	$10,255	$10,412
10/31/18	$10,269	$13,799	$10,273	$10,330
11/30/18	$10,370	$14,080	$10,294	$10,391
12/31/18	$10,426	$12,809	$10,313	$10,582
1/31/19	$10,460	$13,835	$10,333	$10,695
2/28/19	$10,477	$14,280	$10,352	$10,689
3/31/19	$10,494	$14,557	$10,374	$10,894
4/30/19	$10,588	$15,147	$10,394	$10,897
5/31/19	$10,528	$14,184	$10,418	$11,090
6/30/19	$10,519	$15,184	$10,440	$11,229
7/31/19	$10,588	$15,402	$10,460	$11,254
8/31/19	$10,596	$15,158	$10,481	$11,546
9/30/19	$10,596	$15,442	$10,500	$11,484
10/31/19	$10,639	$15,776	$10,520	$11,519
11/30/19	$10,682	$16,349	$10,533	$11,513
12/31/19	$10,711	$16,842	$10,548	$11,505
1/31/20	$10,746	$16,836	$10,562	$11,726
2/29/20	$10,694	$15,450	$10,578	$11,937
3/31/20	$10,388	$13,541	$10,609	$11,867
4/30/20	$10,746	$15,277	$10,610	$12,078
5/31/20	$10,763	$16,005	$10,610	$12,134
6/30/20	$10,746	$16,323	$10,611	$12,211
7/31/20	$10,825	$17,244	$10,613	$12,393
8/31/20	$10,877	$18,483	$10,614	$12,293
9/30/20	$10,894	$17,781	$10,615	$12,286
10/31/20	$10,955	$17,308	$10,616	$12,231
11/30/20	$11,069	$19,203	$10,618	$12,351
12/31/20	$11,211	$19,941	$10,619	$12,368
1/31/21	$11,304	$19,740	$10,620	$12,280
2/28/21	$11,304	$20,284	$10,621	$12,102
3/31/21	$11,361	$21,172	$10,621	$11,951
4/30/21	$11,454	$22,302	$10,621	$12,046
5/31/21	$11,492	$22,458	$10,622	$12,085
6/30/21	$11,398	$22,982	$10,621	$12,170
7/31/21	$11,154	$23,528	$10,622	$12,306
8/31/21	$11,211	$24,244	$10,622	$12,283
9/30/21	$11,267	$23,116	$10,623	$12,176
10/31/21	$11,286	$24,735	$10,622	$12,173
11/30/21	$11,126	$24,564	$10,623	$12,209
12/31/21	$11,219	$25,665	$10,624	$12,178
1/31/22	$11,077	$24,337	$10,623	$11,915
2/28/22	$11,096	$23,608	$10,625	$11,782
3/31/22	$11,162	$24,485	$10,628	$11,455
4/30/22	$11,077	$22,350	$10,630	$11,020
5/31/22	$10,974	$22,391	$10,637	$11,091
6/30/22	$10,813	$20,542	$10,639	$10,917
7/31/22	$10,964	$22,437	$10,645	$11,184
8/31/22	$11,011	$21,522	$10,662	$10,868
9/30/22	$10,917	$19,539	$10,688	$10,399
10/31/22	$11,096	$21,121	$10,705	$10,264
11/30/22	$10,974	$22,302	$10,740	$10,641
12/31/22	$11,027	$21,017	$10,778	$10,593
1/31/23	$11,036	$22,337	$10,812	$10,919
2/28/23	$11,017	$21,792	$10,847	$10,637
3/31/23	$11,036	$22,592	$10,894	$10,907
4/30/23	$11,036	$22,945	$10,929	$10,973
5/31/23	$10,784	$23,045	$10,971	$10,854
6/30/23	$10,939	$24,568	$11,021	$10,815
7/31/23	$11,104	$25,357	$11,065	$10,808
8/31/23	$11,211	$24,953	$11,115	$10,738
9/30/23	$11,231	$23,763	$11,166	$10,466
10/31/23	$11,172	$23,264	$11,216	$10,300
11/30/23	$11,445	$25,388	$11,266	$10,767
12/31/23	$11,586	$26,542	$11,319	$11,179
1/31/24	$11,516	$26,988	$11,367	$11,148
2/29/24	$11,516	$28,429	$11,414	$10,991
3/31/24	$11,685	$29,343	$11,465	$11,092
4/30/24	$11,457	$28,145	$11,514	$10,812
5/31/24	$11,506	$29,540	$11,570	$10,995
6/30/24	$11,556	$30,600	$11,617	$11,100
7/31/24	$11,744	$30,973	$11,669	$11,359
8/31/24	$11,774	$31,724	$11,725	$11,522
9/30/24	$11,744	$32,402	$11,776	$11,676
10/31/24	$11,804	$32,108	$11,820	$11,387
11/30/24	$11,834	$33,993	$11,865	$11,507
12/31/24	$11,808	$33,182	$11,913	$11,319
1/31/25	$11,928	$34,106	$11,957	$11,379
2/28/25	$12,077	$33,661	$11,995	$11,629
3/31/25	$12,067	$31,765	$12,035	$11,634
4/30/25	$12,027	$31,549	$12,077	$11,679
5/31/25	$12,087	$33,535	$12,121	$11,596

Average Annual Total Returns (%)Footnote Reference*

AATR	1 Year	5 Years	10 Years
Class C	5.05%	2.35%	1.91%
Class C (After Sales Charges)	4.05%	2.35%	1.91%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown above include the reinvestment of all dividends and capital gains.

Key Fund Statistics

Total Net Assets	$718,799,961
Number of Portfolio Holdings	105
Total Advisory Fees Paid	$9,292,291
Portfolio Turnover Rate	162%

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions.

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	23.18%
Consumer, Non-cyclical	19.07%
Technology	16.56%
Financials	12.53%
Consumer, Cyclical	8.86%
Funds	7.63%
Energy	6.29%
Industrials	3.96%
Utilities	1.75%
Materials	0.17%

Region Weighting (% of Total Investments)

Value	Value
Americas	95.08%
EMEA	4.92%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/arbitrage.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Arbitrage Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class C:

ARBCX

Arbitrage Fund

Annual Shareholder Report

May 31, 2025

Class I: ARBNX

Arbitrage Fund

Annual Shareholder Report

May 31, 2025

Fund Overview

This annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$134	1.30%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and health care were the top performing sectors, while real estate was the only sector that detracted from returns for the period. Top contributors included the acquisition of ANSYS by Synopsys, the acquisition of DS Smith by International Paper Co, and the acquisition of Catalent by Novo Holdings. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Redfin by Rocket Cos, and a position related to contingent value rights issued as a portion of payment in Bristol-Myers Squibb’s acquisition of Celgene.

Fund Performance

The chart below reflects a hypothetical $100,000 investment in the Fund. Performance shown is for the previous 10 years.

Total Return Based on $100,000 Investment*

	Class I $133,567	S&P 500® Index $335,352	ICE BofA U.S. 3-Month Treasury Bill Index $121,206	Bloomberg U.S. Aggregate Bond Index $115,957
5/31/15	$100,000	$100,000	$100,000	$100,000
6/30/15	$98,720	$98,064	$100,003	$98,910
7/31/15	$98,645	$100,119	$99,997	$99,597
8/31/15	$98,494	$94,078	$100,013	$99,454
9/30/15	$97,364	$91,750	$100,014	$100,127
10/31/15	$98,268	$99,490	$100,007	$100,144
11/30/15	$98,494	$99,786	$100,013	$99,879
12/31/15	$99,077	$98,212	$100,046	$99,556
1/31/16	$99,693	$93,338	$100,049	$100,926
2/29/16	$100,155	$93,212	$100,074	$101,642
3/31/16	$100,695	$99,536	$100,120	$102,574
4/30/16	$100,541	$99,922	$100,146	$102,968
5/31/16	$101,157	$101,716	$100,155	$102,995
6/30/16	$101,157	$101,980	$100,193	$104,845
7/31/16	$101,234	$105,739	$100,220	$105,508
8/31/16	$101,388	$105,888	$100,239	$105,388
9/30/16	$101,927	$105,908	$100,289	$105,326
10/31/16	$101,157	$103,976	$100,313	$104,520
11/30/16	$102,082	$107,827	$100,331	$102,048
12/31/16	$102,644	$109,958	$100,373	$102,192
1/31/17	$102,800	$112,044	$100,418	$102,392
2/28/17	$103,266	$116,492	$100,460	$103,081
3/31/17	$103,733	$116,628	$100,477	$103,026
4/30/17	$104,199	$117,826	$100,541	$103,822
5/31/17	$104,666	$119,484	$100,596	$104,621
6/30/17	$105,055	$120,230	$100,680	$104,516
7/31/17	$105,055	$122,702	$100,766	$104,965
8/31/17	$105,366	$123,078	$100,860	$105,906
9/30/17	$105,443	$125,617	$100,947	$105,402
10/31/17	$105,910	$128,548	$101,037	$105,463
11/30/17	$104,821	$132,490	$101,121	$105,328
12/31/17	$105,590	$133,964	$101,230	$105,811
1/31/18	$105,913	$141,634	$101,354	$104,593
2/28/18	$106,801	$136,413	$101,450	$103,601
3/31/18	$105,590	$132,947	$101,586	$104,266
4/30/18	$104,540	$133,457	$101,725	$103,490
5/31/18	$105,186	$136,671	$101,881	$104,229
6/30/18	$105,590	$137,512	$102,049	$104,100
7/31/18	$105,267	$142,629	$102,211	$104,125
8/31/18	$105,509	$147,277	$102,395	$104,795
9/30/18	$106,155	$148,115	$102,546	$104,121
10/31/18	$106,316	$137,991	$102,730	$103,298
11/30/18	$107,366	$140,803	$102,942	$103,914
12/31/18	$108,048	$128,090	$103,130	$105,823
1/31/19	$108,541	$138,355	$103,333	$106,947
2/28/19	$108,706	$142,797	$103,517	$106,885
3/31/19	$109,035	$145,572	$103,741	$108,938
4/30/19	$110,105	$151,466	$103,944	$108,965
5/31/19	$109,529	$141,841	$104,181	$110,900
6/30/19	$109,529	$151,837	$104,405	$112,292
7/31/19	$110,352	$154,019	$104,602	$112,539
8/31/19	$110,599	$151,580	$104,814	$115,456
9/30/19	$110,681	$154,416	$104,999	$114,841
10/31/19	$111,175	$157,760	$105,201	$115,187
11/30/19	$111,668	$163,487	$105,330	$115,128
12/31/19	$112,189	$168,421	$105,482	$115,048
1/31/20	$112,609	$168,355	$105,624	$117,262
2/29/20	$112,189	$154,496	$105,779	$119,372
3/31/20	$109,080	$135,414	$106,088	$118,670
4/30/20	$112,861	$152,773	$106,097	$120,779
5/31/20	$113,197	$160,050	$106,098	$121,341
6/30/20	$113,113	$163,232	$106,113	$122,106
7/31/20	$114,038	$172,436	$106,133	$123,930
8/31/20	$114,626	$184,831	$106,142	$122,929
9/30/20	$114,962	$177,808	$106,153	$122,862
10/31/20	$115,635	$173,080	$106,165	$122,314
11/30/20	$116,979	$192,026	$106,175	$123,514
12/31/20	$118,604	$199,409	$106,187	$123,684
1/31/21	$119,681	$197,395	$106,195	$122,797
2/28/21	$119,770	$202,839	$106,206	$121,024
3/31/21	$120,398	$211,722	$106,213	$119,513
4/30/21	$121,565	$223,021	$106,214	$120,457
5/31/21	$122,103	$224,579	$106,217	$120,850
6/30/21	$121,116	$229,822	$106,213	$121,699
7/31/21	$118,694	$235,281	$106,219	$123,060
8/31/21	$119,411	$242,435	$106,223	$122,826
9/30/21	$120,039	$231,159	$106,229	$121,762
10/31/21	$120,398	$247,355	$106,224	$121,729
11/30/21	$118,783	$245,641	$106,230	$122,089
12/31/21	$119,848	$256,650	$106,239	$121,777
1/31/22	$118,495	$243,369	$106,233	$119,153
2/28/22	$118,675	$236,082	$106,248	$117,824
3/31/22	$119,487	$244,848	$106,279	$114,550
4/30/22	$118,766	$223,496	$106,295	$110,203
5/31/22	$117,683	$223,907	$106,368	$110,914
6/30/22	$116,060	$205,424	$106,391	$109,174
7/31/22	$117,864	$224,365	$106,446	$111,841
8/31/22	$118,405	$215,215	$106,617	$108,682
9/30/22	$117,503	$195,394	$106,883	$103,986
10/31/22	$119,487	$211,214	$107,051	$102,639
11/30/22	$118,315	$223,017	$107,396	$106,413
12/31/22	$119,054	$210,168	$107,784	$105,933
1/31/23	$119,241	$223,374	$108,122	$109,192
2/28/23	$119,054	$217,924	$108,475	$106,369
3/31/23	$119,335	$225,925	$108,941	$109,071
4/30/23	$119,429	$229,451	$109,285	$109,732
5/31/23	$116,806	$230,448	$109,713	$108,537
6/30/23	$118,679	$245,675	$110,214	$108,150
7/31/23	$120,459	$253,568	$110,654	$108,075
8/31/23	$121,771	$249,530	$111,153	$107,385
9/30/23	$122,145	$237,633	$111,663	$104,656
10/31/23	$121,583	$232,637	$112,162	$103,004
11/30/23	$124,581	$253,882	$112,665	$107,669
12/31/23	$126,257	$265,416	$113,190	$111,790
1/31/24	$125,683	$269,877	$113,674	$111,483
2/29/24	$125,683	$284,287	$114,139	$109,908
3/31/24	$127,596	$293,434	$114,653	$110,923
4/30/24	$125,301	$281,448	$115,144	$108,121
5/31/24	$125,874	$295,404	$115,696	$109,954
6/30/24	$126,544	$306,004	$116,168	$110,995
7/31/24	$128,744	$309,728	$116,688	$113,588
8/31/24	$129,222	$317,241	$117,246	$115,220
9/30/24	$128,935	$324,017	$117,755	$116,763
10/31/24	$129,796	$321,078	$118,203	$113,867
11/30/24	$130,083	$339,926	$118,654	$115,071
12/31/24	$129,986	$331,823	$119,134	$113,188
1/31/25	$131,438	$341,063	$119,572	$113,788
2/28/25	$133,083	$336,613	$119,952	$116,292
3/31/25	$133,180	$317,647	$120,353	$116,336
4/30/25	$132,890	$315,493	$120,767	$116,793
5/31/25	$133,567	$335,352	$121,206	$115,957

Average Annual Total Returns (%)Footnote Reference*

AATR	1 Year	5 Years	10 Years
Class I	6.11%	3.36%	2.94%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown above include the reinvestment of all dividends and capital gains.

Key Fund Statistics

Total Net Assets	$718,799,961
Number of Portfolio Holdings	105
Total Advisory Fees Paid	$9,292,291
Portfolio Turnover Rate	162%

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions.

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	23.18%
Consumer, Non-cyclical	19.07%
Technology	16.56%
Financials	12.53%
Consumer, Cyclical	8.86%
Funds	7.63%
Energy	6.29%
Industrials	3.96%
Utilities	1.75%
Materials	0.17%

Region Weighting (% of Total Investments)

Value	Value
Americas	95.08%
EMEA	4.92%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/arbitrage.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Arbitrage Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class I:

ARBNX

Arbitrage Fund

Annual Shareholder Report

May 31, 2025

Class R: ARBFX

Arbitrage Fund

Annual Shareholder Report

May 31, 2025

Fund Overview

This annual shareholder report contains important information about Arbitrage Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/arbitrage. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$160	1.55%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic mergers and acquisitions transactions in which the Fund invested. Returns were sourced predominantly from US-targeted transactions. Information technology and health care were the top performing sectors, while real estate was the only sector that detracted from returns for the period. Top contributors included the acquisition of ANSYS by Synopsys, the acquisition of DS Smith by International Paper Co, and the acquisition of Catalent by Novo Holdings. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Redfin by Rocket Cos, and a position related to contingent value rights issued as a portion of payment in Bristol-Myers Squibb’s acquisition of Celgene.

Fund Performance

The chart below reflects a hypothetical $10,000 investment in the Fund. Performance shown is for the previous 10 years.

Total Return Based on $10,000 Investment*

	Class R $13,027	S&P 500® Index $33,535	ICE BofA U.S. 3-Month Treasury Bill Index $12,121	Bloomberg U.S. Aggregate Bond Index $11,596
5/31/15	$10,000	$10,000	$10,000	$10,000
6/30/15	$9,861	$9,806	$10,000	$9,891
7/31/15	$9,854	$10,012	$10,000	$9,960
8/31/15	$9,838	$9,408	$10,001	$9,945
9/30/15	$9,722	$9,175	$10,001	$10,013
10/31/15	$9,815	$9,949	$10,001	$10,014
11/30/15	$9,838	$9,979	$10,001	$9,988
12/31/15	$9,890	$9,821	$10,005	$9,956
1/31/16	$9,945	$9,334	$10,005	$10,093
2/29/16	$9,993	$9,321	$10,007	$10,164
3/31/16	$10,048	$9,954	$10,012	$10,257
4/30/16	$10,032	$9,992	$10,015	$10,297
5/31/16	$10,087	$10,172	$10,016	$10,299
6/30/16	$10,087	$10,198	$10,019	$10,485
7/31/16	$10,095	$10,574	$10,022	$10,551
8/31/16	$10,103	$10,589	$10,024	$10,539
9/30/16	$10,158	$10,591	$10,029	$10,533
10/31/16	$10,072	$10,398	$10,031	$10,452
11/30/16	$10,166	$10,783	$10,033	$10,205
12/31/16	$10,224	$10,996	$10,037	$10,219
1/31/17	$10,232	$11,204	$10,042	$10,239
2/28/17	$10,272	$11,649	$10,046	$10,308
3/31/17	$10,320	$11,663	$10,048	$10,303
4/30/17	$10,367	$11,783	$10,054	$10,382
5/31/17	$10,407	$11,948	$10,060	$10,462
6/30/17	$10,455	$12,023	$10,068	$10,452
7/31/17	$10,447	$12,270	$10,077	$10,497
8/31/17	$10,471	$12,308	$10,086	$10,591
9/30/17	$10,479	$12,562	$10,095	$10,540
10/31/17	$10,527	$12,855	$10,104	$10,546
11/30/17	$10,415	$13,249	$10,112	$10,533
12/31/17	$10,489	$13,396	$10,123	$10,581
1/31/18	$10,522	$14,163	$10,135	$10,459
2/28/18	$10,605	$13,641	$10,145	$10,360
3/31/18	$10,481	$13,295	$10,159	$10,427
4/30/18	$10,374	$13,346	$10,173	$10,349
5/31/18	$10,440	$13,667	$10,188	$10,423
6/30/18	$10,481	$13,751	$10,205	$10,410
7/31/18	$10,448	$14,263	$10,221	$10,413
8/31/18	$10,465	$14,728	$10,240	$10,480
9/30/18	$10,522	$14,812	$10,255	$10,412
10/31/18	$10,539	$13,799	$10,273	$10,330
11/30/18	$10,646	$14,080	$10,294	$10,391
12/31/18	$10,711	$12,809	$10,313	$10,582
1/31/19	$10,753	$13,835	$10,333	$10,695
2/28/19	$10,770	$14,280	$10,352	$10,689
3/31/19	$10,804	$14,557	$10,374	$10,894
4/30/19	$10,904	$15,147	$10,394	$10,897
5/31/19	$10,846	$14,184	$10,418	$11,090
6/30/19	$10,846	$15,184	$10,440	$11,229
7/31/19	$10,921	$15,402	$10,460	$11,254
8/31/19	$10,946	$15,158	$10,481	$11,546
9/30/19	$10,946	$15,442	$10,500	$11,484
10/31/19	$10,997	$15,776	$10,520	$11,519
11/30/19	$11,047	$16,349	$10,533	$11,513
12/31/19	$11,093	$16,842	$10,548	$11,505
1/31/20	$11,127	$16,836	$10,562	$11,726
2/29/20	$11,085	$15,450	$10,578	$11,937
3/31/20	$10,776	$13,541	$10,609	$11,867
4/30/20	$11,145	$15,277	$10,610	$12,078
5/31/20	$11,179	$16,005	$10,610	$12,134
6/30/20	$11,170	$16,323	$10,611	$12,211
7/31/20	$11,256	$17,244	$10,613	$12,393
8/31/20	$11,316	$18,483	$10,614	$12,293
9/30/20	$11,342	$17,781	$10,615	$12,286
10/31/20	$11,410	$17,308	$10,616	$12,231
11/30/20	$11,539	$19,203	$10,618	$12,351
12/31/20	$11,696	$19,941	$10,619	$12,368
1/31/21	$11,806	$19,740	$10,620	$12,280
2/28/21	$11,806	$20,284	$10,621	$12,102
3/31/21	$11,870	$21,172	$10,621	$11,951
4/30/21	$11,980	$22,302	$10,621	$12,046
5/31/21	$12,026	$22,458	$10,622	$12,085
6/30/21	$11,934	$22,982	$10,621	$12,170
7/31/21	$11,687	$23,528	$10,622	$12,306
8/31/21	$11,751	$24,244	$10,622	$12,283
9/30/21	$11,815	$23,116	$10,623	$12,176
10/31/21	$11,843	$24,735	$10,622	$12,173
11/30/21	$11,687	$24,564	$10,623	$12,209
12/31/21	$11,795	$25,665	$10,624	$12,178
1/31/22	$11,657	$24,337	$10,623	$11,915
2/28/22	$11,666	$23,608	$10,625	$11,782
3/31/22	$11,749	$24,485	$10,628	$11,455
4/30/22	$11,676	$22,350	$10,630	$11,020
5/31/22	$11,565	$22,391	$10,637	$11,091
6/30/22	$11,408	$20,542	$10,639	$10,917
7/31/22	$11,574	$22,437	$10,645	$11,184
8/31/22	$11,629	$21,522	$10,662	$10,868
9/30/22	$11,537	$19,539	$10,688	$10,399
10/31/22	$11,731	$21,121	$10,705	$10,264
11/30/22	$11,620	$22,302	$10,740	$10,641
12/31/22	$11,675	$21,017	$10,778	$10,593
1/31/23	$11,695	$22,337	$10,812	$10,919
2/28/23	$11,675	$21,792	$10,847	$10,637
3/31/23	$11,704	$22,592	$10,894	$10,907
4/30/23	$11,714	$22,945	$10,929	$10,973
5/31/23	$11,446	$23,045	$10,971	$10,854
6/30/23	$11,628	$24,568	$11,021	$10,815
7/31/23	$11,809	$25,357	$11,065	$10,808
8/31/23	$11,934	$24,953	$11,115	$10,738
9/30/23	$11,962	$23,763	$11,166	$10,466
10/31/23	$11,905	$23,264	$11,216	$10,300
11/30/23	$12,192	$25,388	$11,266	$10,767
12/31/23	$12,369	$26,542	$11,319	$11,179
1/31/24	$12,300	$26,988	$11,367	$11,148
2/29/24	$12,300	$28,429	$11,414	$10,991
3/31/24	$12,486	$29,343	$11,465	$11,092
4/30/24	$12,252	$28,145	$11,514	$10,812
5/31/24	$12,310	$29,540	$11,570	$10,995
6/30/24	$12,369	$30,600	$11,617	$11,100
7/31/24	$12,583	$30,973	$11,669	$11,359
8/31/24	$12,622	$31,724	$11,725	$11,522
9/30/24	$12,603	$32,402	$11,776	$11,676
10/31/24	$12,671	$32,108	$11,820	$11,387
11/30/24	$12,710	$33,993	$11,865	$11,507
12/31/24	$12,692	$33,182	$11,913	$11,319
1/31/25	$12,830	$34,106	$11,957	$11,379
2/28/25	$12,988	$33,661	$11,995	$11,629
3/31/25	$12,997	$31,765	$12,035	$11,634
4/30/25	$12,958	$31,549	$12,077	$11,679
5/31/25	$13,027	$33,535	$12,121	$11,596

Average Annual Total Returns (%)Footnote Reference*

AATR	1 Year	5 Years	10 Years
Class R	5.82%	3.11%	2.68%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown above include the reinvestment of all dividends and capital gains.

Key Fund Statistics

Total Net Assets	$718,799,961
Number of Portfolio Holdings	105
Total Advisory Fees Paid	$9,292,291
Portfolio Turnover Rate	162%

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

What did the Fund invest in?

The Fund invested primarily in the equity securities of companies involved in publicly announced mergers and acquisitions.

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	23.18%
Consumer, Non-cyclical	19.07%
Technology	16.56%
Financials	12.53%
Consumer, Cyclical	8.86%
Funds	7.63%
Energy	6.29%
Industrials	3.96%
Utilities	1.75%
Materials	0.17%

Region Weighting (% of Total Investments)

Value	Value
Americas	95.08%
EMEA	4.92%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/arbitrage.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Arbitrage Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class R:

ARBFX

Arbitrage Fund

Annual Shareholder Report

May 31, 2025

Class A: AGCAX

Water Island Credit Opportunities Fund

Annual Shareholder Report

May 31, 2025

Fund Overview

This annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$130	1.26%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Positive performance was sourced from both credit special situations investments and merger-related credit investments. Nearly all of the Fund’s returns were generated by investments in US-based catalysts. Information technology and health care were the top performing sectors. While no individual sectors generated negative returns overall, the Fund’s broad market hedges detracted from performance – though this performance was in line with their intended use case, mitigating volatility elsewhere in the portfolio. Top contributors included the Fund’s investments in the bonds of Spirit AeroSystems, Spotify Technology, and Getty Images. Top detractors included the Fund’s broad market hedges as well as the Fund’s investments in the bonds of E2open and Boeing.

Fund Performance

The chart below reflects a hypothetical $10,000 investment in the Fund. Performance shown is for the previous 10 years.

Total Return Based on $10,000 Investment*

	Class A with sales charge $13,179	Bloomberg U.S. Aggregate Bond Index $11,596	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
5/31/15	$9,678	$10,000	$10,000
6/30/15	$9,662	$9,891	$10,000
7/31/15	$9,643	$9,960	$10,000
8/31/15	$9,584	$9,945	$10,001
9/30/15	$9,507	$10,013	$10,001
10/31/15	$9,546	$10,014	$10,001
11/30/15	$9,517	$9,988	$10,001
12/31/15	$9,484	$9,956	$10,005
1/31/16	$9,464	$10,093	$10,005
2/29/16	$9,564	$10,164	$10,007
3/31/16	$9,601	$10,257	$10,012
4/30/16	$9,591	$10,297	$10,015
5/31/16	$9,681	$10,299	$10,016
6/30/16	$9,680	$10,485	$10,019
7/31/16	$9,730	$10,551	$10,022
8/31/16	$9,801	$10,539	$10,024
9/30/16	$9,867	$10,533	$10,029
10/31/16	$9,827	$10,452	$10,031
11/30/16	$9,887	$10,205	$10,033
12/31/16	$9,926	$10,219	$10,037
1/31/17	$9,926	$10,239	$10,042
2/28/17	$9,936	$10,308	$10,046
3/31/17	$9,854	$10,303	$10,048
4/30/17	$9,907	$10,382	$10,054
5/31/17	$9,931	$10,462	$10,060
6/30/17	$10,008	$10,452	$10,068
7/31/17	$10,005	$10,497	$10,077
8/31/17	$9,997	$10,591	$10,086
9/30/17	$10,018	$10,540	$10,095
10/31/17	$10,076	$10,546	$10,104
11/30/17	$9,983	$10,533	$10,112
12/31/17	$10,052	$10,581	$10,123
1/31/18	$10,128	$10,459	$10,135
2/28/18	$10,185	$10,360	$10,145
3/31/18	$10,197	$10,427	$10,159
4/30/18	$10,216	$10,349	$10,173
5/31/18	$10,238	$10,423	$10,188
6/30/18	$10,245	$10,410	$10,205
7/31/18	$10,244	$10,413	$10,221
8/31/18	$10,278	$10,480	$10,240
9/30/18	$10,290	$10,412	$10,255
10/31/18	$10,237	$10,330	$10,273
11/30/18	$10,266	$10,391	$10,294
12/31/18	$10,198	$10,582	$10,313
1/31/19	$10,338	$10,695	$10,333
2/28/19	$10,398	$10,689	$10,352
3/31/19	$10,435	$10,894	$10,374
4/30/19	$10,484	$10,897	$10,394
5/31/19	$10,499	$11,090	$10,418
6/30/19	$10,548	$11,229	$10,440
7/31/19	$10,567	$11,254	$10,460
8/31/19	$10,606	$11,546	$10,481
9/30/19	$10,623	$11,484	$10,500
10/31/19	$10,630	$11,519	$10,520
11/30/19	$10,682	$11,513	$10,533
12/31/19	$10,737	$11,505	$10,548
1/31/20	$10,767	$11,726	$10,562
2/29/20	$10,782	$11,937	$10,578
3/31/20	$10,149	$11,867	$10,609
4/30/20	$10,383	$12,078	$10,610
5/31/20	$10,768	$12,134	$10,610
6/30/20	$10,946	$12,211	$10,611
7/31/20	$11,057	$12,393	$10,613
8/31/20	$11,187	$12,293	$10,614
9/30/20	$11,178	$12,286	$10,615
10/31/20	$11,222	$12,231	$10,616
11/30/20	$11,383	$12,351	$10,618
12/31/20	$11,440	$12,368	$10,619
1/31/21	$11,477	$12,280	$10,620
2/28/21	$11,553	$12,102	$10,621
3/31/21	$11,564	$11,951	$10,621
4/30/21	$11,637	$12,046	$10,621
5/31/21	$11,632	$12,085	$10,622
6/30/21	$11,672	$12,170	$10,621
7/31/21	$11,665	$12,306	$10,622
8/31/21	$11,684	$12,283	$10,622
9/30/21	$11,687	$12,176	$10,623
10/31/21	$11,726	$12,173	$10,622
11/30/21	$11,732	$12,209	$10,623
12/31/21	$11,791	$12,178	$10,624
1/31/22	$11,717	$11,915	$10,623
2/28/22	$11,726	$11,782	$10,625
3/31/22	$11,694	$11,455	$10,628
4/30/22	$11,530	$11,020	$10,630
5/31/22	$11,427	$11,091	$10,637
6/30/22	$11,137	$10,917	$10,639
7/31/22	$11,344	$11,184	$10,645
8/31/22	$11,380	$10,868	$10,662
9/30/22	$11,337	$10,399	$10,688
10/31/22	$11,420	$10,264	$10,705
11/30/22	$11,529	$10,641	$10,740
12/31/22	$11,443	$10,593	$10,778
1/31/23	$11,633	$10,919	$10,812
2/28/23	$11,701	$10,637	$10,847
3/31/23	$11,705	$10,907	$10,894
4/30/23	$11,775	$10,973	$10,929
5/31/23	$11,756	$10,854	$10,971
6/30/23	$11,872	$10,815	$11,021
7/31/23	$11,854	$10,808	$11,065
8/31/23	$11,947	$10,738	$11,115
9/30/23	$12,005	$10,466	$11,166
10/31/23	$11,978	$10,300	$11,216
11/30/23	$12,109	$10,767	$11,266
12/31/23	$12,247	$11,179	$11,319
1/31/24	$12,296	$11,148	$11,367
2/29/24	$12,346	$10,991	$11,414
3/31/24	$12,339	$11,092	$11,465
4/30/24	$12,371	$10,812	$11,514
5/31/24	$12,458	$10,995	$11,570
6/30/24	$12,534	$11,100	$11,617
7/31/24	$12,594	$11,359	$11,669
8/31/24	$12,689	$11,522	$11,725
9/30/24	$12,761	$11,676	$11,776
10/31/24	$12,791	$11,387	$11,820
11/30/24	$12,828	$11,507	$11,865
12/31/24	$12,888	$11,319	$11,913
1/31/25	$12,968	$11,379	$11,957
2/28/25	$13,018	$11,629	$11,995
3/31/25	$13,083	$11,634	$12,035
4/30/25	$13,115	$11,679	$12,077
5/31/25	$13,179	$11,596	$12,121

Average Annual Total Returns (%)Footnote Reference*

AATR	1 Year	5 Years	10 Years
Class A	5.79%	4.12%	3.14%
Class A (After Sales Charges)	2.30%	3.44%	2.80%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown above include the reinvestment of all dividends and capital gains. Performance reflects fee waivers and/or expense reimbursements. If fee waivers had not been in place, performance would have been lower.

Key Fund Statistics

Total Net Assets	$166,298,753
Number of Portfolio Holdings	84
Total Advisory Fees Paid	$850,749
Portfolio Turnover Rate	132%

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

What did the Fund invest in?

The Fund invested primarily in the debt securities of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.48%
Technology	18.50%
Telecommunication Services	17.56%
Industrials	12.03%
Consumer, Cyclical	10.92%
Financials	7.57%
Utilities	5.19%
Government	3.57%
Materials	1.18%

Credit Quality (% of Total Investments)Footnote Reference1

Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	8.62%
BB	15.09%
B	39.19%
Below B	3.41%
Not Rated	33.69%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-credit-opportunities.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Credit Opportunities Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class A:

AGCAX

Water Island Credit Opportunities Fund

Annual Shareholder Report

May 31, 2025

Class I: ACFIX

Water Island Credit Opportunities Fund

Annual Shareholder Report

May 31, 2025

Fund Overview

This annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	1.00%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Positive performance was sourced from both credit special situations investments and merger-related credit investments. Nearly all of the Fund’s returns were generated by investments in US-based catalysts. Information technology and health care were the top performing sectors. While no individual sectors generated negative returns overall, the Fund’s broad market hedges detracted from performance – though this performance was in line with their intended use case, mitigating volatility elsewhere in the portfolio. Top contributors included the Fund’s investments in the bonds of Spirit AeroSystems, Spotify Technology, and Getty Images. Top detractors included the Fund’s broad market hedges as well as the Fund’s investments in the bonds of E2open and Boeing.

Fund Performance

The chart below reflects a hypothetical $100,000 investment in the Fund. Performance shown is for the previous 10 years.

Total Return Based on $100,000 Investment*

	Class I $139,637	Bloomberg U.S. Aggregate Bond Index $115,957	ICE BofA U.S. 3-Month Treasury Bill Index $121,206
5/31/15	$100,000	$100,000	$100,000
6/30/15	$99,846	$98,910	$100,003
7/31/15	$99,745	$99,597	$99,997
8/31/15	$99,135	$99,454	$100,013
9/30/15	$98,402	$100,127	$100,014
10/31/15	$98,811	$100,144	$100,007
11/30/15	$98,504	$99,879	$100,013
12/31/15	$98,136	$99,556	$100,046
1/31/16	$98,033	$100,926	$100,049
2/29/16	$99,065	$101,642	$100,074
3/31/16	$99,471	$102,574	$100,120
4/30/16	$99,367	$102,968	$100,146
5/31/16	$100,300	$102,995	$100,155
6/30/16	$100,357	$104,845	$100,193
7/31/16	$100,878	$105,508	$100,220
8/31/16	$101,712	$105,388	$100,239
9/30/16	$102,356	$105,326	$100,289
10/31/16	$101,938	$104,520	$100,313
11/30/16	$102,566	$102,048	$100,331
12/31/16	$103,043	$102,192	$100,373
1/31/17	$103,043	$102,392	$100,418
2/28/17	$103,149	$103,081	$100,460
3/31/17	$102,358	$103,026	$100,477
4/30/17	$102,932	$103,822	$100,541
5/31/17	$103,092	$104,621	$100,596
6/30/17	$103,912	$104,516	$100,680
7/31/17	$104,015	$104,965	$100,766
8/31/17	$103,952	$105,906	$100,860
9/30/17	$104,194	$105,402	$100,947
10/31/17	$104,705	$105,463	$101,037
11/30/17	$103,866	$105,328	$101,121
12/31/17	$104,528	$105,811	$101,230
1/31/18	$105,365	$104,593	$101,354
2/28/18	$105,985	$103,601	$101,450
3/31/18	$106,124	$104,266	$101,586
4/30/18	$106,345	$103,490	$101,725
5/31/18	$106,815	$104,229	$101,881
6/30/18	$106,793	$104,100	$102,049
7/31/18	$106,813	$104,125	$102,211
8/31/18	$107,294	$104,795	$102,395
9/30/18	$107,332	$104,121	$102,546
10/31/18	$106,800	$103,298	$102,730
11/30/18	$107,129	$103,914	$102,942
12/31/18	$106,439	$105,823	$103,130
1/31/19	$107,926	$106,947	$103,333
2/28/19	$108,573	$106,885	$103,517
3/31/19	$108,983	$108,938	$103,741
4/30/19	$109,512	$108,965	$103,944
5/31/19	$109,699	$110,900	$104,181
6/30/19	$110,226	$112,292	$104,405
7/31/19	$110,453	$112,539	$104,602
8/31/19	$110,880	$115,456	$104,814
9/30/19	$111,079	$114,841	$104,999
10/31/19	$111,298	$115,187	$105,201
11/30/19	$111,750	$115,128	$105,330
12/31/19	$112,470	$115,048	$105,482
1/31/20	$112,808	$117,262	$105,624
2/29/20	$112,871	$119,372	$105,779
3/31/20	$106,264	$118,670	$106,088
4/30/20	$108,735	$120,779	$106,097
5/31/20	$112,797	$121,341	$106,098
6/30/20	$114,560	$122,106	$106,113
7/31/20	$115,870	$123,930	$106,133
8/31/20	$117,137	$122,929	$106,142
9/30/20	$117,186	$122,862	$106,153
10/31/20	$117,673	$122,314	$106,165
11/30/20	$119,264	$123,514	$106,175
12/31/20	$120,014	$123,684	$106,187
1/31/21	$120,420	$122,797	$106,195
2/28/21	$121,245	$121,024	$106,206
3/31/21	$121,385	$119,513	$106,213
4/30/21	$122,176	$120,457	$106,214
5/31/21	$122,147	$120,850	$106,217
6/30/21	$122,469	$121,699	$106,213
7/31/21	$122,424	$123,060	$106,219
8/31/21	$122,773	$122,826	$106,223
9/30/21	$122,834	$121,762	$106,229
10/31/21	$123,265	$121,729	$106,224
11/30/21	$123,236	$122,089	$106,230
12/31/21	$123,880	$121,777	$106,239
1/31/22	$123,243	$119,153	$106,233
2/28/22	$123,240	$117,824	$106,248
3/31/22	$122,932	$114,550	$106,279
4/30/22	$121,354	$110,203	$106,295
5/31/22	$120,298	$110,914	$106,368
6/30/22	$117,266	$109,174	$106,391
7/31/22	$119,475	$111,841	$106,446
8/31/22	$119,877	$108,682	$106,617
9/30/22	$119,319	$103,986	$106,883
10/31/22	$120,346	$102,639	$107,051
11/30/22	$121,395	$106,413	$107,396
12/31/22	$120,514	$105,933	$107,784
1/31/23	$122,667	$109,192	$108,122
2/28/23	$123,403	$106,369	$108,475
3/31/23	$123,474	$109,071	$108,941
4/30/23	$124,238	$109,732	$109,285
5/31/23	$123,941	$108,537	$109,713
6/30/23	$125,314	$108,150	$110,214
7/31/23	$125,020	$108,075	$110,654
8/31/23	$126,164	$107,385	$111,153
9/30/23	$126,663	$104,656	$111,663
10/31/23	$126,412	$103,004	$112,162
11/30/23	$127,948	$107,669	$112,665
12/31/23	$129,438	$111,790	$113,190
1/31/24	$129,850	$111,483	$113,674
2/29/24	$130,539	$109,908	$114,139
3/31/24	$130,491	$110,923	$114,653
4/30/24	$130,858	$108,121	$115,144
5/31/24	$131,661	$109,954	$115,696
6/30/24	$132,631	$110,995	$116,168
7/31/24	$133,293	$113,588	$116,688
8/31/24	$134,325	$115,220	$117,246
9/30/24	$135,120	$116,763	$117,755
10/31/24	$135,332	$113,867	$118,203
11/30/24	$135,885	$115,071	$118,654
12/31/24	$136,554	$113,188	$119,134
1/31/25	$137,427	$113,788	$119,572
2/28/25	$137,980	$116,292	$119,952
3/31/25	$138,561	$116,336	$120,353
4/30/25	$139,076	$116,793	$120,767
5/31/25	$139,637	$115,957	$121,206

Average Annual Total Returns (%)Footnote Reference*

AATR	1 Year	5 Years	10 Years
Class I	6.06%	4.36%	3.40%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown above include the reinvestment of all dividends and capital gains. Performance reflects fee waivers and/or expense reimbursements. If fee waivers had not been in place, performance would have been lower.

Key Fund Statistics

Total Net Assets	$166,298,753
Number of Portfolio Holdings	84
Total Advisory Fees Paid	$850,749
Portfolio Turnover Rate	132%

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

What did the Fund invest in?

The Fund invested primarily in the debt securities of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.48%
Technology	18.50%
Telecommunication Services	17.56%
Industrials	12.03%
Consumer, Cyclical	10.92%
Financials	7.57%
Utilities	5.19%
Government	3.57%
Materials	1.18%

Credit Quality (% of Total Investments)Footnote Reference1

Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	8.62%
BB	15.09%
B	39.19%
Below B	3.41%
Not Rated	33.69%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-credit-opportunities.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Credit Opportunities Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class I:

ACFIX

Water Island Credit Opportunities Fund

Annual Shareholder Report

May 31, 2025

Class R: ARCFX

Water Island Credit Opportunities Fund

Annual Shareholder Report

May 31, 2025

Fund Overview

This annual shareholder report contains important information about Water Island Credit Opportunities Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-credit-opportunities. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$130	1.26%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Positive performance was sourced from both credit special situations investments and merger-related credit investments. Nearly all of the Fund’s returns were generated by investments in US-based catalysts. Information technology and health care were the top performing sectors. While no individual sectors generated negative returns overall, the Fund’s broad market hedges detracted from performance – though this performance was in line with their intended use case, mitigating volatility elsewhere in the portfolio. Top contributors included the Fund’s investments in the bonds of Spirit AeroSystems, Spotify Technology, and Getty Images. Top detractors included the Fund’s broad market hedges as well as the Fund’s investments in the bonds of E2open and Boeing.

Fund Performance

The chart below reflects a hypothetical $10,000 investment in the Fund. Performance shown is for the previous 10 years.

Total Return Based on $10,000 Investment*

	Class R $13,624	Bloomberg U.S. Aggregate Bond Index $11,596	ICE BofA U.S. 3-Month Treasury Bill Index $12,121
5/31/15	$10,000	$10,000	$10,000
6/30/15	$9,983	$9,891	$10,000
7/31/15	$9,973	$9,960	$10,000
8/31/15	$9,902	$9,945	$10,001
9/30/15	$9,823	$10,013	$10,001
10/31/15	$9,864	$10,014	$10,001
11/30/15	$9,833	$9,988	$10,001
12/31/15	$9,799	$9,956	$10,005
1/31/16	$9,789	$10,093	$10,005
2/29/16	$9,882	$10,164	$10,007
3/31/16	$9,927	$10,257	$10,012
4/30/16	$9,917	$10,297	$10,015
5/31/16	$10,010	$10,299	$10,016
6/30/16	$10,009	$10,485	$10,019
7/31/16	$10,061	$10,551	$10,022
8/31/16	$10,133	$10,539	$10,024
9/30/16	$10,202	$10,533	$10,029
10/31/16	$10,150	$10,452	$10,031
11/30/16	$10,222	$10,205	$10,033
12/31/16	$10,262	$10,219	$10,037
1/31/17	$10,262	$10,239	$10,042
2/28/17	$10,273	$10,308	$10,046
3/31/17	$10,188	$10,303	$10,048
4/30/17	$10,243	$10,382	$10,054
5/31/17	$10,267	$10,462	$10,060
6/30/17	$10,347	$10,452	$10,068
7/31/17	$10,344	$10,497	$10,077
8/31/17	$10,336	$10,591	$10,086
9/30/17	$10,358	$10,540	$10,095
10/31/17	$10,417	$10,546	$10,104
11/30/17	$10,321	$10,533	$10,112
12/31/17	$10,381	$10,581	$10,123
1/31/18	$10,462	$10,459	$10,135
2/28/18	$10,521	$10,360	$10,145
3/31/18	$10,544	$10,427	$10,159
4/30/18	$10,563	$10,349	$10,173
5/31/18	$10,597	$10,423	$10,188
6/30/18	$10,604	$10,410	$10,205
7/31/18	$10,604	$10,413	$10,221
8/31/18	$10,638	$10,480	$10,240
9/30/18	$10,651	$10,412	$10,255
10/31/18	$10,596	$10,330	$10,273
11/30/18	$10,616	$10,391	$10,294
12/31/18	$10,557	$10,582	$10,313
1/31/19	$10,690	$10,695	$10,333
2/28/19	$10,763	$10,689	$10,352
3/31/19	$10,801	$10,894	$10,374
4/30/19	$10,852	$10,897	$10,394
5/31/19	$10,868	$11,090	$10,418
6/30/19	$10,906	$11,229	$10,440
7/31/19	$10,927	$11,254	$10,460
8/31/19	$10,978	$11,546	$10,481
9/30/19	$10,984	$11,484	$10,500
10/31/19	$11,003	$11,519	$10,520
11/30/19	$11,057	$11,513	$10,533
12/31/19	$11,114	$11,505	$10,548
1/31/20	$11,145	$11,726	$10,562
2/29/20	$11,161	$11,937	$10,578
3/31/20	$10,497	$11,867	$10,609
4/30/20	$10,738	$12,078	$10,610
5/31/20	$11,135	$12,134	$10,610
6/30/20	$11,317	$12,211	$10,611
7/31/20	$11,432	$12,393	$10,613
8/31/20	$11,566	$12,293	$10,614
9/30/20	$11,569	$12,286	$10,615
10/31/20	$11,602	$12,231	$10,616
11/30/20	$11,768	$12,351	$10,618
12/31/20	$11,827	$12,368	$10,619
1/31/21	$11,864	$12,280	$10,620
2/28/21	$11,943	$12,102	$10,621
3/31/21	$11,955	$11,951	$10,621
4/30/21	$12,042	$12,046	$10,621
5/31/21	$12,036	$12,085	$10,622
6/30/21	$12,065	$12,170	$10,621
7/31/21	$12,059	$12,306	$10,622
8/31/21	$12,078	$12,283	$10,622
9/30/21	$12,094	$12,176	$10,623
10/31/21	$12,122	$12,173	$10,622
11/30/21	$12,129	$12,209	$10,623
12/31/21	$12,189	$12,178	$10,624
1/31/22	$12,112	$11,915	$10,623
2/28/22	$12,122	$11,782	$10,625
3/31/22	$12,089	$11,455	$10,628
4/30/22	$11,920	$11,020	$10,630
5/31/22	$11,815	$11,091	$10,637
6/30/22	$11,516	$10,917	$10,639
7/31/22	$11,730	$11,184	$10,645
8/31/22	$11,767	$10,868	$10,662
9/30/22	$11,722	$10,399	$10,688
10/31/22	$11,808	$10,264	$10,705
11/30/22	$11,920	$10,641	$10,740
12/31/22	$11,832	$10,593	$10,778
1/31/23	$12,028	$10,919	$10,812
2/28/23	$12,097	$10,637	$10,847
3/31/23	$12,102	$10,907	$10,894
4/30/23	$12,174	$10,973	$10,929
5/31/23	$12,155	$10,854	$10,971
6/30/23	$12,274	$10,815	$11,021
7/31/23	$12,256	$10,808	$11,065
8/31/23	$12,352	$10,738	$11,115
9/30/23	$12,411	$10,466	$11,166
10/31/23	$12,385	$10,300	$11,216
11/30/23	$12,519	$10,767	$11,266
12/31/23	$12,662	$11,179	$11,319
1/31/24	$12,712	$11,148	$11,367
2/29/24	$12,764	$10,991	$11,414
3/31/24	$12,757	$11,092	$11,465
4/30/24	$12,790	$10,812	$11,514
5/31/24	$12,879	$10,995	$11,570
6/30/24	$12,958	$11,100	$11,617
7/31/24	$13,033	$11,359	$11,669
8/31/24	$13,131	$11,522	$11,725
9/30/24	$13,192	$11,676	$11,776
10/31/24	$13,224	$11,387	$11,820
11/30/24	$13,262	$11,507	$11,865
12/31/24	$13,324	$11,319	$11,913
1/31/25	$13,406	$11,379	$11,957
2/28/25	$13,458	$11,629	$11,995
3/31/25	$13,525	$11,634	$12,035
4/30/25	$13,572	$11,679	$12,077
5/31/25	$13,624	$11,596	$12,121

Average Annual Total Returns (%)Footnote Reference*

AATR	1 Year	5 Years	10 Years
Class R	5.78%	4.12%	3.14%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown above include the reinvestment of all dividends and capital gains. Performance reflects fee waivers and/or expense reimbursements. If fee waivers had not been in place, performance would have been lower.

Key Fund Statistics

Total Net Assets	$166,298,753
Number of Portfolio Holdings	84
Total Advisory Fees Paid	$850,749
Portfolio Turnover Rate	132%

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

What did the Fund invest in?

The Fund invested primarily in the debt securities of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Consumer, Non-cyclical	23.48%
Technology	18.50%
Telecommunication Services	17.56%
Industrials	12.03%
Consumer, Cyclical	10.92%
Financials	7.57%
Utilities	5.19%
Government	3.57%
Materials	1.18%

Credit Quality (% of Total Investments)Footnote Reference1

Value	Value
AAA	0.00%
AA	0.00%
A	0.00%
BBB	8.62%
BB	15.09%
B	39.19%
Below B	3.41%
Not Rated	33.69%
Footnote	Description
Footnote[1]	Credit quality ratings on portfolio holdings are obtained from the three major ratings agencies, utilizing the lower of Moody's or S&P ratings, or Fitch ratings if neither S&P nor Moody's ratings are available. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest), with "Not Rated" designating securities for which no ratings are available. Credit quality reflects long exposure as a percentage of total investments.

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-credit-opportunities.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Credit Opportunities Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class R:

ARCFX

Water Island Credit Opportunities Fund

Annual Shareholder Report

May 31, 2025

Class A: AGEAX

Water Island Event-Driven Fund

Annual Shareholder Report

May 31, 2025

Fund Overview

This annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$175	1.70%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Returns were sourced predominantly from the Fund’s merger arbitrage sleeve. The vast majority of the Fund’s performance was generated by investments in US-based catalysts. Information technology and industrials were the top performing sectors. No sectors detracted from returns for the periods. Top contributors included the Fund’s combined position in Apollo Global Management’s bid to simultaneously acquire and subsequently merge Everi and IGT Gaming – in which we were positioned with both equity and credit investments, the acquisition of ANSYS by Synopsys, and the acquisition of Catalent by Novo Holdings. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Cross Country Healthcare by Aya Healthcare, and a position related to contingent value rights issued as a portion of payment in Bristol-Myers Squibb’s acquisition of Celgene.

Fund Performance

The chart below reflects a hypothetical $10,000 investment in the Fund. Performance shown is for the previous 10 years.

Total Return Based on $10,000 Investment*

	Class A with sales charge $12,591	S&P 500® Index $33,535	ICE BofA U.S. 3-Month Treasury Bill Index $12,121	Bloomberg U.S. Aggregate Bond Index $11,596
5/31/15	$9,672	$10,000	$10,000	$10,000
6/30/15	$9,453	$9,806	$10,000	$9,891
7/31/15	$9,354	$10,012	$10,000	$9,960
8/31/15	$9,245	$9,408	$10,001	$9,945
9/30/15	$8,897	$9,175	$10,001	$10,013
10/31/15	$8,946	$9,949	$10,001	$10,014
11/30/15	$8,857	$9,979	$10,001	$9,988
12/31/15	$8,852	$9,821	$10,005	$9,956
1/31/16	$8,862	$9,334	$10,005	$10,093
2/29/16	$8,953	$9,321	$10,007	$10,164
3/31/16	$9,045	$9,954	$10,012	$10,257
4/30/16	$9,065	$9,992	$10,015	$10,297
5/31/16	$9,137	$10,172	$10,016	$10,299
6/30/16	$9,126	$10,198	$10,019	$10,485
7/31/16	$9,187	$10,574	$10,022	$10,551
8/31/16	$9,228	$10,589	$10,024	$10,539
9/30/16	$9,279	$10,591	$10,029	$10,533
10/31/16	$9,157	$10,398	$10,031	$10,452
11/30/16	$9,248	$10,783	$10,033	$10,205
12/31/16	$9,309	$10,996	$10,037	$10,219
1/31/17	$9,320	$11,204	$10,042	$10,239
2/28/17	$9,360	$11,649	$10,046	$10,308
3/31/17	$9,381	$11,663	$10,048	$10,303
4/30/17	$9,432	$11,783	$10,054	$10,382
5/31/17	$9,513	$11,948	$10,060	$10,462
6/30/17	$9,543	$12,023	$10,068	$10,452
7/31/17	$9,523	$12,270	$10,077	$10,497
8/31/17	$9,574	$12,308	$10,086	$10,591
9/30/17	$9,594	$12,562	$10,095	$10,540
10/31/17	$9,645	$12,855	$10,104	$10,546
11/30/17	$9,523	$13,249	$10,112	$10,533
12/31/17	$9,644	$13,396	$10,123	$10,581
1/31/18	$9,736	$14,163	$10,135	$10,459
2/28/18	$9,777	$13,641	$10,145	$10,360
3/31/18	$9,644	$13,295	$10,159	$10,427
4/30/18	$9,583	$13,346	$10,173	$10,349
5/31/18	$9,654	$13,667	$10,188	$10,423
6/30/18	$9,716	$13,751	$10,205	$10,410
7/31/18	$9,644	$14,263	$10,221	$10,413
8/31/18	$9,665	$14,728	$10,240	$10,480
9/30/18	$9,685	$14,812	$10,255	$10,412
10/31/18	$9,573	$13,799	$10,273	$10,330
11/30/18	$9,665	$14,080	$10,294	$10,391
12/31/18	$9,618	$12,809	$10,313	$10,582
1/31/19	$9,743	$13,835	$10,333	$10,695
2/28/19	$9,763	$14,280	$10,352	$10,689
3/31/19	$9,784	$14,557	$10,374	$10,894
4/30/19	$9,950	$15,147	$10,394	$10,897
5/31/19	$9,805	$14,184	$10,418	$11,090
6/30/19	$9,815	$15,184	$10,440	$11,229
7/31/19	$9,888	$15,402	$10,460	$11,254
8/31/19	$9,888	$15,158	$10,481	$11,546
9/30/19	$9,867	$15,442	$10,500	$11,484
10/31/19	$9,909	$15,776	$10,520	$11,519
11/30/19	$9,960	$16,349	$10,533	$11,513
12/31/19	$10,044	$16,842	$10,548	$11,505
1/31/20	$10,075	$16,836	$10,562	$11,726
2/29/20	$10,023	$15,450	$10,578	$11,937
3/31/20	$9,753	$13,541	$10,609	$11,867
4/30/20	$10,273	$15,277	$10,610	$12,078
5/31/20	$10,356	$16,005	$10,610	$12,134
6/30/20	$10,377	$16,323	$10,611	$12,211
7/31/20	$10,460	$17,244	$10,613	$12,393
8/31/20	$10,615	$18,483	$10,614	$12,293
9/30/20	$10,688	$17,781	$10,615	$12,286
10/31/20	$10,740	$17,308	$10,616	$12,231
11/30/20	$11,010	$19,203	$10,618	$12,351
12/31/20	$11,358	$19,941	$10,619	$12,368
1/31/21	$11,503	$19,740	$10,620	$12,280
2/28/21	$11,576	$20,284	$10,621	$12,102
3/31/21	$11,628	$21,172	$10,621	$11,951
4/30/21	$11,753	$22,302	$10,621	$12,046
5/31/21	$11,826	$22,458	$10,622	$12,085
6/30/21	$11,711	$22,982	$10,621	$12,170
7/31/21	$11,379	$23,528	$10,622	$12,306
8/31/21	$11,462	$24,244	$10,622	$12,283
9/30/21	$11,524	$23,116	$10,623	$12,176
10/31/21	$11,587	$24,735	$10,622	$12,173
11/30/21	$11,337	$24,564	$10,623	$12,209
12/31/21	$11,472	$25,665	$10,624	$12,178
1/31/22	$11,337	$24,337	$10,623	$11,915
2/28/22	$11,358	$23,608	$10,625	$11,782
3/31/22	$11,451	$24,485	$10,628	$11,455
4/30/22	$11,358	$22,350	$10,630	$11,020
5/31/22	$11,264	$22,391	$10,637	$11,091
6/30/22	$11,046	$20,542	$10,639	$10,917
7/31/22	$11,233	$22,437	$10,645	$11,184
8/31/22	$11,285	$21,522	$10,662	$10,868
9/30/22	$11,212	$19,539	$10,688	$10,399
10/31/22	$11,420	$21,121	$10,705	$10,264
11/30/22	$11,316	$22,302	$10,740	$10,641
12/31/22	$11,368	$21,017	$10,778	$10,593
1/31/23	$11,389	$22,337	$10,812	$10,919
2/28/23	$11,379	$21,792	$10,847	$10,637
3/31/23	$11,410	$22,592	$10,894	$10,907
4/30/23	$11,420	$22,945	$10,929	$10,973
5/31/23	$11,129	$23,045	$10,971	$10,854
6/30/23	$11,306	$24,568	$11,021	$10,815
7/31/23	$11,483	$25,357	$11,065	$10,808
8/31/23	$11,607	$24,953	$11,115	$10,738
9/30/23	$11,649	$23,763	$11,166	$10,466
10/31/23	$11,555	$23,264	$11,216	$10,300
11/30/23	$11,857	$25,388	$11,266	$10,767
12/31/23	$12,005	$26,542	$11,319	$11,179
1/31/24	$11,922	$26,988	$11,367	$11,148
2/29/24	$11,922	$28,429	$11,414	$10,991
3/31/24	$12,005	$29,343	$11,465	$11,092
4/30/24	$11,838	$28,145	$11,514	$10,812
5/31/24	$11,880	$29,540	$11,570	$10,995
6/30/24	$11,964	$30,600	$11,617	$11,100
7/31/24	$12,246	$30,973	$11,669	$11,359
8/31/24	$12,288	$31,724	$11,725	$11,522
9/30/24	$12,246	$32,402	$11,776	$11,676
10/31/24	$12,298	$32,108	$11,820	$11,387
11/30/24	$12,267	$33,993	$11,865	$11,507
12/31/24	$12,246	$33,182	$11,913	$11,319
1/31/25	$12,392	$34,106	$11,957	$11,379
2/28/25	$12,549	$33,661	$11,995	$11,629
3/31/25	$12,549	$31,765	$12,035	$11,634
4/30/25	$12,507	$31,549	$12,077	$11,679
5/31/25	$12,591	$33,535	$12,121	$11,596

Average Annual Total Returns (%)Footnote Reference*

AATR	1 Year	5 Years	10 Years
Class A	5.98%	3.99%	2.67%
Class A (After Sales Charges)	2.55%	3.31%	2.33%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown above include the reinvestment of all dividends and capital gains. Performance reflects fee waivers and/or expense reimbursements and any recoupment of waived fees. If fee waivers had not been in place, performance would have been lower.

Key Fund Statistics

Total Net Assets	$58,321,509
Number of Portfolio Holdings	116
Total Advisory Fees Paid	$636,342
Portfolio Turnover Rate	195%

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

What did the Fund invest in?

The Fund invested primarily in the equity and debt securities and debt-like instruments of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	20.68%
Consumer, Non-cyclical	19.61%
Consumer, Cyclical	16.94%
Financials	15.80%
Technology	10.23%
Industrials	8.56%
Energy	4.63%
Utilities	3.55%

Region Weighting (% of Total Investments)

Value	Value
Americas	89.98%
EMEA	10.02%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-event-driven.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Event-Driven Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class A:

AGEAX

Water Island Event-Driven Fund

Annual Shareholder Report

May 31, 2025

Class I: AEDNX

Water Island Event-Driven Fund

Annual Shareholder Report

May 31, 2025

Fund Overview

This annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$149	1.45%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Returns were sourced predominantly from the Fund’s merger arbitrage sleeve. The vast majority of the Fund’s performance was generated by investments in US-based catalysts. Information technology and industrials were the top performing sectors. No sectors detracted from returns for the periods. Top contributors included the Fund’s combined position in Apollo Global Management’s bid to simultaneously acquire and subsequently merge Everi and IGT Gaming – in which we were positioned with both equity and credit investments, the acquisition of ANSYS by Synopsys, and the acquisition of Catalent by Novo Holdings. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Cross Country Healthcare by Aya Healthcare, and a position related to contingent value rights issued as a portion of payment in Bristol-Myers Squibb’s acquisition of Celgene.

Fund Performance

The chart below reflects a hypothetical $100,000 investment in the Fund. Performance shown is for the previous 10 years.

Total Return Based on $100,000 Investment*

	Class I $133,388	S&P 500® Index $335,352	ICE BofA U.S. 3-Month Treasury Bill Index $121,206	Bloomberg U.S. Aggregate Bond Index $115,957
5/31/15	$100,000	$100,000	$100,000	$100,000
6/30/15	$97,859	$98,064	$100,003	$98,910
7/31/15	$96,738	$100,119	$99,997	$99,597
8/31/15	$95,617	$94,078	$100,013	$99,454
9/30/15	$92,049	$91,750	$100,014	$100,127
10/31/15	$92,559	$99,490	$100,007	$100,144
11/30/15	$91,743	$99,786	$100,013	$99,879
12/31/15	$91,692	$98,212	$100,046	$99,556
1/31/16	$91,796	$93,338	$100,049	$100,926
2/29/16	$92,740	$93,212	$100,074	$101,642
3/31/16	$93,683	$99,536	$100,120	$102,574
4/30/16	$93,997	$99,922	$100,146	$102,968
5/31/16	$94,731	$101,716	$100,155	$102,995
6/30/16	$94,626	$101,980	$100,193	$104,845
7/31/16	$95,255	$105,739	$100,220	$105,508
8/31/16	$95,674	$105,888	$100,239	$105,388
9/30/16	$96,302	$105,908	$100,289	$105,326
10/31/16	$95,045	$103,976	$100,313	$104,520
11/30/16	$95,988	$107,827	$100,331	$102,048
12/31/16	$96,617	$109,958	$100,373	$102,192
1/31/17	$96,722	$112,044	$100,418	$102,392
2/28/17	$97,141	$116,492	$100,460	$103,081
3/31/17	$97,455	$116,628	$100,477	$103,026
4/30/17	$97,979	$117,826	$100,541	$103,822
5/31/17	$98,817	$119,484	$100,596	$104,621
6/30/17	$99,132	$120,230	$100,680	$104,516
7/31/17	$98,922	$122,702	$100,766	$104,965
8/31/17	$99,446	$123,078	$100,860	$105,906
9/30/17	$99,656	$125,617	$100,947	$105,402
10/31/17	$100,284	$128,548	$101,037	$105,463
11/30/17	$99,027	$132,490	$101,121	$105,328
12/31/17	$100,381	$133,964	$101,230	$105,811
1/31/18	$101,330	$141,634	$101,354	$104,593
2/28/18	$101,751	$136,413	$101,450	$103,601
3/31/18	$100,381	$132,947	$101,586	$104,266
4/30/18	$99,748	$133,457	$101,725	$103,490
5/31/18	$100,592	$136,671	$101,881	$104,229
6/30/18	$101,119	$137,512	$102,049	$104,100
7/31/18	$100,381	$142,629	$102,211	$104,125
8/31/18	$100,697	$147,277	$102,395	$104,795
9/30/18	$100,908	$148,115	$102,546	$104,121
10/31/18	$99,748	$137,991	$102,730	$103,298
11/30/18	$100,802	$140,803	$102,942	$103,914
12/31/18	$100,229	$128,090	$103,130	$105,823
1/31/19	$101,624	$138,355	$103,333	$106,947
2/28/19	$101,839	$142,797	$103,517	$106,885
3/31/19	$102,161	$145,572	$103,741	$108,938
4/30/19	$103,878	$151,466	$103,944	$108,965
5/31/19	$102,376	$141,841	$104,181	$110,900
6/30/19	$102,483	$151,837	$104,405	$112,292
7/31/19	$103,234	$154,019	$104,602	$112,539
8/31/19	$103,234	$151,580	$104,814	$115,456
9/30/19	$103,127	$154,416	$104,999	$114,841
10/31/19	$103,556	$157,760	$105,201	$115,187
11/30/19	$104,093	$163,487	$105,330	$115,128
12/31/19	$105,004	$168,421	$105,482	$115,048
1/31/20	$105,327	$168,355	$105,624	$117,262
2/29/20	$104,788	$154,496	$105,779	$119,372
3/31/20	$102,093	$135,414	$106,088	$118,670
4/30/20	$107,483	$152,773	$106,097	$120,779
5/31/20	$108,346	$160,050	$106,098	$121,341
6/30/20	$108,669	$163,232	$106,113	$122,106
7/31/20	$109,531	$172,436	$106,133	$123,930
8/31/20	$111,148	$184,831	$106,142	$122,929
9/30/20	$112,011	$177,808	$106,153	$122,862
10/31/20	$112,550	$173,080	$106,165	$122,314
11/30/20	$115,353	$192,026	$106,175	$123,514
12/31/20	$119,091	$199,409	$106,187	$123,684
1/31/21	$120,604	$197,395	$106,195	$122,797
2/28/21	$121,468	$202,839	$106,206	$121,024
3/31/21	$121,901	$211,722	$106,213	$119,513
4/30/21	$123,197	$223,021	$106,214	$120,457
5/31/21	$124,062	$224,579	$106,217	$120,850
6/30/21	$122,873	$229,822	$106,213	$121,699
7/31/21	$119,415	$235,281	$106,219	$123,060
8/31/21	$120,388	$242,435	$106,223	$122,826
9/30/21	$121,036	$231,159	$106,229	$121,762
10/31/21	$121,685	$247,355	$106,224	$121,729
11/30/21	$119,091	$245,641	$106,230	$122,089
12/31/21	$120,496	$256,650	$106,239	$121,777
1/31/22	$119,199	$243,369	$106,233	$119,153
2/28/22	$119,415	$236,082	$106,248	$117,824
3/31/22	$120,388	$244,848	$106,279	$114,550
4/30/22	$119,415	$223,496	$106,295	$110,203
5/31/22	$118,442	$223,907	$106,368	$110,914
6/30/22	$116,173	$205,424	$106,391	$109,174
7/31/22	$118,226	$224,365	$106,446	$111,841
8/31/22	$118,767	$215,215	$106,617	$108,682
9/30/22	$118,118	$195,394	$106,883	$103,986
10/31/22	$120,280	$211,214	$107,051	$102,639
11/30/22	$119,307	$223,017	$107,396	$106,413
12/31/22	$119,739	$210,168	$107,784	$105,933
1/31/23	$119,955	$223,374	$108,122	$109,192
2/28/23	$119,955	$217,924	$108,475	$106,369
3/31/23	$120,280	$225,925	$108,941	$109,071
4/30/23	$120,388	$229,451	$109,285	$109,732
5/31/23	$117,362	$230,448	$109,713	$108,537
6/30/23	$119,307	$245,675	$110,214	$108,150
7/31/23	$121,252	$253,568	$110,654	$108,075
8/31/23	$122,549	$249,530	$111,153	$107,385
9/30/23	$122,873	$237,633	$111,663	$104,656
10/31/23	$122,009	$232,637	$112,162	$103,004
11/30/23	$125,251	$253,882	$112,665	$107,669
12/31/23	$126,807	$265,416	$113,190	$111,790
1/31/24	$125,937	$269,877	$113,674	$111,483
2/29/24	$126,045	$284,287	$114,139	$109,908
3/31/24	$126,916	$293,434	$114,653	$110,923
4/30/24	$125,175	$281,448	$115,144	$108,121
5/31/24	$125,610	$295,404	$115,696	$109,954
6/30/24	$126,481	$306,004	$116,168	$110,995
7/31/24	$129,529	$309,728	$116,688	$113,588
8/31/24	$130,073	$317,241	$117,246	$115,220
9/30/24	$129,637	$324,017	$117,755	$116,763
10/31/24	$130,182	$321,078	$118,203	$113,867
11/30/24	$129,855	$339,926	$118,654	$115,071
12/31/24	$129,680	$331,823	$119,134	$113,188
1/31/25	$131,207	$341,063	$119,572	$113,788
2/28/25	$132,952	$336,613	$119,952	$116,292
3/31/25	$132,952	$317,647	$120,353	$116,336
4/30/25	$132,625	$315,493	$120,767	$116,793
5/31/25	$133,388	$335,352	$121,206	$115,957

Average Annual Total Returns (%)Footnote Reference*

AATR	1 Year	5 Years	10 Years
Class I	6.19%	4.25%	2.92%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown above include the reinvestment of all dividends and capital gains. Performance reflects fee waivers and/or expense reimbursements and any recoupment of waived fees. If fee waivers had not been in place, performance would have been lower.

Key Fund Statistics

Total Net Assets	$58,321,509
Number of Portfolio Holdings	116
Total Advisory Fees Paid	$636,342
Portfolio Turnover Rate	195%

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

What did the Fund invest in?

The Fund invested primarily in the equity and debt securities and debt-like instruments of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	20.68%
Consumer, Non-cyclical	19.61%
Consumer, Cyclical	16.94%
Financials	15.80%
Technology	10.23%
Industrials	8.56%
Energy	4.63%
Utilities	3.55%

Region Weighting (% of Total Investments)

Value	Value
Americas	89.98%
EMEA	10.02%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-event-driven.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Event-Driven Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class I:

AEDNX

Water Island Event-Driven Fund

Annual Shareholder Report

May 31, 2025

Class R: AEDFX

Water Island Event-Driven Fund

Annual Shareholder Report

May 31, 2025

Fund Overview

This annual shareholder report contains important information about Water Island Event-Driven Fund for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund, including updated performance information, at www.arbitragefunds.com/water-island-event-driven. You can also request this information by contacting us at 1-800-295-4485.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$175	1.70%

How did the Fund perform last year and what affected its performance?

The Fund’s performance for the fiscal year was driven by the outcomes of the idiosyncratic corporate catalysts in which the Fund invested. Returns were sourced predominantly from the Fund’s merger arbitrage sleeve. The vast majority of the Fund’s performance was generated by investments in US-based catalysts. Information technology and industrials were the top performing sectors. No sectors detracted from returns for the periods. Top contributors included the Fund’s combined position in Apollo Global Management’s bid to simultaneously acquire and subsequently merge Everi and IGT Gaming – in which we were positioned with both equity and credit investments, the acquisition of ANSYS by Synopsys, and the acquisition of Catalent by Novo Holdings. Top detractors included the acquisition of Revance Therapeutics by Crown Laboratories, the acquisition of Cross Country Healthcare by Aya Healthcare, and a position related to contingent value rights issued as a portion of payment in Bristol-Myers Squibb’s acquisition of Celgene.

Fund Performance

The chart below reflects a hypothetical $10,000 investment in the Fund. Performance shown is for the previous 10 years.

Total Return Based on $10,000 Investment*

	Class R $12,998	S&P 500® Index $33,535	ICE BofA U.S. 3-Month Treasury Bill Index $12,121	Bloomberg U.S. Aggregate Bond Index $11,596
5/31/15	$10,000	$10,000	$10,000	$10,000
6/30/15	$9,774	$9,806	$10,000	$9,891
7/31/15	$9,661	$10,012	$10,000	$9,960
8/31/15	$9,548	$9,408	$10,001	$9,945
9/30/15	$9,198	$9,175	$10,001	$10,013
10/31/15	$9,250	$9,949	$10,001	$10,014
11/30/15	$9,157	$9,979	$10,001	$9,988
12/31/15	$9,150	$9,821	$10,005	$9,956
1/31/16	$9,161	$9,334	$10,005	$10,093
2/29/16	$9,256	$9,321	$10,007	$10,164
3/31/16	$9,350	$9,954	$10,012	$10,257
4/30/16	$9,371	$9,992	$10,015	$10,297
5/31/16	$9,445	$10,172	$10,016	$10,299
6/30/16	$9,434	$10,198	$10,019	$10,485
7/31/16	$9,498	$10,574	$10,022	$10,551
8/31/16	$9,540	$10,589	$10,024	$10,539
9/30/16	$9,592	$10,591	$10,029	$10,533
10/31/16	$9,466	$10,398	$10,031	$10,452
11/30/16	$9,561	$10,783	$10,033	$10,205
12/31/16	$9,613	$10,996	$10,037	$10,219
1/31/17	$9,624	$11,204	$10,042	$10,239
2/28/17	$9,666	$11,649	$10,046	$10,308
3/31/17	$9,697	$11,663	$10,048	$10,303
4/30/17	$9,750	$11,783	$10,054	$10,382
5/31/17	$9,824	$11,948	$10,060	$10,462
6/30/17	$9,855	$12,023	$10,068	$10,452
7/31/17	$9,834	$12,270	$10,077	$10,497
8/31/17	$9,887	$12,308	$10,086	$10,591
9/30/17	$9,908	$12,562	$10,095	$10,540
10/31/17	$9,960	$12,855	$10,104	$10,546
11/30/17	$9,834	$13,249	$10,112	$10,533
12/31/17	$9,967	$13,396	$10,123	$10,581
1/31/18	$10,051	$14,163	$10,135	$10,459
2/28/18	$10,104	$13,641	$10,145	$10,360
3/31/18	$9,967	$13,295	$10,159	$10,427
4/30/18	$9,893	$13,346	$10,173	$10,349
5/31/18	$9,977	$13,667	$10,188	$10,423
6/30/18	$10,030	$13,751	$10,205	$10,410
7/31/18	$9,956	$14,263	$10,221	$10,413
8/31/18	$9,988	$14,728	$10,240	$10,480
9/30/18	$10,009	$14,812	$10,255	$10,412
10/31/18	$9,882	$13,799	$10,273	$10,330
11/30/18	$9,988	$14,080	$10,294	$10,391
12/31/18	$9,933	$12,809	$10,313	$10,582
1/31/19	$10,062	$13,835	$10,333	$10,695
2/28/19	$10,083	$14,280	$10,352	$10,689
3/31/19	$10,104	$14,557	$10,374	$10,894
4/30/19	$10,286	$15,147	$10,394	$10,897
5/31/19	$10,136	$14,184	$10,418	$11,090
6/30/19	$10,147	$15,184	$10,440	$11,229
7/31/19	$10,222	$15,402	$10,460	$11,254
8/31/19	$10,211	$15,158	$10,481	$11,546
9/30/19	$10,190	$15,442	$10,500	$11,484
10/31/19	$10,233	$15,776	$10,520	$11,519
11/30/19	$10,297	$16,349	$10,533	$11,513
12/31/19	$10,382	$16,842	$10,548	$11,505
1/31/20	$10,414	$16,836	$10,562	$11,726
2/29/20	$10,360	$15,450	$10,578	$11,937
3/31/20	$10,081	$13,541	$10,609	$11,867
4/30/20	$10,607	$15,277	$10,610	$12,078
5/31/20	$10,693	$16,005	$10,610	$12,134
6/30/20	$10,725	$16,323	$10,611	$12,211
7/31/20	$10,800	$17,244	$10,613	$12,393
8/31/20	$10,961	$18,483	$10,614	$12,293
9/30/20	$11,036	$17,781	$10,615	$12,286
10/31/20	$11,090	$17,308	$10,616	$12,231
11/30/20	$11,368	$19,203	$10,618	$12,351
12/31/20	$11,733	$19,941	$10,619	$12,368
1/31/21	$11,883	$19,740	$10,620	$12,280
2/28/21	$11,958	$20,284	$10,621	$12,102
3/31/21	$12,012	$21,172	$10,621	$11,951
4/30/21	$12,130	$22,302	$10,621	$12,046
5/31/21	$12,205	$22,458	$10,622	$12,085
6/30/21	$12,087	$22,982	$10,621	$12,170
7/31/21	$11,755	$23,528	$10,622	$12,306
8/31/21	$11,840	$24,244	$10,622	$12,283
9/30/21	$11,894	$23,116	$10,623	$12,176
10/31/21	$11,958	$24,735	$10,622	$12,173
11/30/21	$11,712	$24,564	$10,623	$12,209
12/31/21	$11,840	$25,665	$10,624	$12,178
1/31/22	$11,712	$24,337	$10,623	$11,915
2/28/22	$11,733	$23,608	$10,625	$11,782
3/31/22	$11,819	$24,485	$10,628	$11,455
4/30/22	$11,722	$22,350	$10,630	$11,020
5/31/22	$11,626	$22,391	$10,637	$11,091
6/30/22	$11,411	$20,542	$10,639	$10,917
7/31/22	$11,615	$22,437	$10,645	$11,184
8/31/22	$11,658	$21,522	$10,662	$10,868
9/30/22	$11,583	$19,539	$10,688	$10,399
10/31/22	$11,797	$21,121	$10,705	$10,264
11/30/22	$11,701	$22,302	$10,740	$10,641
12/31/22	$11,744	$21,017	$10,778	$10,593
1/31/23	$11,765	$22,337	$10,812	$10,919
2/28/23	$11,755	$21,792	$10,847	$10,637
3/31/23	$11,787	$22,592	$10,894	$10,907
4/30/23	$11,797	$22,945	$10,929	$10,973
5/31/23	$11,497	$23,045	$10,971	$10,854
6/30/23	$11,679	$24,568	$11,021	$10,815
7/31/23	$11,873	$25,357	$11,065	$10,808
8/31/23	$12,001	$24,953	$11,115	$10,738
9/30/23	$12,033	$23,763	$11,166	$10,466
10/31/23	$11,948	$23,264	$11,216	$10,300
11/30/23	$12,248	$25,388	$11,266	$10,767
12/31/23	$12,405	$26,542	$11,319	$11,179
1/31/24	$12,319	$26,988	$11,367	$11,148
2/29/24	$12,319	$28,429	$11,414	$10,991
3/31/24	$12,405	$29,343	$11,465	$11,092
4/30/24	$12,232	$28,145	$11,514	$10,812
5/31/24	$12,276	$29,540	$11,570	$10,995
6/30/24	$12,362	$30,600	$11,617	$11,100
7/31/24	$12,653	$30,973	$11,669	$11,359
8/31/24	$12,696	$31,724	$11,725	$11,522
9/30/24	$12,653	$32,402	$11,776	$11,676
10/31/24	$12,707	$32,108	$11,820	$11,387
11/30/24	$12,674	$33,993	$11,865	$11,507
12/31/24	$12,642	$33,182	$11,913	$11,319
1/31/25	$12,782	$34,106	$11,957	$11,379
2/28/25	$12,955	$33,661	$11,995	$11,629
3/31/25	$12,944	$31,765	$12,035	$11,634
4/30/25	$12,911	$31,549	$12,077	$11,679
5/31/25	$12,998	$33,535	$12,121	$11,596

Average Annual Total Returns (%)Footnote Reference*

AATR	1 Year	5 Years	10 Years
Class R	5.88%	3.98%	2.66%
S&P 500® Index	13.52%	15.94%	12.86%
ICE BofA U.S. 3-Month Treasury Bill Index	4.76%	2.70%	1.94%
Bloomberg U.S. Aggregate Bond Index	5.46%	-0.90%	1.49%
Footnote	Description
Footnote*	Past performance is not a good predictor of how the Fund will perform in the future. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Returns shown above include the reinvestment of all dividends and capital gains. Performance reflects fee waivers and/or expense reimbursements and any recoupment of waived fees. If fee waivers had not been in place, performance would have been lower.

Key Fund Statistics

Total Net Assets	$58,321,509
Number of Portfolio Holdings	116
Total Advisory Fees Paid	$636,342
Portfolio Turnover Rate	195%

The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

What did the Fund invest in?

The Fund invested primarily in the equity and debt securities and debt-like instruments of companies involved in announced corporate events or companies expected to undergo a corporate event.

Sector Weighting (% of Total Investments)

Value	Value
Telecommunication Services	20.68%
Consumer, Non-cyclical	19.61%
Consumer, Cyclical	16.94%
Financials	15.80%
Technology	10.23%
Industrials	8.56%
Energy	4.63%
Utilities	3.55%

Region Weighting (% of Total Investments)

Value	Value
Americas	89.98%
EMEA	10.02%

Changes in or Disagreements with Accountants

On November 19, 2024, the Fund’s Board of Trustees, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Fund for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP (“EY”) ceased to serve as the Fund’s independent registered public accounting firm. During the Fund’s fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting, scan the QR code or visit www.arbitragefunds.com/water-island-event-driven.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact us at 1-800-295-4485, or contact your financial intermediary.

The Water Island Event-Driven Fund is distributed by ALPS Distributors, Inc, which is not affiliated with Water Island Capital LLC or any of its affiliates.

Class R:

AEDFX

Water Island Event-Driven Fund

Annual Shareholder Report

May 31, 2025

(b)       Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.   Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant.

(b)	Not applicable.

(c)	During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(d)	During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

(e)	Not applicable.

(f)	The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3.   Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee

(a)(2)	The audit committee financial experts are John C. Alvarado and Francis X. Tracy, who are each independent as defined in Form N-CSR Item 3(a)(2).

Item 4.   Principal Accountant Fees and Services.

The following fees paid to EY, the Registrant’s former principal accounting firm, are for services rendered for the fiscal year ended May 31, 2024, and fees paid to Cohen & Company, Ltd. (“Cohen”), the Registrant’s current principal accounting firm, are for services rendered for the fiscal year ended May 31, 2025.

(a)	Audit Fees: For the Registrant’s fiscal years ended May 31, 2025 and May 31, 2024, the aggregate fees billed for professional services rendered by Cohen and EY for the audit of the Registrant’s annual financial statements were $70,500 and $109,000, respectively.

(b)	Audit-Related Fees: For the Registrant’s fiscal years ended May 31, 2025 and May 31, 2024, the aggregate fees billed for assurance and related services by Cohen and EY that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)	Tax Fees: For the Registrant’s fiscal years ended May 31, 2025 and May 31, 2024, aggregate fees of $15,000 and $27,922, respectively, were billed for professional services rendered by Cohen and EY for tax compliance, tax advice, and tax planning. Services for which fees in the Tax Fees category are billed include Cohen’s and EY’s review of the registrant’s U.S. federal income tax returns and the required state corporate income tax returns, as well as Cohen’s and EY’s review of excise tax distribution calculations and EY’s identification and analyzation of the passive foreign investment company status of foreign corporate equities.

(d)	All Other Fees: For the Registrant’s fiscal years ended May 31, 2025 and May 31, 2024, no fees were billed to the Registrant by Cohen and EY for services other than the services reported in paragraphs (a) through (c) of this item.

(e)(1)	Audit Committee’s Pre-Approval Policies and Procedures: All services to be performed by the Registrant's principal auditors must be pre-approved by the Registrant's audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for the fiscal years ended May 31, 2025 and May 31, 2024 were $15,000 and $27,922, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)	The Schedule of Investments is included as part of the registrant’s Financial Statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7.   Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The registrant’s Financial Statements are attached herewith.

Annual Financial Statements and Additional Information

May 31, 2025

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

Arbitrage Fund  Portfolio of Investments

May 31, 2025

	Shares	Value
COMMON STOCKS - 54.01%
Apparel - 2.24%
Skechers USA, Inc., Class A(a)(b)	259,875	$16,122,645
Biotechnology - 3.03%
SpringWorks Therapeutics, Inc.(a)(b)	466,019	21,767,747
Capital Market - 0.57%
Bridge Investment Group Holdings, Inc., Class A	445,000	4,094,000
Commercial Services - 2.30%
Dun & Bradstreet Holdings, Inc.	1,837,690	16,557,587
Electric - 1.11%
TXNM Energy, Inc.(c)	140,856	7,985,127
Electronics - 1.49%
FARO Technologies, Inc.(a)(c)	253,165	10,726,601
Healthcare - Services - 6.21%
Amedisys, Inc.(a)(c)	474,231	44,610,910
Home Builders - 1.25%
Landsea Homes Corp.(a)	797,500	8,987,825
Insurance - 3.11%
Enstar Group Ltd.(a)	42,202	14,138,092
ProAssurance Corp.(a)	355,000	8,232,450
		22,370,542
Internet - 1.38%
Just Eat Takeaway.com NV(a)(d)	449,055	9,924,805
Iron/Steel - 0.11%
U.S. Steel Corp.(b)	14,343	771,940
Media - 5.76%
Endeavor Group Holdings, Inc., Class A(a)(e)	1,081,507	31,634,080
Paramount Global, Class B(b)	803,771	9,725,629
		41,359,709
Oil & Gas - 3.99%
Hess Corp.(c)	216,933	28,676,373
Pharmaceuticals - 0.55%
Regulus Therapeutics, Inc.(a)(b)	500,000	3,965,000
Real Estate - 2.50%
McGrath RentCorp	84,898	9,540,837
Redfin Corp.(a)	841,000	8,401,590
		17,942,427
Real Estate Investment Trusts - 0.76%
InterRent Real Estate Investment Trust	546,117	5,431,921
Retail - 2.12%
Foot Locker, Inc.(a)(b)(c)	544,922	12,947,347
Walgreens Boots Alliance, Inc.(b)(c)	205,000	2,306,250
		15,253,597
Savings & Loans - 1.01%
Pacific Premier Bancorp, Inc.(c)	343,000	7,271,600
Software - 8.30%
ANSYS, Inc.(a)	98,551	32,602,642
Aspen Technology, Inc.(a)(e)	53,275	—
AvidXchange Holdings, Inc.(a)(c)	1,115,058	10,916,418

See Notes to Financial Statements.

Annual Report | May 31, 2025

Arbitrage Fund  Portfolio of Investments (continued)

May 31, 2025

	Shares	Value
COMMON STOCKS - 54.01% (Continued)
E2open Parent Holdings, Inc.(a)	2,234,114	$7,171,506
Informatica, Inc., Class A(a)(b)	373,957	8,978,707
		59,669,273
Telecommunications - 5.20%
GCI Liberty, Inc.(a)(e)	660,966	—
Juniper Networks, Inc.(c)	735,568	26,428,958
Spirent Communications PLC(a)	4,316,000	10,967,392
		37,396,350
Transportation - 1.02%
Andlauer Healthcare Group, Inc.	188,189	7,329,546
TOTAL COMMON STOCKS (Cost $386,460,390)		388,215,525
RIGHTS(a) - 0.86%
Bristol-Myers Squibb Co. CVR(e)(f)	857,631	643,223
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(e)(f)	1,669,338	764,390
Contra Abiomed, Inc. CVR, Expires 12/31/2030(e)(f)	163,650	261,840
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025(e)(f)	1,150,652	96,540
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	313,065	833,630
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	339,795	1,290,847
Contra Resolute Forest Products, Inc. CVR(e)(f)	803,806	1,255,223
Flexion Therapy CVR, Expires 12/31/2030(e)(f)	1,411,000	765,750
Icosavax, Inc. CVR, Expires 02/19/2030(e)(f)	802,494	280,953
TOTAL RIGHTS (Cost $6,017,264)		6,192,396
MUTUAL FUNDS(g) - 4.84%
Water Island Event-Driven Fund, Class I	2,844,314	34,785,955
TOTAL MUTUAL FUNDS (Cost $25,399,720)		34,785,955

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 2.36%
Telecommunications - 2.36%
Frontier Communications Holdings LLC(d)	05/15/2030	8.750%	$16,155,000	$16,975,308
TOTAL CORPORATE BONDS (Cost $16,845,714)				16,975,308

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.15%
Call Options Purchased - 0.07%
Apollo Global Management, Inc.	09/2025	$135.00	$4,116,735	315	$292,950
Chevron Corp.
	09/2025	165.00	16,048,580	1,174	77,484
	09/2025	170.00	16,062,250	1,175	47,000
Clearwater Analytics Holdings, Inc.	06/2025	30.00	48,510	21	0
Informatica, Inc.	07/2025	25.00	7,207,802	3,002	15,010
Skechers USA, Inc.	08/2025	65.00	7,221,456	1,164	5,820
Walgreens Boots Alliance, Inc.	09/2025	12.00	7,248,375	6,443	70,873
TOTAL CALL OPTIONS PURCHASED (Cost $1,711,881)					509,137

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

May 31, 2025

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.15% (Continued)
Put Options Purchased - 0.08%
Everi Holdings, Inc.	09/2025	$11.00	$592,620	420	$0
Foot Locker, Inc.	01/2026	20.00	3,635,280	1,530	99,450
Nordstrom, Inc.
	06/2025	22.50	0	2,001	0
	06/2025	24.00	0	607	0
Paramount Global	07/2025	9.00	1,974,720	1,632	0
Regulus Therapeutics, Inc.	11/2025	6.00	3,965,000	5,000	20,000
Skechers USA, Inc.	08/2025	55.00	14,449,116	2,329	11,645
SpringWorks Therapeutics, Inc.
	06/2025	45.00	7,240,050	1,550	15,500
	09/2025	35.00	3,900,285	835	12,525
Triumph Group, Inc.
	06/2025	17.50	25,790	10	0
	06/2025	20.00	23,211	9	0
U.S. Steel Corp.	06/2025	40.00	6,151,626	1,143	40,005
Walgreens Boots Alliance, Inc.	01/2026	10.00	9,225,000	8,200	360,800
TOTAL PUT OPTIONS PURCHASED (Cost $1,277,291)					559,925
TOTAL PURCHASED OPTIONS (Cost $2,989,172)					1,069,062

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 36.77%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	4.227	%(h)	132,140,797	$132,140,797
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.373	%(h)	132,140,797	132,140,797
				264,281,594
TOTAL SHORT-TERM INVESTMENTS (Cost $264,281,594)				264,281,594
Total Investments - 98.99% (Cost $701,993,854)				711,519,840
Other Assets in Excess of Liabilities - 1.01%(i)				7,280,121
NET ASSETS - 100.00%				$718,799,961

Portfolio Footnotes

(a)  Non-income-producing security.

(b)  Underlying security for a written/purchased call/put option.

(c)  Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At May 31, 2025, the aggregate fair market value of those securities was $83,066,810, representing 11.56% of net assets.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025, these securities had a total value of $26,900,113 or 3.74% of net assets.

(e)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of May 31, 2025, the total fair market value of these securities was $37,826,476, representing 5.26% of net assets.

(f)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,192,396 or 0.86% of net assets.

See Notes to Financial Statements.

Annual Report | May 31, 2025

Arbitrage Fund  Portfolio of Investments (continued)

May 31, 2025

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$1,185,787
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	617,655
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	166,923
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025	11/23/2021	69,039
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	673,090
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,039,773
Contra Resolute Forest Products, Inc. CVR	03/01/2023	1,141,404
Flexion Therapy CVR, Expires 12/31/2030	11/22/2021	874,820
Icosavax, Inc. CVR, Expires 02/19/2030	02/21/2024	248,773
Total		$6,017,264

(g)  Affiliated investment.

(h)  Rate shown is the 7-day effective yield as of May 31, 2025.

(i)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (2.19%)
Software - (2.19%)
Synopsys, Inc.	(34,000)	$(15,775,320)
TOTAL SECURITIES SOLD SHORT (Proceeds $17,347,740)		$(15,775,320)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Paramount Global
	06/2025	$12.00	$(3,522,310)	(2,911)	$(116,440)
	07/2025	12.00	(428,340)	(354)	(16,284)
U.S. Steel Corp.	06/2025	50.00	(6,151,626)	(1,143)	(525,780)

TOTAL WRITTEN CALL OPTIONS (Premiums received $403,045)	$(658,504)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./Upon Termination	Apollo Global Management, Inc.	Received 1 Month- Federal Rate Minus 40 bps (3.930%)	10/31/2025	$—	$—	$227,821	USD	4,330,734	$227,821
Morgan Stanley & Co./Upon Termination	Columbia Banking System, Inc.	Received 1 Month- Federal Rate Minus 40bps (3.930%)	10/31/2025	—	—	463,458	USD	7,899,479	463,458
Morgan Stanley & Co./Upon Termination	Chevron Corp.	Received 1 Month- Federal Rate Minus 40bps (3.930%)	10/31/2025	—	—	6,105,227	USD	35,025,113	6,105,227
Morgan Stanley & Co./Upon Termination	Rocket Cos., Inc.	Received 1 Month- Federal Rate Minus 1,633bps (12.000%)	10/31/2025	—	—	1,256,589	USD	9,672,032	1,256,589
						$8,053,095			$8,053,095

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund  Portfolio of Investments (continued)

May 31, 2025

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	13,722,500	USD	9,953,432	Morgan Stanley & Co.	06/16/2025	$52,815
GBP	1,631,500	USD	2,115,232	Morgan Stanley & Co.	06/16/2025	83,101
						$135,916
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	22,427,968	CAD	31,472,800	Morgan Stanley & Co.	06/16/2025	$(521,541)
USD	9,968,825	EUR	9,115,800	Morgan Stanley & Co.	06/16/2025	(390,082)
USD	12,748,222	GBP	9,806,000	Morgan Stanley & Co.	06/16/2025	(464,676)
						$(1,376,299)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	92.34%
Bermuda	1.97%
Canada	1.78%
United Kingdom	1.52%
Netherlands	1.38%
Other Assets in Excess of Liabilities	1.01%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

USD - United States Dollar

The following table summarizes the Arbitrage Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of May 31, 2025:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Apparel	$16,122,645	$—	$—	$16,122,645
Biotechnology	21,767,747	—	—	21,767,747
Capital Market	4,094,000	—	—	4,094,000
Commercial Services	16,557,587	—	—	16,557,587
Electric	7,985,127	—	—	7,985,127
Electronics	10,726,601	—	—	10,726,601
Healthcare – Services	44,610,910	—	—	44,610,910
Home Builders	8,987,825	—	—	8,987,825
Insurance	22,370,542	—	—	22,370,542
Internet	9,924,805	—	—	9,924,805
Iron/Steel	771,940	—	—	771,940
Media	9,725,629	—	31,634,080	41,359,709
Oil & Gas	28,676,373	—	—	28,676,373
Pharmaceuticals	3,965,000	—	—	3,965,000
Real Estate	17,942,427	—	—	17,942,427
Real Estate Investment Trusts	5,431,921	—	—	5,431,921
Retail	15,253,597	—	—	15,253,597

See Notes to Financial Statements.

Annual Report | May 31, 2025

Arbitrage Fund  Portfolio of Investments (continued)

May 31, 2025

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Savings & Loans	$7,271,600	$—	$—	$7,271,600
Software	59,669,273	—	0	59,669,273
Telecommunications	37,396,350	—	0	37,396,350
Transportation	7,329,546	—	—	7,329,546
Rights	—	—	6,192,396	6,192,396
Mutual Funds	34,785,955	—	—	34,785,955
Corporate Bonds**	—	16,975,308	—	16,975,308
Purchased Options	1,069,062	—	—	1,069,062
Short-Term Investments	264,281,594	—	—	264,281,594
TOTAL	$656,718,056	$16,975,308	$37,826,476	$711,519,840
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$135,916	$—	$135,916
Equity Swaps	8,053,095	—	—	8,053,095
Liabilities
Common Stocks**	(15,775,320)	—	—	(15,775,320)
Written Options	(658,504)	—	—	(658,504)
Forward Foreign Currency Exchange Contracts	—	(1,376,299)	—	(1,376,299)
TOTAL	$(8,380,729)	$(1,240,383)	$—	$(9,621,112)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended May 31, 2025:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3		Transfers out of Level 3	Balance as of May 31, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of May 31, 2025
Common Stocks	$0	$—	$2,230,253	$23,305,109	$(14,117,875)	$20,216,593	*	$—	$31,634,080	$2,230,253
Rights	6,900,579	(69,039)	(639,144)	—	—	—		—	6,192,396	(620,389)
Total	$6,900,579	$(69,039)	$1,591,109	$23,305,109	$(14,117,875)	$20,216,593		$—	$37,826,476	$1,609,864

*  Security transferred to Level 3 upon delisting and commencement of valuation based on Dissent.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of May 31, 2025:

Investments in Securities	Fair Value at May 31, 2025	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$31,634,080	Transaction price	Final Determination on Dissent	$29.25, $0	$29.25, $0
Rights	6,192,396	Broker Quote	Discount Rate, Probability, Broker Quote	10%, 10.98%-65%, $0.75-$1.60	10%, 39.18%, $1

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments

May 31, 2025

	Shares	Value
COMMON STOCKS - 68.58%
Advertising - 0.59%
Interpublic Group of Cos., Inc.(a)	14,415	$345,383
Aerospace & Defense - 1.37%
Triumph Group, Inc.(b)	30,874	796,240
Apparel - 4.17%
Skechers USA, Inc., Class A(b)(c)	39,204	2,432,216
Biotechnology - 3.96%
SpringWorks Therapeutics, Inc.(b)	49,467	2,310,604
Commercial Services - 4.04%
Dun & Bradstreet Holdings, Inc.(a)	261,197	2,353,385
Distribution/Wholesale - 2.94%
H&E Equipment Services, Inc.	18,147	1,717,432
Diversified Financial Services - 2.98%
CI Financial Corp.	75,987	1,740,279
Electric - 1.97%
TXNM Energy, Inc.(a)	20,260	1,148,539
Electronics - 1.73%
FARO Technologies, Inc.(a)(b)	23,789	1,007,940
Healthcare - Services - 6.47%
Amedisys, Inc.(a)(b)	40,122	3,774,277
Home Builders - 1.00%
Landsea Homes Corp.(b)	51,866	584,530
Insurance - 5.60%
Enstar Group Ltd.(b)	6,551	2,194,651
ProAssurance Corp.(b)	46,127	1,069,685
		3,264,336
Internet - 1.48%
Just Eat Takeaway.com NV(b)(d)	39,098	864,126
Lodging - 0.99%
Playa Hotels & Resorts NV(b)	42,815	576,290
Media - 4.13%
Endeavor Group Holdings, Inc., Class A(b)(e)	66,527	1,945,915
Paramount Global, Class B(c)	38,162	461,760
		2,407,675
Oil & Gas - 4.32%
Hess Corp.(a)	19,072	2,521,128
Pharmaceuticals - 0.61%
Bayer AG	12,589	353,567
Real Estate - 1.23%
McGrath RentCorp	6,398	719,007
Retail - 1.00%
Foot Locker, Inc.(a)(b)	24,452	580,979
Savings & Loans - 2.42%
Pacific Premier Bancorp, Inc.	66,546	1,410,775
Software - 8.01%
ANSYS, Inc.(b)	5,647	1,868,141
AvidXchange Holdings, Inc.(a)(b)	153,595	1,503,695
E2open Parent Holdings, Inc.(b)	178,197	572,012
Informatica, Inc., Class A(b)(c)	30,309	727,719
		4,671,567

See Notes to Financial Statements.

Annual Report | May 31, 2025

Water Island Event-Driven Fund  Portfolio of Investments (continued)

May 31, 2025

	Shares	Value
COMMON STOCKS - 68.58% (Continued)
Telecommunications - 5.85%
Juniper Networks, Inc.(a)	72,661	$2,610,710
Spirent Communications PLC(b)	314,105	798,172
		3,408,882
Transportation - 1.72%
Andlauer Healthcare Group, Inc.	25,803	1,004,970
TOTAL COMMON STOCKS (Cost $39,987,844)		39,994,127
RIGHTS(b) - 0.84%
Bristol-Myers Squibb Co. CVR(e)(f)	67,803	50,852
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(e)(f)	154,954	70,953
Contra Abiomed, Inc. CVR, Expires 12/31/2030(e)(f)	13,890	22,224
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	34,047	90,660
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	39,632	150,558
Contra Resolute Forest Products, Inc. CVR(e)(f)	68,936	107,651
TOTAL RIGHTS (Cost $474,646)		492,898

	Maturity Date	Rate	Principal Amount	Value
BANK LOAN - 1.75%
Telecommunications - 1.75%
Lumen Technologies, Inc., 2024 Extended Term Loan B1(g)	04/16/2029	TBD	$1,027,394	$1,019,262
TOTAL BANK LOANS (Cost $1,019,688)				1,019,262
CORPORATE BONDS - 20.91%
Aerospace & Defense - 1.31%
Spirit AeroSystems, Inc.(d)	11/15/2030	9.750%	690,000	761,943
Auto Parts & Equipment - 1.47%
Dana, Inc.	06/15/2028	5.625%	862,000	857,917
Commercial Services - 1.85%
Boost Newco Borrower LLC(d)	01/15/2031	7.500%	1,020,000	1,079,220
Diversified Financial Services - 1.64%
Nationstar Mortgage Holdings, Inc.(d)	08/15/2028	5.500%	961,000	958,903
Electric - 1.35%
Calpine Corp.(d)	03/15/2028	5.125%	794,000	787,099
Entertainment - 4.25%
Everi Holdings, Inc.(d)	07/15/2029	5.000%	2,461,000	2,479,546
Healthcare - Products - 1.40%
Bausch & Lomb Corp.(d)	10/01/2028	8.375%	790,000	816,749
Insurance - 0.88%
AssuredPartners, Inc.(d)	01/15/2029	5.625%	514,000	513,650
Machinery - Diversified - 1.87%
TK Elevator Holdco GmbH(d)	07/15/2028	7.625%	1,090,000	1,091,516
Telecommunications - 4.89%
Frontier Communications Holdings LLC(d)	05/15/2030	8.750%	2,712,000	2,849,708
TOTAL CORPORATE BONDS (Cost $12,116,769)				12,196,251
CONVERTIBLE CORPORATE BONDS - 0.64%
Internet - 0.64%
fuboTV, Inc.	02/15/2026	3.250%	385,000	374,644
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $375,348)				374,644

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

May 31, 2025

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.03%
Call Options Purchased - 0.02%
Chevron Corp.
	09/2025	$165.00	$1,421,680	104	$6,864
	09/2025	170.00	1,421,680	104	4,160
Informatica, Inc.	07/2025	25.00	583,443	243	1,215
Skechers USA, Inc.	08/2025	65.00	589,380	95	475
TOTAL CALL OPTIONS PURCHASED (Cost $104,026)					12,714
Put Options Purchased - 0.01%
Dana, Inc.	09/2025	9.00	83,150	50	0
Paramount Global	07/2025	9.00	94,380	78	0
Skechers USA, Inc.	08/2025	55.00	1,172,556	189	945
U.S. Steel Corp.	06/2025	40.00	527,436	98	3,430
TOTAL PUT OPTIONS PURCHASED (Cost $61,882)					4,375
TOTAL PURCHASED OPTIONS (Cost $165,908)					17,089

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 7.82%
Money Market Funds
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	4.227	%(h)	2,281,148	$2,281,148
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.373	%(h)	2,281,148	2,281,148
				4,562,296
TOTAL SHORT-TERM INVESTMENTS (Cost $4,562,296)				4,562,296
Total Investments - 100.57% (Cost $58,702,499)				58,656,567
Liabilities in Excess of Other Assets - (0.57%)(i)				(335,058)
NET ASSETS - 100.00%				$58,321,509

Portfolio Footnotes

(a)  Security, or a portion of security, is being held as collateral for swaps, short sales, written options or forward foreign currency exchange contracts. At May 31, 2025, the aggregate fair market value of those securities was $12,514,720, representing 21.46% of net assets.

(b)  Non-income-producing security.

(c)  Underlying security for a written/purchased call/put option.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025, these securities had a total value of $12,202,460 or 20.92% of net assets.

(e)  Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of May 31, 2025, the total fair market value of these securities was $2,438,813, representing 4.18% of net assets.

(f)  Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $492,898 or 0.85% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$110,781
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	57,333
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	14,168
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	73,201
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	121,274
Contra Resolute Forest Products, Inc. CVR	03/01/2023	97,889
Total		$474,646

(g)  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(h)  Rate shown is the 7-day effective yield as of May 31, 2025.

(i)  Includes cash held as collateral for short sales.

See Notes to Financial Statements.

Annual Report | May 31, 2025

Water Island Event-Driven Fund  Portfolio of Investments (continued)

May 31, 2025

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (1.55%)
Software - (1.55%)
Synopsys, Inc.	(1,951)	$(905,225)
TOTAL SECURITIES SOLD SHORT (Proceeds $992,195)		$(905,225)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Paramount Global
	06/2025	$12.00	$(166,980)	(138)	$(5,520)
	07/2025	12.00	(20,570)	(17)	(782)
U.S. Steel Corp.	06/2025	50.00	(527,436)	(98)	(45,080)

TOTAL WRITTEN OPTIONS (Premiums received $30,188)	$(51,382)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./Upon Termination	Columbia Banking System, Inc.	Received 1 Month- Federal Rate Minus 40bps (3.930%)	10/31/2025	$—	$—	$1,217	USD	1,446,353	$1,217
Morgan Stanley & Co./Upon Termination	Chevron Corp.	Received 1 Month- Federal Rate Minus 40bps (3.930%)	10/31/2025	—	—	653,117	USD	3,207,732	653,117
Morgan Stanley & Co./Upon Termination	Herc Holdings, Inc.	Received 1 Month- Federal Rate Minus 40bps (3.930%)	10/31/2025	—	—	11,741	USD	301,215	11,741
Morgan Stanley & Co./Upon Termination	Omnicom Group, Inc.	Received 1 Month- Federal Rate Minus 40bps (3.930%)	10/31/2025	—	—	71,125	USD	429,196	71,125
						$737,200			$737,200

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	1,228,300	USD	890,525	Morgan Stanley & Co.	06/16/2025	$5,134
EUR	115,000	USD	126,562	Morgan Stanley & Co.	06/16/2025	4,121
USD	216,957	EUR	190,700	Morgan Stanley & Co.	06/16/2025	252
GBP	118,700	USD	153,895	Morgan Stanley & Co.	06/16/2025	6,044
						$15,551
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	3,601,718	CAD	5,109,400	Morgan Stanley & Co.	06/16/2025	$(123,983)
USD	1,129,716	EUR	1,030,700	Morgan Stanley & Co.	06/16/2025	(41,541)
USD	927,709	GBP	713,600	Morgan Stanley & Co.	06/16/2025	(33,815)
						$(199,339)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund  Portfolio of Investments (continued)

May 31, 2025

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	84.39%
Canada	6.10%
Bermuda	3.76%
Germany	2.48%
Netherlands	2.47%
United Kingdom	1.37%
Liabilities in Excess of Other Assets	(0.57)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

USD - United States Dollar

The following table summarizes the Water Island Event-Driven Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of May 31, 2025:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Advertising	$345,383	$—	$—	$345,383
Aerospace & Defense	796,240	—	—	796,240
Apparel	2,432,216	—	—	2,432,216
Biotechnology	2,310,604	—	—	2,310,604
Commercial Services	2,353,385	—	—	2,353,385
Distribution/Wholesale	1,717,432	—	—	1,717,432
Diversified Financial Services	1,740,279	—	—	1,740,279
Electric	1,148,539	—	—	1,148,539
Electronics	1,007,940	—	—	1,007,940
Healthcare - Services	3,774,277	—	—	3,774,277
Home Builders	584,530	—	—	584,530
Insurance	3,264,336	—	—	3,264,336
Internet	864,126	—	—	864,126
Lodging	576,290	—	—	576,290
Media	461,760	—	1,945,915	2,407,675
Oil & Gas	2,521,128	—	—	2,521,128
Pharmaceuticals	353,567	—	—	353,567
Real Estate	719,007	—	—	719,007
Retail	580,979	—	—	580,979
Savings & Loans	1,410,775	—	—	1,410,775
Software	4,671,567	—	—	4,671,567
Telecommunications	3,408,882	—	—	3,408,882
Transportation	1,004,970	—	—	1,004,970
Rights	—	—	492,898	492,898
Bank Loans	—	1,019,262	—	1,019,262
Corporate Bonds**	—	12,196,251	—	12,196,251

See Notes to Financial Statements.

Annual Report | May 31, 2025

Water Island Event-Driven Fund  Portfolio of Investments (continued)

May 31, 2025

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds**	$—	$374,644	$—	$374,644
Purchased Options	17,089	—	—	17,089
Short-Term Investments	4,562,296	—	—	4,562,296
TOTAL	$42,627,597	$13,590,157	$2,438,813	$58,656,567
Other Financial Instruments***
Assets
Forward Foreign Currency Exchange Contracts	$—	$15,551	$—	$15,551
Equity Swaps	737,200	—	—	737,200
Liabilities
Common Stocks**	(905,225)	—	—	(905,225)
Written Options	(51,382)	—	—	(51,382)
Forward Foreign Currency Exchange Contracts	—	(199,339)	—	(199,339)
TOTAL	$(219,407)	$(183,788)	$—	$(403,195)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended May 31, 2025:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3		Transfers out of Level 3	Balance as of May 31, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of May 31, 2025
Common Stocks	$—	$4,386	$156,698	$—	$(182,854)	$1,967,685	*	$—	$1,945,915	$156,698
Rights	509,882	—	(16,984)	—	—	—		—	492,898	(16,984)
Total	$509,882	$4,386	$139,714	$—	$(182,854)	$1,967,685		$—	$2,438,813	$139,714

*  Security transferred to Level 3 upon delisting and commencement of valuation based on Dissent.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of May 31, 2025:

Investments in Securities	Fair Value at May 31, 2025	Valuation Technique	Unobservable Input	Range of Values	Weighted Average
Common Stocks	$1,945,915	Transaction price	Final Determination on Dissent	$29.25	$29.25
Rights	492,898	Broker Quote	Discount Rate, Probability, Broker Quote	10%, 20.25%-65%, $0.75-$1.60	10%, 44.88%, $1.01

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments

May 31, 2025

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 7.99%
Aerospace & Defense - 1.19%
Spirit Aerosystems, Inc., 2022 Term Loan, Variable Rate, (3 mo. USD SOFR plus 4.50%)	01/15/2027	8.780%	$1,974,684	$1,979,828
Healthcare - Products - 2.98%
Bausch & Lomb Corp., Term Loan, Variable Rate, (1 mo. USD SOFR plus 3.25%)	05/10/2027	7.679%	4,961,735	4,952,704
Software - 2.05%
E2open, LLC, 2020 Term Loan B(a)	02/04/2028	TBD	3,400,000	3,417,357
Telecommunications - 1.77%
Lumen Technologies, Inc., 2024 Extended Term Loan B1(a)	04/16/2029	TBD	2,960,213	2,936,783
TOTAL BANK LOANS (Cost $13,285,612)				13,286,672
CORPORATE BONDS - 49.50%
Aerospace & Defense - 5.82%
Spirit AeroSystems, Inc.(b)	11/15/2030	9.750%	4,911,000	5,423,045
Triumph Group, Inc.(b)	03/15/2028	9.000%	4,070,000	4,262,100
				9,685,145
Auto Parts & Equipment - 2.04%
Dana, Inc.	06/15/2028	5.625%	3,413,000	3,396,834
Commercial Services - 4.42%
Boost Newco Borrower LLC(b)	01/15/2031	7.500%	5,771,000	6,106,059
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)	11/01/2026	4.625%	1,250,000	1,247,548
				7,353,607
Computers & Computer Services - 4.60%
Hewlett Packard Enterprise Co.	10/15/2034	5.000%	7,850,000	7,643,497
Cosmetics/Personal Care - 3.00%
Coty, Inc.(b)(c)	04/15/2026	5.000%	5,000,000	4,983,402
Distribution/Wholesale - 1.36%
H&E Equipment Services, Inc.(b)	12/15/2028	3.875%	2,250,000	2,267,267
Diversified Financial Services - 2.49%
Nationstar Mortgage Holdings, Inc.(b)(c)	08/15/2028	5.500%	4,158,000	4,148,926
Electric - 1.97%
Calpine Corp.(b)(c)	03/15/2028	5.125%	3,303,000	3,274,290
Entertainment - 4.98%
Everi Holdings, Inc.(b)	07/15/2029	5.000%	3,195,000	3,219,078
Live Nation Entertainment, Inc.(b)	05/15/2027	6.500%	5,000,000	5,059,260
				8,278,338
Healthcare - Products - 2.05%
Bausch & Lomb Corp.(b)	10/01/2028	8.375%	3,296,000	3,407,603
Healthcare - Services - 1.20%
Surgery Center Holdings, Inc.(b)	04/15/2032	7.250%	2,000,000	1,996,140
Home Builders - 3.13%
Landsea Homes Corp.(b)	04/01/2029	8.875%	5,000,000	5,207,160
Insurance - 0.67%
AssuredPartners, Inc.(b)	01/15/2029	5.625%	1,117,000	1,116,240
Internet - 1.48%
Getty Images, Inc.(b)	03/01/2027	9.750%	2,500,000	2,452,854
Iron/Steel - 1.40%
U.S. Steel Corp.	03/01/2029	6.875%	2,300,000	2,320,049

See Notes to Financial Statements.

Annual Report | May 31, 2025

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

May 31, 2025

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 49.50% (Continued)
Machinery - Diversified - 1.29%
TK Elevator Holdco GmbH(b)	07/15/2028	7.625%	$2,136,000	$2,138,971
Office/Business Equip - 1.77%
Xerox Holdings Corp.(b)	08/15/2025	5.000%	2,959,000	2,944,987
Retail - 1.14%
Foot Locker, Inc.(b)	10/01/2029	4.000%	2,000,000	1,900,168
Software - 0.64%
ACI Worldwide, Inc.(b)	08/15/2026	5.750%	1,064,000	1,063,255
Telecommunications - 4.05%
Frontier Communications Holdings LLC(b)(c)	05/15/2030	8.750%	6,408,000	6,733,381
TOTAL CORPORATE BONDS (Cost $82,148,506)				82,312,114
CONVERTIBLE CORPORATE BONDS - 35.18%
Biotechnology - 1.83%
Halozyme Therapeutics, Inc.(c)	03/01/2027	0.250%	3,000,000	3,051,878
Commercial Services - 2.89%
Repay Holdings Corp.(b)(d)	02/01/2026	6.401%	5,000,000	4,800,001
Computers & Computer Services - 1.38%
Rapid7, Inc.	03/15/2027	0.250%	2,500,000	2,296,875
Diversified Financial Services - 2.49%
WisdomTree, Inc.	06/15/2026	3.250%	1,500,000	1,545,000
WisdomTree, Inc.(b)	08/15/2029	3.250%	2,500,000	2,592,499
				4,137,499
Electric - 2.33%
TXNM Energy, Inc.(b)	06/01/2054	5.750%	3,000,000	3,877,500
Healthcare - Products - 3.10%
Insulet Corp.(c)	09/01/2026	0.375%	3,500,000	5,150,943
Internet - 7.94%
fuboTV, Inc.(c)	02/15/2026	3.250%	815,000	793,077
Spotify USA, Inc.(d)(e)	03/15/2026	0.000%	5,000,000	6,765,500
Uber Technologies, Inc.(c)(d)(e)	12/15/2025	0.000%	5,000,000	5,642,500
				13,201,077
Pharmaceuticals - 1.95%
Dexcom, Inc.	05/15/2028	0.375%	3,500,000	3,244,202
Real Estate - 2.40%
Redfin Corp.	04/01/2027	0.500%	4,500,000	3,999,600
Software - 8.87%
Akamai Technologies, Inc.	09/01/2027	0.375%	4,500,000	4,326,901
Bentley Systems, Inc.	07/01/2027	0.375%	5,000,000	4,625,000
BlackLine, Inc.(c)(d)	03/15/2026	5.820%	3,071,000	2,940,571
Verint Systems, Inc.(c)	04/15/2026	0.250%	3,000,000	2,855,971
				14,748,443
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $54,759,876)				58,508,018

See Notes to Financial Statements.

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Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

May 31, 2025

	Shares	Value
COMMON STOCKS - 1.84%
Commercial Services - 1.06%
Dun & Bradstreet Holdings, Inc.(c)	195,000	$1,756,950
Diversified Financial Services - 0.35%
Rocket Cos., Inc., Class A(c)	46,367	591,179
Telecommunications - 0.43%
Juniper Networks, Inc.	20,000	718,600
TOTAL COMMON STOCKS (Cost $3,109,545)		3,066,729

	Maturity Date	Rate	Shares	Value
PREFERRED STOCK - 3.24%
Aerospace & Defense - 3.24%
Boeing Co.	10/15/2027	6.000%	80,000	$5,385,600
TOTAL PREFERRED STOCKS (Cost $4,293,752)				5,385,600

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(e) - 0.06%
Call Options Purchased - 0.05%
Halozyme Therapeutics, Inc.	06/2025	$55.00	$560,700	100	$25,000
Live Nation Entertainment, Inc.	06/2025	145.00	1,440,495	105	13,650
SPDR S&P 500 ETF Trust	07/2025	615.00	8,840,850	150	49,800
Surgery Partners, Inc.	06/2025	30.00	236,100	100	0
TOTAL CALL OPTIONS PURCHASED (Cost $124,099)					88,450
Put Options Purchased - 0.01%
Dana, Inc.	09/2025	9.00	325,948	196	0
Foot Locker, Inc.	08/2025	20.00	594,000	250	6,250
iShares iBoxx $ High Yield Corporate Bond ETF
	06/2025	74.00	3,978,500	500	2,000
	06/2025	75.00	1,989,250	250	1,000
TOTAL PUT OPTIONS PURCHASED (Cost $85,374)					9,250
TOTAL PURCHASED OPTIONS (Cost $209,473)					97,700

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 4.50%
Money Market Funds
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	4.227	%(f)	3,745,420	$3,745,420
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.373	%(f)	3,745,420	3,745,420
				7,490,840
TOTAL SHORT-TERM INVESTMENTS (Cost $7,490,840)				7,490,840
Total Investments - 102.31% (Cost $165,297,604)				170,147,673
Liabilities in Excess of Other Assets - (2.31%)(g)				(3,848,920)
NET ASSETS - 100.00%				$166,298,753

See Notes to Financial Statements.

Annual Report | May 31, 2025

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

May 31, 2025

Portfolio Footnotes

(a)  This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2025, these securities had a total value of $80,221,734 or 48.24% of net assets.

(c)  Security, or a portion of security, is being held as collateral for short sales, or forward foreign currency exchange contracts. At May 31, 2025, the aggregate fair market value of those securities was $26,678,602, representing 16.04% of net assets.

(d)  Represents a zero coupon bond. Interest rate presented is yield to maturity.

(e)  Non-income-producing security.

(f)  Rate shown is the 7-day effective yield as of May 31, 2025.

(g)  Includes cash held as collateral for short sales.

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (14.76%)
Aerospace & Defense - (2.68%)
Boeing Co.	(21,500)	$(4,457,380)
Biotechnology - (0.34%)
Halozyme Therapeutics, Inc.	(10,100)	(566,307)
Computers & Computer Services - (0.03%)
Rapid7, Inc.	(2,400)	(55,080)
Diversified Financial Services - (0.19%)
WisdomTree, Inc.	(33,300)	(314,352)
Electric - (1.84%)
TXNM Energy, Inc.	(54,000)	(3,061,260)
Entertainment - (0.26%)
Live Nation Entertainment, Inc.	(3,100)	(425,289)
Healthcare - Products - (2.58%)
Insulet Corp.	(13,200)	(4,290,396)
Healthcare - Services - (0.02%)
Surgery Partners, Inc.	(1,500)	(35,415)
Internet - (5.10%)
Spotify Technology SA	(7,800)	(5,188,092)
Uber Technologies, Inc.	(39,100)	(3,290,656)
		(8,478,748)
Office/Business Equip - (0.01%)
Xerox Holdings Corp.	(2,000)	(9,780)
Pharmaceuticals - (0.35%)
Dexcom, Inc.	(6,800)	(583,440)
Real Estate - (0.35%)
Redfin Corp.	(58,500)	(584,415)
Software - (1.01%)
Akamai Technologies, Inc.	(13,200)	(1,002,276)
Bentley Systems, Inc., Class B	(12,000)	(572,760)
BlackLine, Inc.	(1,100)	(61,523)
Verint Systems, Inc.	(2,400)	(42,096)
		(1,678,655)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $21,725,270)		(24,540,517)

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

May 31, 2025

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS SOLD SHORT - (1.51%)
Software - (1.51%)
Dun & Bradstreet Corp.	12/15/2029	5.000%	$(2,500,000)	$(2,520,970)
TOTAL CORPORATE BONDS SOLD SHORT (Proceeds $2,506,047)				(2,520,970)
U.S. TREASURY & GOVERNMENT AGENCIES SOLD SHORT - (4.23%)
Sovereign - (4.23%)
U.S. Treasury Notes	02/15/2035	4.625%	(6,900,000)	(7,029,375)
TOTAL U.S. TREASURY & GOVERNMENT AGENCIES SOLD SHORT (Proceeds $7,052,491)				(7,029,375)
TOTAL SECURITIES SOLD SHORT (Proceeds $31,283,808)				$(34,090,862)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
Boeing Co.	06/2025	$200.00	$(414,640)	(20)	$(5,300)
Written Call Options
Boeing Co.	06/2025	180.00	(414,640)	(20)	(56,820)
TOTAL WRITTEN OPTIONS (Premiums received $27,333)					$(62,120)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./Upon Termination	WisdomTree, Inc.	Received 1 Month- Federal Rate Minus 40bps (3.930%)	10/31/2025	$—	$—	$190,022	USD	1,433,742	$190,022
Morgan Stanley & Co./Upon Termination	iShares iBoxx High Yield Corporate Bond ETF	Received 1 Month- Federal Rate Minus 108bps (3.250%)	10/31/2025	—	—	9,003	USD	1,854,000	9,003
Morgan Stanley & Co./Upon Termination	SPDR Bloomberg High Yield Bond ETF	Received 1 Month- Federal Rate Minus 158bps (2.750%)	10/31/2025	—	—	46,282	USD	1,251,695	46,282
						$245,307			$245,307

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	95.99%
Canada	5.03%
Germany	1.29%
Liabilities in Excess of Other Assets	(2.31)%
100.00%

(a)  These percentages represent long positions only and are not net of short positions.
See Notes to Financial Statements.

Annual Report | May 31, 2025

Water Island Credit Opportunities Fund  Portfolio of Investments (continued)

May 31, 2025

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

ETF - Exchange-Traded Fund

LLC - Limited Liability Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SOFR - Secured Overnight Financing Rate

S&P - Standard & Poor's

SPDR - Standard & Poor's Depositary Receipt

USD - United States Dollar

The following table summarizes the Water Island Credit Opportunities Fund's investments and derivative financial instruments categorized in the fair value hierarchy as of May 31, 2025:

Investments in Securities at Fair Value*	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$13,286,672	$—	$13,286,672
Corporate Bonds**	—	82,312,114	—	82,312,114
Convertible Corporate Bonds**	—	58,508,018	—	58,508,018
Common Stocks**	3,066,729	—	—	3,066,729
Preferred Stocks**	5,385,600	—	—	5,385,600
Purchased Options	97,700	—	—	97,700
Short-Term Investments	7,490,840	—	—	7,490,840
TOTAL	$16,040,869	$154,106,804	$—	$170,147,673
Other Financial Instruments***
Assets
Equity Swaps	$245,307	$—	$—	$245,307
Liabilities
Common Stocks**	(24,540,517)	—	—	(24,540,517)
Corporate Bonds**	—	(2,520,970)	—	(2,520,970)
U.S. Treasury & Government Agencies	—	(7,029,375)	—	(7,029,375)
Written Options	(62,120)	—	—	(62,120)
TOTAL	$(24,357,330)	$(9,550,345)	$—	$(33,907,675)

*  Refer to Note 2 where leveling hierarchy is defined.

**  Refer to Portfolio of Investments for sector information.

***  Other financial instruments are instruments such as written options, securities sold short and equity swaps.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds

Statements of Assets and Liabilities

May 31, 2025

	Arbitrage Fund	Water Island Event-Driven Fund	Water Island Credit Opportunities Fund
ASSETS
Investments:
At cost of unaffiliated investments	$676,594,134	$58,702,499	$165,297,604
At cost of affiliated investments	25,399,720	—	—
At fair value of unaffiliated investments (Note 2)	676,733,885	58,656,567	170,147,673
At fair value of affiliated investments (Note 2)	34,785,955	—	—
Cash	580	40	610
Deposits with brokers for securities sold short (Note 2)	15,469,661	887,686	33,860,976
Segregated cash for collateral for swap contracts (Note 2)	—	—	1,460,471
Receivable for capital shares sold	758,569	7,670	334,493
Unrealized appreciation on forward foreign currency exchange contracts (Note 10)	135,916	15,551	—
Unrealized appreciation on swap contracts	8,053,095	737,200	245,307
Dividends and interest receivable	1,346,153	251,877	1,413,727
Miscellaneous receivable	653,714	46,999	—
Prepaid expenses	67,572	23,291	31,769
Total Assets	738,005,100	60,626,881	207,495,026
LIABILITIES
Securities sold short, at value (Note 2) (proceeds $17,347,740, $992,195 and $31,283,808)	15,775,320	905,225	34,090,862
Foreign currency due to bank (Cost $0, $2 and $0)	—	2	—
Written options, at value (Note 2) (premiums received $403,045, $30,188 and $27,333)	658,504	51,382	62,120
Payable for investment securities purchased	83	1,019,689	6,355,011
Unrealized depreciation on forward foreign currency exchange contracts (Note 10)	1,376,299	199,339	—
Payable for capital shares redeemed	343,850	5,553	220,254
Payable to Adviser (Note 5)	650,562	45,877	76,139
Payable to Distributor (Note 5)	14,277	540	1,199
Payable to Administrator (Note 5)	67,483	15,238	29,939
Payable to Transfer Agent (Note 5)	61,250	7,993	15,641
Payable to Custodian	16,384	6,954	5,567
Income distribution payable	—	—	109,235
Interest expense payable	—	—	154,185
Audit and legal fees payable	83,647	26,101	33,352
Payable to Trustees	82,972	7,848	14,704
Chief Compliance Officer Fees payable (Note 5)	24,647	2,413	13,303
Chief Financial Officer Fees payable (Note 5)	4,392	893	1,465
Other accrued expenses and liabilities	45,469	10,325	13,297
Total Liabilities	19,205,139	2,305,372	41,196,273
Commitments and contingent liabilities (Note 5 and Note 8)
NET ASSETS	$718,799,961	$58,321,509	$166,298,753
NET ASSETS CONSIST OF:
Paid-in capital	$689,137,147	$89,681,939	$170,328,545
Distributable earnings (Accumulated loss)	29,662,814	(31,360,430)	(4,029,792)
NET ASSETS	$718,799,961	$58,321,509	$166,298,753
PRICING OF SHARES:
CLASS R SHARES:
Net assets applicable to Class R shares	$27,037,675	$1,302,571	$5,268,318
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,041,900	108,053	533,815
Net asset value and offering price per share	$13.24	$12.05	$9.87
CLASS I SHARES:
Net assets applicable to Class I shares	$665,861,553	$55,789,360	$160,960,525
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	48,245,615	4,560,176	16,387,018
Net asset value and offering price per share	$13.80	$12.23	$9.82
CLASS C SHARES:
Net assets applicable to Class C shares	$4,708,444	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	388,880	—	—
Net asset value and offering price per share(a)	$12.11	$—	$—
CLASS A SHARES:
Net assets applicable to Class A shares	$21,192,289	$1,229,578	$69,910
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,605,610	102,043	7,115
Net asset value and offering price per share(a)	$13.20	$12.05	$9.83
Maximum offering price per share (NAV/(100% — maximum sales charge))	$13.57	$12.45	$10.16
Maximum sales charge	2.75%	3.25%	3.25%

(a)  Redemption price varies based on length of time held (Note 1).

See Notes to Financial Statements.

Annual Report | May 31, 2025

The Arbitrage Funds

Statements of Operations

For the Year Ended May 31, 2025

	Arbitrage Fund	Water Island Event-Driven Fund	Water Island Credit Opportunities Fund
INVESTMENT INCOME
Dividend income	$13,683,954	$534,872	$585,868
Dividend income from affiliated investments	87,974	—	—
Foreign taxes withheld on dividends	(19,963)	(3,873)	—
Interest income	279,907	742,507	6,257,848
Rebates on short sales, net of fees	1,854,831	117,121	579,475
Total Investment Income	15,886,703	1,390,627	7,423,191
EXPENSES
Investment advisory fees (Note 5)	9,838,233	748,392	1,382,641
Distribution and service fees (Note 5)
Class R	74,065	4,812	17,385
Class C	53,261	—	—
Class A	59,007	3,142	180
Administrative fees	262,716	50,790	104,548
Chief Compliance Officer fees	119,943	10,647	26,577
Trustees' fees	306,504	29,121	55,435
Dividend expense	142,682	9,303	19,026
Transfer agent fees	711,774	90,670	182,463
Custodian and bank service fees	85,042	28,932	30,655
Registration and filing fees	79,737	47,455	54,299
Printing of shareholder reports	109,048	13,113	19,978
Professional fees	181,311	28,135	43,150
Line of credit interest expense	63,274	—	14,516
Insurance expense	43,654	3,988	6,172
Chief Financial Officer fees	55,550	10,681	14,979
Other expenses	83,193	30,589	37,297
Total Expenses	12,268,994	1,109,770	2,009,301
Fees waived by the Adviser, Class R (Note 5)	(18,147)	(3,216)	(25,428)
Fees waived by the Adviser, Class I (Note 5)	(510,096)	(106,759)	(506,200)
Fees waived by the Adviser, Class C (Note 5)	(3,260)	—	—
Fees waived by the Adviser, Class A (Note 5)	(14,439)	(2,075)	(264)
Net Expenses	11,723,052	997,720	1,477,409
NET INVESTMENT INCOME	4,163,651	392,907	5,945,782
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains (losses) from:
Unaffiliated investments	27,445,250	934,534	(243,663)
Affiliated investments	4,850,415	—	—
Purchased option contracts	(4,955,001)	(221,799)	(116,689)
Swap contracts	(3,587,235)	359,263	(259,351)
Securities sold short	(1,054,425)	272,915	(1,490,186)
Written option contracts	433,154	30,550	89,315
Forward currency contracts	(279,575)	52,883	61,133
Foreign currency transactions (Note 10)	25,858	5,796	4,027
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	12,134,709	1,599,833	7,054,492
Affiliated investments	(2,307,364)	—	—
Securities sold short	7,839,126	155,447	(2,885,701)
Foreign currency transactions (Note 10)	7,362	1,026	(10)
Purchased option contracts	(2,222,156)	(120,879)	(33,135)
Written option contracts	(260,937)	(21,810)	(34,787)
Swap contracts	10,991,462	884,400	387,292
Forward currency contracts	(1,441,545)	(226,706)	(2,188)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	47,619,098	3,705,453	2,530,549
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$51,782,749	$4,098,360	$8,476,331

See Notes to Financial Statements.

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The Arbitrage Funds

Statements of Changes in Net Assets

	Arbitrage Fund		Water Island Event-Driven Fund
	Year Ended May 31, 2025	Year Ended May 31, 2024	Year Ended May 31, 2025	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$4,163,651	$6,711,285	$392,907	$585,564
Net realized gains (losses) from:
Unaffiliated investments	27,445,250	30,053,880	934,534	3,061,020
Affiliated investments	4,850,415	3,878,451	—	—
Purchased option contracts	(4,955,001)	(4,749,546)	(221,799)	(473,300)
Swap contracts	(3,587,235)	(30,125,272)	359,263	(3,053,356)
Securities sold short	(1,054,425)	1,581,485	272,915	228,138
Written option contracts	433,154	390,210	30,550	43,199
Forward currency contracts	(279,575)	926,403	52,883	3,747
Foreign currency transactions	25,858	252,337	5,796	194,037
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	12,134,709	68,352,613	1,599,833	6,223,417
Affiliated investments	(2,307,364)	591,976	—	—
Securities sold short	7,839,126	(9,186,856)	155,447	(331,535)
Foreign currency transactions	7,362	(120,353)	1,026	(171,003)
Purchased option contracts	(2,222,156)	777,524	(120,879)	65,923
Written option contracts	(260,937)	5,478	(21,810)	(5,529)
Swap contracts	10,991,462	10,961,616	884,400	1,016,029
Forward currency contracts	(1,441,545)	99,997	(226,706)	72,496
Net increase in net assets resulting from operations	51,782,749	80,401,228	4,098,360	7,458,847
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	(271,235)	(754,585)	—	(21,021)
Distributions from distributable earnings, Class I	(10,146,612)	(19,265,022)	(130,283)	(763,039)
Distributions from distributable earnings, Class C	(27,923)	(148,836)	—	—
Distributions from distributable earnings, Class A	(223,756)	(477,887)	—	(7,976)
Decrease in net assets from distributions to shareholders	(10,669,526)	(20,646,330)	(130,283)	(792,036)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 9):
Proceeds from shares sold	167,873,395	212,385,783	4,282,316	2,230,323
Shares issued in reinvestment of distributions	8,991,320	17,237,234	129,324	788,639
Payments for shares redeemed	(438,176,850)	(493,571,434)	(30,382,217)	(43,901,589)
Net increase (decrease) in net assets from capital share transactions	(261,312,135)	(263,948,417)	(25,970,577)	(40,882,627)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(220,198,912)	(204,193,519)	(22,002,500)	(34,215,816)
NET ASSETS:
Beginning of year	938,998,873	1,143,192,392	80,324,009	114,539,825
End of year	$718,799,961	$938,998,873	$58,321,509	$80,324,009

See Notes to Financial Statements.

Annual Report | May 31, 2025

The Arbitrage Funds

Statements of Changes in Net Assets (continued)

	Water Island Credit Opportunities Fund
	Year Ended May 31, 2025	Year Ended May 31, 2024
FROM OPERATIONS:
Net investment income	$5,945,782	$6,002,536
Net realized gains (losses) from:
Investments	(243,663)	(1,077,702)
Purchased option contracts	(116,689)	(442,576)
Swap contracts	(259,351)	1,479
Securities sold short	(1,490,186)	555,407
Written option contracts	89,315	23,529
Forward currency contracts	61,133	(2,666)
Foreign currency transactions	4,027	(319)
Net change in unrealized appreciation (depreciation) on:
Investments	7,054,492	3,648,147
Securities sold short	(2,885,701)	(913,243)
Foreign currency transactions	(10)	32
Purchased option contracts	(33,135)	34,943
Written option contracts	(34,787)	—
Swap contracts	387,292	(119,154)
Forward currency contracts	(2,188)	4,041
Net increase in net assets resulting from operations	8,476,331	7,714,454
FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings, Class R	(284,309)	(268,716)
Distributions from distributable earnings, Class I	(6,000,503)	(6,059,018)
Distributions from distributable earnings, Class A	(2,944)	(3,217)
Decrease in net assets from distributions to shareholders	(6,287,756)	(6,330,951)
FROM CAPITAL SHARE TRANSACTIONS (NOTE 9):
Proceeds from shares sold	57,039,052	52,054,317
Shares issued in reinvestment of distributions	4,652,518	4,292,211
Payments for shares redeemed	(40,819,925)	(30,788,536)
Net increase (decrease) in net assets from capital share transactions	20,871,645	25,557,992
TOTAL INCREASE (DECREASE) IN NET ASSETS	23,060,220	26,941,495
NET ASSETS:
Beginning of year	143,238,533	116,297,038
End of year	$166,298,753	$143,238,533

See Notes to Financial Statements.

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Arbitrage Fund — Class R  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2025		2024	2023	2022	2021
Net asset value, beginning of period	$12.63		$11.97	$12.54	$13.11	$13.04
Income (loss) from investment operations
Net investment income (loss)(a)	0.03		0.05	0.02	(0.08)	(0.01	)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.70	(c)	0.85	(0.15)	(0.42)	0.97
Total from investment operations	0.73		0.90	(0.13)	(0.50)	0.96
Less distributions
From net investment income	(0.06)		—	(0.09)	—	—
From net realized gains	(0.06)		(0.24)	(0.35)	(0.07)	(0.89)
Total distributions	(0.12)		(0.24)	(0.44)	(0.07)	(0.89)
Net asset value, end of period	$13.24		$12.63	$11.97	$12.54	$13.11
Total return(d)	5.82	%(c)	7.55%	(1.03%)	(3.83%)	7.58%
Net assets, end of period (in 000s)	$27,038		$33,860	$44,250	$77,866	$97,909
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(e)	1.61%		1.65%	1.51%	1.55%	1.64%
Net expenses after advisory fees waived and expenses reimbursed(e)(f)	1.55%		1.56%	1.45%	1.49%	1.58%
Net investment income (loss)	0.23%		0.43%	0.13%	(0.61%)	(0.08	%)(b)
Portfolio turnover rate	162%		230%	197%	206%	300%

(a)  Per share amounts were calculated using average shares outstanding for the year.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(c)  The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Dividend expense totaled 0.02%, 0.08%, 0.01%, 0.01% and 0.00% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.01%, 0.00%, 0.00%, 0.05% and 0.11% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(f)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.52%, 1.48%, 1.44%, 1.43% and 1.47% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

Annual Report | May 31, 2025

Arbitrage Fund — Class I  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2025		2024	2023	2022	2021
Net asset value, beginning of period	$13.16		$12.47	$13.05	$13.60	$13.47
Income (loss) from investment operations
Net investment income (loss)(a)	0.07		0.09	0.05	(0.05)	0.02
Net realized and unrealized gains (losses) on investments and foreign currencies	0.73	(b)	0.87	(0.15)	(0.43)	1.00
Total from investment operations	0.80		0.96	(0.10)	(0.48)	1.02
Less distributions
From net investment income	(0.10)		(0.03)	(0.13)	—	—
From net realized gains	(0.06)		(0.24)	(0.35)	(0.07)	(0.89)
Total distributions	(0.16)		(0.27)	(0.48)	(0.07)	(0.89)
Net asset value, end of period	$13.80		$13.16	$12.47	$13.05	$13.60
Total return(c)	6.11	%(b)	7.76%	(0.75%)	(3.55%)	7.87%
Net assets, end of period (in 000s)	$665,862		$874,556	$1,062,907	$1,459,176	$1,449,309
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.36%		1.40%	1.26%	1.30%	1.39%
Net expenses after advisory fees waived and expenses reimbursed(d)(e)	1.30%		1.31%	1.20%	1.24%	1.33%
Net investment income (loss)	0.49%		0.68%	0.40%	(0.41%)	0.16%
Portfolio turnover rate	162%		230%	197%	206%	300%

(a)  Per share amounts were calculated using average shares outstanding for the year.

(b)  The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Dividend expense totaled 0.02%, 0.08%, 0.01%, 0.01% and 0.00% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.01%, 0.00%, 0.00%, 0.05% and 0.11% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.27%, 1.23%, 1.19%, 1.18% and 1.22% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

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Arbitrage Fund — Class C  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of period	$11.59		$11.09		$11.64		$12.26	$12.34
Income (loss) from investment operations
Net investment loss(a)	(0.06	)(b)	(0.04	)(b)	(0.07	)(b)	(0.16)	(0.10	)(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.64	(c)	0.78		(0.13)		(0.39)	0.91
Total from investment operations	0.58		0.74		(0.20)		(0.55)	0.81
Less distributions
From net realized gains	(0.06)		(0.24)		(0.35)		(0.07)	(0.89)
Total distributions	(0.06)		(0.24)		(0.35)		(0.07)	(0.89)
Net asset value, end of period	$12.11		$11.59		$11.09		$11.64	$12.26
Total return(d)(e)	5.05	%(c)	6.70%		(1.73%)		(4.51%)	6.77%
Net assets, end of period (in 000s)	$4,708		$6,434		$8,398		$13,467	$18,043
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	2.36%		2.40%		2.26%		2.30%	2.39%
Net expenses after advisory fees waived and expenses reimbursed(f)(g)	2.30%		2.31%		2.20%		2.24%	2.33%
Net investment loss	(0.53%)		(0.32%)		(0.61%)		(1.35%)	(0.85	%)(b)
Portfolio turnover rate	162%		230%		197%		206%	300%

(a)  Per share amounts were calculated using average shares outstanding for the year.

(b)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(c)  The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Dividend expense totaled 0.02%, 0.08%, 0.01%, 0.01% and 0.00% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.01%, 0.00%, 0.00%, 0.05% and 0.11% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 2.27%, 2.23%, 2.19%, 2.18% and 2.22% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

Annual Report | May 31, 2025

Arbitrage Fund — Class A  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2025		2024	2023	2022	2021
Net asset value, beginning of period	$12.59		$11.94	$12.52	$13.08	$13.01
Income (loss) from investment operations
Net investment income (loss)(a)	0.03		0.05	0.02	(0.09)	0.00	(b)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.70	(c)	0.84	(0.15)	(0.40)	0.96
Total from investment operations	0.73		0.89	(0.13)	(0.49)	0.96
Less distributions
From net investment income	(0.06)		—	(0.10)	—	—
From net realized gains	(0.06)		(0.24)	(0.35)	(0.07)	(0.89)
Total distributions	(0.12)		(0.24)	(0.45)	(0.07)	(0.89)
Net asset value, end of period	$13.20		$12.59	$11.94	$12.52	$13.08
Total return(d)(e)	5.87	%(c)	7.49%	(1.06%)	(3.77%)	7.60%
Net assets, end of period (in 000s)	$21,192		$24,149	$27,637	$42,040	$32,624
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.61%		1.65%	1.51%	1.55%	1.64%
Net expenses after advisory fees waived and expenses reimbursed(f)(g)	1.55%		1.56%	1.45%	1.49%	1.58%
Net investment income (loss)	0.24%		0.43%	0.16%	(0.74%)	(0.03	%)(h)
Portfolio turnover rate	162%		230%	197%	206%	300%

(a)  Per share amounts were calculated using average shares outstanding for the year.

(b)  Amount rounds to less than $0.01 per share.

(c)  The Adviser has reimbursed the Fund $357 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

(d)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Dividend expense totaled 0.02%, 0.08%, 0.01%, 0.01% and 0.00% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.01%, 0.00%, 0.00%, 0.05% and 0.11% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.52%, 1.48%, 1.44%, 1.43% and 1.47% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(h)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

See Notes to Financial Statements.

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Water Island Event-Driven Fund — Class R  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2025		2024	2023		2022	2021
Net asset value, beginning of period	$11.39		$10.72	$10.84		$11.38	$9.97
Income (loss) from investment operations
Net investment income (loss)(a)	0.04		0.03	(0.00	)(b)(c)	(0.12)	(0.05)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.62	(d)	0.70	(0.12)		(0.42)	1.46
Total from investment operations	0.66		0.73	(0.12)		(0.54)	1.41
Less distributions
From net investment income	—		(0.06)	—		—	—
Total distributions	—		(0.06)	—		—	—
Net asset value, end of period	$12.05		$11.39	$10.72		$10.84	$11.38
Total return(e)	5.79	%(d)	6.77%	(1.11%)		(4.75%)	14.14%
Net assets, end of period (in 000s)	$1,303		$4,506	$3,990		$4,502	$10,116
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(f)	1.87%		1.74%	1.67%		1.78%	1.98%
Net expenses after advisory fees waived and expenses reimbursed(f)(g)	1.70%		1.72%	1.70%		1.80%	1.89%
Net investment income (loss)	0.36%		0.29%	(0.00	%)(h)	(1.08%)	(0.51%)
Portfolio turnover rate	195%		305%	216%		217%	320%

(a)  Per share amounts were calculated using average shares outstanding for the year.

(b)  Amount rounds to less than $0.01 per share.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(d)  The Adviser has reimbursed the Fund $138 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

(e)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)  Dividend expense totaled 0.01%, 0.03%, 0.01%, 0.01% and 0.01% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.00%, 0.00%, 0.10% and 0.19% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(g)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(h)  Amount rounds to less than 0.01% per share.

See Notes to Financial Statements.

Annual Report | May 31, 2025

Water Island Event-Driven Fund — Class I  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2025		2024	2023	2022	2021
Net asset value, beginning of period	$11.54		$10.86	$10.95	$11.47	$10.05
Income (loss) from investment operations
Net investment income (loss)(a)	0.07		0.06	0.03	(0.10)	(0.03)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.64	(b)	0.70	(0.12)	(0.42)	1.48
Total from investment operations	0.71		0.76	(0.09)	(0.52)	1.45
Less distributions
From net investment income	(0.02)		(0.08)	—	—	(0.03)
Total distributions	(0.02)		(0.08)	—	—	(0.03)
Net asset value, end of period	$12.23		$11.54	$10.86	$10.95	$11.47
Total return(c)	6.19	%(b)	7.03%	(0.82%)	(4.53%)	14.51%
Net assets, end of period (in 000s)	$55,789		$74,217	$108,674	$107,038	$125,093
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.61%		1.49%	1.42%	1.53%	1.73%
Net expenses after advisory fees waived and expenses reimbursed(d)(e)	1.45%		1.47%	1.45%	1.55%	1.64%
Net investment income (loss)	0.59%		0.55%	0.25%	(0.86%)	(0.24%)
Portfolio turnover rate	195%		305%	216%	217%	320%

(a)  Per share amounts were calculated using average shares outstanding for the year.

(b)  The Adviser has reimbursed the Fund $138 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)  Dividend expense totaled 0.01%, 0.03%, 0.01%, 0.01% and 0.01% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.00%, 0.00%, 0.10% and 0.19% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.44%, 1.44%, 1.44%, 1.44% and 1.44% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Event-Driven Fund — Class A  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2025		2024	2023		2022	2021
Net asset value, beginning of period	$11.37		$10.70	$10.82		$11.36	$9.97
Income (loss) from investment operations
Net investment income (loss)(a)	0.04		0.03	(0.00	)(b)(c)	(0.15)	(0.06)
Net realized and unrealized gains (losses) on investments and foreign currencies	0.64	(d)	0.69	(0.12)		(0.39)	1.46
Total from investment operations	0.68		0.72	(0.12)		(0.54)	1.40
Less distributions
From net investment income	—		(0.05)	—		—	(0.01)
Total distributions	—		(0.05)	—		—	(0.01)
Net asset value, end of period	$12.05		$11.37	$10.70		$10.82	$11.36
Total return(e)(f)	5.98	%(d)	6.75%	(1.11%)		(4.75%)	14.20%
Net assets, end of period (in 000s)	$1,230		$1,601	$1,876		$2,301	$1,384
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(g)	1.87%		1.74%	1.67%		1.77%	2.00%
Net expenses after advisory fees waived and expenses reimbursed(g)(h)	1.70%		1.72%	1.70%		1.79%	1.91%
Net investment income (loss)	0.34%		0.29%	(0.01%)		(1.35%)	(0.59%)
Portfolio turnover rate	195%		305%	216%		217%	320%

(a)  Per share amounts were calculated using average shares outstanding for the year.

(b)  Amount rounds to less than $0.01 per share.

(c)  The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and redemptions of Fund shares in relation to income earned, allocation of class specific expenses and/or fluctuating market value of the investments of the Fund.

(d)  The Adviser has reimbursed the Fund $138 for a trading error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund's total return, representing less than $0.005 per share.

(e)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(f)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(g)  Dividend expense totaled 0.01%, 0.03%, 0.01%, 0.00% and 0.01% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.00%, 0.00%, 0.00%, 0.10% and 0.21% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(h)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.69%, 1.69%, 1.69%, 1.69% and 1.69% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

Annual Report | May 31, 2025

Water Island Credit Opportunities Fund — Class R  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.72	$9.61	$9.73	$10.16	$9.64
Income (loss) from investment operations
Net investment income(a)	0.38	0.43	0.36	0.16	0.22
Net realized and unrealized gains (losses) on investments and foreign currencies	0.17	0.13	(0.09)	(0.33)	0.54
Total from investment operations	0.55	0.56	0.27	(0.17)	0.76
Less distributions
From net investment income	(0.40)	(0.45)	(0.39)	(0.26)	(0.24)
Total distributions	(0.40)	(0.45)	(0.39)	(0.26)	(0.24)
Net asset value, end of period	$9.87	$9.72	$9.61	$9.73	$10.16
Total return(b)	5.78%	5.96%	2.88%	(1.74%)	8.09%
Net assets, end of period (in 000s)	$5,268	$6,857	$6,742	$9,072	$7,553
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(c)	1.63%	1.65%	1.62%	1.62%	1.77%
Net expenses after advisory fees waived and expenses reimbursed(c)(d)	1.26%	1.29%	1.30%	1.32%	1.32%
Net investment income	3.84%	4.39%	3.70%	1.58%	2.20%
Portfolio turnover rate	132%	117%	127%	148%	147%

(a)  Per share amounts were calculated using average shares outstanding for the year.

(b)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Dividend expense totaled 0.02%, 0.06%, 0.05%, 0.01% and 0.01% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.01%, 0.00%, 0.02%, 0.08% and 0.08% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23%, 1.23%, 1.23%, 1.23% and 1.23% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

Water Island Credit Opportunities Fund — Class I  Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.67	$9.56	$9.69	$10.12	$9.60
Income (loss) from investment operations
Net investment income(a)	0.40	0.45	0.38	0.18	0.24
Net realized and unrealized gains (losses) on investments and foreign currencies	0.17	0.13	(0.10)	(0.33)	0.55
Total from investment operations	0.57	0.58	0.28	(0.15)	0.79
Less distributions
From net investment income	(0.42)	(0.47)	(0.41)	(0.28)	(0.27)
Total distributions	(0.42)	(0.47)	(0.41)	(0.28)	(0.27)
Net asset value, end of period	$9.82	$9.67	$9.56	$9.69	$10.12
Total return(b)	6.06%	6.23%	3.03%	(1.51%)	8.29%
Net assets, end of period (in 000s)	$160,961	$136,310	$109,488	$125,705	$98,777
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(c)	1.37%	1.40%	1.37%	1.37%	1.52%
Net expenses after advisory fees waived and expenses reimbursed(c)(d)	1.00%	1.04%	1.05%	1.07%	1.07%
Net investment income	4.10%	4.65%	3.94%	1.84%	2.44%
Portfolio turnover rate	132%	117%	127%	148%	147%

(a)  Per share amounts were calculated using average shares outstanding for the year.

(b)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Dividend expense totaled 0.01%, 0.06%, 0.05%, 0.01% and 0.01% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.01%, 0.00%, 0.02%, 0.08% and 0.08% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(d)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 0.98%, 0.98%, 0.98%, 0.98% and 0.98% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

Annual Report | May 31, 2025

Water Island Credit Opportunities Fund — Class A   Financial Highlights

Selected Per Share Data and Ratios for a Share Outstanding Throughout the Periods Presented:

	Year Ended May 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.68	$9.57	$9.69	$10.12	$9.60
Income (loss) from investment operations
Net investment income(a)	0.38	0.42	0.35	0.16	0.22
Net realized and unrealized gains (losses) on investments and foreign currencies	0.17	0.14	(0.08)	(0.33)	0.54
Total from investment operations	0.55	0.56	0.27	(0.17)	0.76
Less distributions
From net investment income	(0.40)	(0.45)	(0.39)	(0.26)	(0.24)
Total distributions	(0.40)	(0.45)	(0.39)	(0.26)	(0.24)
Net asset value, end of period	$9.83	$9.68	$9.57	$9.69	$10.12
Total return(b)(c)	5.79%	5.96%	2.88%	(1.76%)	8.02%
Net assets, end of period (in 000s)	$70	$71	$67	$105	$97
RATIOS TO AVERAGE NET ASSETS:
Gross expenses(d)	1.63%	1.65%	1.61%	1.62%	1.77%
Net expenses after advisory fees waived and expenses reimbursed(d)(e)	1.26%	1.30%	1.30%	1.32%	1.32%
Net investment income	3.86%	4.40%	3.64%	1.59%	2.21%
Portfolio turnover rate	132%	117%	127%	148%	147%

(a)  Per share amounts were calculated using average shares outstanding for the year.

(b)  Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

(c)  Total return is a measure of the change in the value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares or the imposition of any sales load.

(d)  Dividend expense totaled 0.02%, 0.06%, 0.05%, 0.01% and 0.01% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively. Interest rebate expense and line of credit interest expense totaled 0.01%, 0.00%, 0.02%, 0.08% and 0.08% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

(e)  Excluding dividend and interest expenses, the Fund's net expenses after advisory fees waived and expenses reimbursed would have been 1.23%, 1.23%, 1.23%, 1.23% and 1.23% of average net assets for the years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.

See Notes to Financial Statements.

www.arbitragefunds.com | 1-800-295-4485

The Arbitrage Funds  Notes to Financial Statements

May 31, 2025

1. ORGANIZATION

The Arbitrage Funds (the "Trust") is a Delaware statutory trust, which was organized on December 22, 1999 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objective and policies. The three series presently authorized are the Arbitrage Fund (the "Arbitrage Fund"), the Water Island Event-Driven Fund (the "Event-Driven Fund") and the Water Island Credit Opportunities Fund (the "Credit Opportunities Fund"), each a "Fund" and collectively the "Funds." The Arbitrage Fund and the Credit Opportunities Fund are each a diversified series of the Trust. The Event-Driven Fund is a non-diversified series of the Trust. Water Island Capital, LLC acts as the Funds' investment adviser (the "Adviser"). The Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds' objectives, policies, and restrictions, subject to the authority of and supervision by the Trust's Board of Trustees (the "Board"). The Adviser continuously reviews, supervises, and administers the Funds' investment programs. The Funds, together with the series of AltShares Trust, an open-end management investment company also advised by the Adviser, are part of a family of investment companies referred to as the Water Island Capital-Advised Funds.

Commencement of Operations
Fund	Class R shares	Class I shares	Class C shares	Class A shares
Arbitrage Fund	September 18, 2000	October 17, 2003	June 1, 2012	June 1, 2013
Event-Driven Fund	October 1, 2010	October 1, 2010	N/A	June 1, 2013
Credit Opportunities Fund	October 1, 2012	October 1, 2012	N/A	June 1, 2013

The investment objective of the Arbitrage Fund is to seek to achieve capital growth by engaging in merger arbitrage. The investment objective of the Event-Driven Fund is to seek to achieve capital growth by investing in companies that are impacted by corporate events such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations, or other special situations. The investment objective of the Credit Opportunities Fund is to seek to provide current income and capital growth by investing primarily in debt securities of issuers impacted by catalysts and events such as mergers, acquisitions, debt maturities, refinancings, regulatory changes, recapitalizations, reorganizations, restructurings, and other special situations.

The Arbitrage Fund's four classes of shares, Class R, Class I, Class C and Class A, and the Event-Driven Fund's and Credit Opportunities Fund's three classes of shares, Class R, Class I and Class A, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and the investment eligibility requirements. Class R shares, Class C shares and Class A shares are subject to an annual distribution and servicing fee of up to 0.25%, 1.00% and 0.25%, respectively, of each Fund's average daily net assets attributable to Class R shares, Class C shares and Class A shares, respectively, whereas Class I shares are not subject to any distribution and servicing fees. Class C shares are also subject to a 1.00% contingent deferred sales charge on all purchases redeemed within 12 months of purchase. Class A shares of the Arbitrage Fund are sold subject to a maximum front-end sales load equal to 2.75% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000, purchased without a front-end sales charge and redeemed within 18 months of purchase. Class A shares of the Event-Driven Fund and the Credit Opportunities Fund are sold subject to a maximum front-end sales load equal to 3.25% of the offering price and are also subject to a 1.00% contingent deferred sales load on purchases at or above $250,000 purchased without a front-end sales charge and redeemed within 18 months of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The Funds are considered investment companies for financial reporting purposes under GAAP and Accounting Standards Codification Topic 946 — Financial Services — Investment Companies.

Use of Estimates — The preparation of financial statements in conformity with GAAP required management to make estimates and assumptions that affected the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments — The Funds' portfolio securities are valued as of the close of trading of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern standard time). Common stocks, mutual funds and other securities, including open short positions that are traded on a securities exchange, are valued at the last quoted sales price at the close of regular trading on the day the valuation is made. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Redeemable securities issued by open-end investment companies are valued at the investment company's respective net asset value, with the exception of exchange-traded open-end investment companies, which are priced as common stocks. Market quotations of foreign securities from the principal markets in which they trade may not be reliable if events or circumstances that may affect the value of portfolio securities occur between the time of the market quotation and the close of trading on the NYSE. If a significant event that affects the valuation of a foreign security occurs between the close of a foreign security's primary exchange and the time the Funds calculate their net asset value ("NAV"), the Funds will fair value the foreign security to account for this discrepancy. Securities which are listed on an exchange but which are not traded on the valuation date will be valued at last bid if held long, and last ask if held short. All other equity securities for which over-the-counter (OTC) market quotations are readily available generally are valued at the mean of the current bid and asked prices. Exchange traded options are priced at the last traded price on the exchange in which they are traded. If a sales price is unavailable, then an exchange traded option would be priced at its bid price if held long or at its ask price if sold short. When there is no bid price available, options will typically be valued at zero. Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.

Debt securities are normally priced based upon an evaluated bid provided by independent, third-party pricing services, if available. Evaluated bids are market-based measurements that represent the third-party pricing service's good faith opinion as to what the holder would receive in an orderly transaction (typically in an institutional round lot position) under current market conditions. The third-party pricing services may use a variety of inputs in arriving at an evaluated bid price, including actual market transactions, quotations from dealers and trading systems, or other inputs and methodologies designed to identify the market value for such securities. Bank loans are valued at the mean of the current bid and ask prices. Single name swap agreements are valued

Annual Report | May 31, 2025

The Arbitrage Funds  Notes to Financial Statements (continued)

May 31, 2025

using a market-based price based on the underlying terms of the agreement obtained from a third-party pricing service or broker-dealer. Other swap agreements (such as baskets of securities) are valued based on the terms of the swap agreement as provided by an independent third party. If a third-party valuation is not available, these other swap agreements are valued based on the valuation provided by the counterparty.

Other assets and securities for which no quotations are readily available are valued at fair value using methods determined in good faith by the Adviser, whom the Board designated as each Fund's valuation designee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has been acquired through completion of a merger/tender or the security's primary pricing source is not able or willing to provide a price. Common methods of fair valuation include the purchase price of a security or the terms of a deal that has closed. For non-routine fair valuations, the Adviser considers various factors in determining the fair value of a portfolio security or asset, such as fundamental business data relating to the issuer, borrower, or counterparty; the type, size, and cost of the investment; information regarding any transactions in or offers for the investment; the price and extent of public trading in other securities of the issuer or comparable companies; coupon payments, yield or cash flow data; business prospects of the issuer, borrower, or counterparty or of the industry of the issuer, borrower, or counterparty; or other relevant factors including, but not limited to, deal value. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service.

Fair Value Measurements — In accordance with the authoritative guidance on fair value measurements under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, whose fair value measurement considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the year ended May 31, 2025, there were no significant changes to the Funds' fair value methodologies. Transfers for Level 3 securities, if any, are shown as part of the leveling table in each Fund's Portfolio of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Share Valuation — The net asset value per share of each class of shares of the Funds is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Security Transactions — Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Short Positions — The Funds may sell securities short for investment or hedging purposes. Subsequent fluctuations in the market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Portfolio of Investments. The Funds are liable for any dividends and interest payable on securities while those securities are in a short position. As collateral for their short positions, the Funds maintain assets consisting of cash, cash equivalents or liquid securities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. The Funds may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The dividends on short sales and rebate income/fees are shown on the Statements of Operations.

Collateral — The Funds maintain a margin account with a broker that is used to hold proceeds received from short sales as well as daily mark-to-market adjustments. The balance is shown in the Statements of Assets and Liabilities as 'Deposits with brokers for securities sold short'. Further, short sales, swap, and forward contracts require the Funds to maintain additional collateral with the broker/counterparty and to pledge assets or cash which is held in a segregated triparty account. Securities pledged as collateral are designated in the Schedule of Investments and cash collateral as 'Segregated cash for collateral' in the Statements of Assets and Liabilities.

Derivative Instruments and Hedging Activities — The following discloses the Funds' use of derivative instruments and hedging activities.

Each Fund may enter into various types of derivative contracts, including, but not limited to, swap contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive

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The Arbitrage Funds  Notes to Financial Statements (continued)

May 31, 2025

for this purpose than equity or debt securities: they require little or no initial cash investment; they can focus exposure on only certain selected risk factors; and they may not require the ultimate receipt or delivery of the underlying security (or securities) to satisfy the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors. The Funds may, but are not required to, seek to reduce their currency risk by hedging part or all of their exposure to various foreign currencies.

Risk of Investing in Derivatives: In pursuit of their investment objectives, the Funds may use derivatives which may increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Investments in securities issued by small and medium capitalization companies tend to be less liquid and more volatile than stocks of companies with relatively large market capitalizations. To the extent a Fund invests in securities of small and medium capitalization companies, it may be more vulnerable to adverse business events than larger, more established companies.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Credit Risk: Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

The Funds' use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds' performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative instruments and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty to a transaction will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by derivative type in the notes that follow.

Option Writing/Purchasing: The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Options held by the Funds at May 31, 2025 are disclosed in the Portfolio of Investments.

During the year ended May 31, 2025, the Funds engaged in option writing/purchasing to limit volatility and correlation and to create income and optionality. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the Portfolio of Investments.

Foreign Currency Exchange Contracts: The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Funds' foreign currency hedging transactions is to reduce risk that the U.S. dollar value of the Funds' securities denominated in foreign currency will decline in value due to changes in foreign currency exchange rates.

Foreign currency exchange contracts held by the Funds at May 31, 2025 are disclosed in the Portfolio of Investments.

During the year ended May 31, 2025, the Funds entered into foreign currency exchange contracts to hedge currency risk.

Warrants/Rights: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. The Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the Options Writing/Purchasing section above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund's ability to exercise the warrants or rights at such

Annual Report | May 31, 2025

The Arbitrage Funds  Notes to Financial Statements (continued)

May 31, 2025

times and in such quantities as each Fund would otherwise wish. Warrants and rights generally pay no dividends and confer no voting or other rights other than to purchase the underlying security.

Warrants/rights held by the Funds at May 31, 2025 are disclosed in the Portfolio of Investments.

During the year ended May 31, 2025, the Funds held warrants/rights as a result of receiving them from completed deals, and to participate in investment opportunities.

Swaps: The Funds may enter into swap agreements, in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange ("centrally cleared swaps") or may be privately negotiated in the over-the-counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount" (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, a particular security, in a particular foreign currency, or in a "basket" of securities representing a particular index). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the "CCP") and the Fund's counterparty on the swap agreement becomes the CCP.

Swap agreements are contracts in which one party agrees to make either periodic payments or a net payment upon termination based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period in return for payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Swap agreements may effectively add leverage to a Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually an identified reference rate such as the SOFR (Secured Overnight Financing Rate) or the federal funds rate, is spread to reflect the non-balance sheet nature of the product. Swaps can be designed with any underlying asset agreed upon between two parties. Typically no notional amounts are exchanged with swaps. Swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Funds will typically enter into agreements based on either long or short exposure to underlying equities.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund). Any net amount accrued but not yet paid to a Fund by the counterparty under a swap agreement (i.e., the Fund's current rights under the swap agreement) is recorded as unrealized appreciation until the amount is paid to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract.

Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on management's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements that cannot be terminated or sold within seven days may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines) or that are centrally cleared. Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. It is possible that developments in the swap market, including additional government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") govern over-the-counter financial derivative transactions entered into by a Fund and counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Swap agreements held by the Funds at May 31, 2025 are disclosed in the Portfolio of Investments.

During the year ended May 31, 2025, the Funds entered into swap agreements to gain efficient exposure to underlying equities.

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The Arbitrage Funds  Notes to Financial Statements (continued)

May 31, 2025

Fair Value of Derivative Instruments — Fair values of derivatives presented in the financial statements are not netted with the fair value of other derivatives or with any collateral amounts posted by the Funds or any counterparty on the Statements of Assets and Liabilities. The fair value of derivative instruments for the Funds as of May 31, 2025, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Arbitrage Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$135,916	Unrealized depreciation on forward foreign currency exchange contracts	$1,376,299
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	8,053,095	Unrealized depreciation on swap contracts	—
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	1,069,062		—
Equity Contracts (written option contracts)		—	Written options, at value	658,504
		$9,258,073		$2,034,803
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Event-Driven Fund
Forward Foreign Currency Exchange Contracts	Unrealized appreciation on forward foreign currency exchange contracts	$15,551	Unrealized depreciation on forward foreign currency exchange contracts	$199,339
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	737,200	Unrealized depreciation on swap contracts	—
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	17,089		—
Equity Contracts (written option contracts)		—	Written options, at value	51,382
		$769,840		$250,721
Derivatives Not Accounted For As Hedging Instruments	Asset Derivatives Statements of Assets and Liabilities Location	Fair Value	Liability Derivatives Statements of Assets and Liabilities Location	Fair Value
Credit Opportunities Fund
Equity Contracts (swap contracts)	Unrealized appreciation on swap contracts	$245,307	Unrealized depreciation on swap contracts	$—
Equity Contracts (purchased option contracts)	Investments: at fair value of unaffiliated investments	97,700		—
Equity Contracts (written option contracts)		—	Written options, at value	62,120
		$343,007		$62,120

The effect of derivative instruments on the Funds' Statements of Operations for the year ended May 31, 2025, was as follows:

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Arbitrage Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$(279,575)	$(1,441,545)
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(3,587,235)	10,991,462
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(4,955,001)	(2,222,156)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	433,154	(260,937)
		$(8,388,657)	$7,066,824
Annual Report | May 31, 2025

The Arbitrage Funds  Notes to Financial Statements (continued)

May 31, 2025

Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Event-Driven Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$52,883	$(226,706)
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	359,263	884,400
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(221,799)	(120,879)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	30,550	(21,810)
		$220,897	$515,005
Derivatives Not Accounted For As Hedging Instruments	Location Of Gains/(Loss) On Derivatives Recognized In Income	Realized Gain/(Loss) On Derivatives Recognized In Income	Change in Unrealized Gain/(Loss) On Derivatives Recognized In Income
Credit Opportunities Fund
Forward Foreign Currency Exchange Contracts	Net realized gains (losses) from: Forward currency contracts / Net change in unrealized appreciation (depreciation) on: Forward currency contracts	$61,133	$(2,188)
Swap Contracts	Net realized gains (losses) from: Swap contracts / Net change in unrealized appreciation (depreciation) on: Swap contracts	(259,351)	387,292
Equity Contracts (purchased option contracts)	Net realized gains (losses) from: Purchased option contracts / Net change in unrealized appreciation (depreciation) on: Purchased option contracts	(116,689)	(33,135)
Equity Contracts (written option contracts)	Net realized gains (losses) from: Written option contracts / Net change in unrealized appreciation (depreciation) on: Written option contracts	89,315	(34,787)
		$(225,592)	$317,182

Volume of derivative instruments held by the Funds during the year ended May 31, 2025, was as follows:

Derivative Type	Unit of Measurement	Monthly Average
Arbitrage Fund
Swap Contracts	Notional Quantity	$194,682,188
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(35,931,389)
Purchased Option Contracts	Contracts	23,609
Written Option Contracts	Contracts	(2,697)
Derivative Type	Unit of Measurement	Monthly Average
Event-Driven Fund
Swap Contracts	Notional Quantity	$15,053,358
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(3,397,308)
Purchased Option Contracts	Contracts	626
Written Option Contracts	Contracts	(160)
Derivative Type	Unit of Measurement	Monthly Average
Credit Opportunities Fund
Swap Contracts	Notional Quantity	$9,896,354
Forward Foreign Currency Exchange Contracts	Net Contracts to Deliver/(Receive)	(659,839)
Purchased Option Contracts	Contracts	1,998
Written Option Contracts	Contracts	(53)

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The Arbitrage Funds  Notes to Financial Statements (continued)

May 31, 2025

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The Funds held financial instruments such as equity swaps that are subject to enforceable netting arrangements or other similar agreements as of May 31, 2025. All other derivative contracts held by the Funds were not subject to netting agreements.

The following tables present financial instruments held by the Funds that are subject to enforceable netting arrangements or other similar agreements as of May 31, 2025:

Arbitrage Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$8,053,095	$—	$8,053,095	$(8,053,095)	$—	$—
Total	$8,053,095	$—	$8,053,095	$(8,053,095)	$—	$—

Event-Driven Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$737,200	$—	$737,200	$(737,200)	$—	$—
Total	$737,200	$—	$737,200	$(737,200)	$—	$—

Credit Opportunities Fund

	Gross	Gross Amounts Offset in	Net Amounts Presented in	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Amounts of Recognized Assets	the Statements of Assets and Liabilities	the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Equity Swaps	$245,307	$—	$245,307	$—	$(245,307)	$—
Total	$245,307	$—	$245,307	$—	$(245,307)	$—

Investment Income — Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of any non-reclaimable tax withholdings. Payment-in-kind securities have the option at each interest payment date of making interest payments in cash or additional debt securities. Any interest accrued on payment-in-kind securities is recorded as interest income on an accrual basis. Distributions from real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes when information is not available.

Dividends and Distributions to Shareholders — Dividends arising from net investment income and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Arbitrage Fund and Event-Driven Fund. Dividends arising from net investment income, if any, are declared daily and paid monthly, and net capital gain distributions, if any, are declared and paid at least annually to shareholders of the Credit Opportunities Fund.

Cash — The Funds may invest a portion of their assets in cash or cash items. These cash items and other high-quality debt securities may include money market instruments, such as securities issued by the U.S. Government and its agencies, bankers' acceptances, commercial paper, bank certificates of deposit and investment companies that invest primarily in such instruments. As of May 31, 2025, cash held by the Funds represented cash held at a third-party custodian.

Allocation Between Classes — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon the proportionate shares of total net assets of each Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon the proportionate share of total net assets of each Fund.

Annual Report | May 31, 2025

The Arbitrage Funds  Notes to Financial Statements (continued)

May 31, 2025

Federal Income Tax — It is the Funds' policy to continue to comply with the special provisions of Subchapter M of the Code, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a fund so qualifies and distributes at least 90% of its taxable net income, a fund (but not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

As of and during the year ended May 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and, if applicable, penalties for any uncertain tax positions. Interest and penalty expense will be recorded as a component of interest or other tax expense. No interest or penalties were recorded during the year ended May 31, 2025. The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENT TRANSACTIONS

During the year ended May 31, 2025, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments, U.S. government securities, equity swap contracts, purchased and written option contracts and securities sold short, were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Purchases	$1,106,628,991	$120,454,701	$217,697,303
Sales and Maturities	1,402,594,112	138,182,884	173,043,711

4. LINE OF CREDIT

The Trust, on behalf of the Funds, has entered into an agreement which enables the Funds to participate in a $100,000,000 unsecured uncommitted revolving line of credit (the "Uncommitted Line") with State Street Bank and Trust Company (the "Custodian"). Borrowings under the Uncommitted Line are made solely to temporarily finance the purchase or sale of securities or to finance the redemption of the shares of an investor of the Funds. The Uncommitted Line has an upfront fee of $30,000, is held available on a discretionary demand basis and may be terminated by the Custodian or the Trust at any time for any or no reason. Such fees are included in the custodian bank and service fees on the Statements of Operations. Interest on the Uncommitted Line is charged to the Funds based on their borrowing at a rate equal to the higher of (a) the federal funds rate plus 1.35% and (b) the overnight bank funding rate plus 1.35%. For purposes of calculating the effective interest rate, if the federal funds rate or the overnight bank funding rate shall be less than zero, then such rate shall be deemed to be zero.

For the year ended May 31, 2025, the Arbitrage Fund and the Credit Opportunities Fund had average borrowings of $15,500,000 and $2,787,879, respectively, over a period of 22 days and 33 days, respectively, at a weighted average interest rate of 6.68% and 5.68%, respectively. Interest expense on the line of credit for the Arbitrage Fund and the Credit Opportunities Fund during the year ended May 31, 2025 is shown as line of credit interest expense on the Statements of Operations. The maximum amount the Funds' borrowed during the fiscal year ended May 31, 2025 was $18,000,000 on August 19, 2024 and $7,000,000 on January 24, 2025 by the Arbitrage Fund and the Credit Opportunities Fund respectively. The Funds had no outstanding borrowings at May 31, 2025.

5. ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Funds' investments are managed by the Adviser according to the terms of Investment Advisory Agreements. Under each of the Investment Advisory Agreements, fees are computed and accrued daily and paid monthly. Under the Investment Advisory Agreement between the Adviser and the Arbitrage Fund, as amended and restated on October 1, 2007, the Arbitrage Fund pays the Adviser an annual fee, of 1.25% on the first $250 million, 1.20% on the next $50 million, 1.15% on the next $50 million, 1.10% on the next $75 million, 1.05% on the next $75 million, and 1.00% on its average daily net assets in excess of $500 million. Effective November 1, 2019, the Event-Driven Fund pays the Adviser an annual fee of 1.10% based on the Event-Driven Fund's average daily net assets. Effective August 6, 2018, the Credit Opportunities Fund pays the Adviser an annual fee of 0.95% on the first $250 million, 0.90% on the next $500 million, and 0.85% on its average daily net assets in excess of $750 million.

Under an Amended and Restated Expense Waiver and Reimbursement Agreement for each of the Funds, the Adviser has contractually agreed to waive its advisory fee and/or reimburse the Funds' other expenses to the extent that total operating expenses (exclusive of taxes, interest, dividends on short positions, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase or sale of portfolio securities) exceed the annual rate of the Funds' average daily net assets attributable to each share class as shown in the table below. The agreement remains in effect until September 30, 2025, unless terminated earlier by the Board.

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Class R	1.69%	1.69%	1.23%
Class I	1.44%	1.44%	0.98%
Class C	2.44%	N/A	N/A
Class A	1.69%	1.69%	1.23%

The Adviser agreed not to charge the Arbitrage Fund an advisory fee on the portion of its assets invested in the Event-Driven Fund. This resulted in $545,942 of advisory fees being waived during the year ended May 31, 2025.

For the year ended May 31, 2025, the aggregate net fee paid to the Adviser as a percentage of average net assets for the Arbitrage Fund, Event-Driven Fund and Credit Opportunities Fund was 1.04%, 0.94% and 0.58%, respectively.

The Adviser can recapture, with the exception of the advisory fees waived related to Arbitrage Fund's investment in the Event-Driven Fund, any waived amount from a Fund pursuant to the Amended and Restated Expense Waiver and Reimbursement Agreements if such recapture does not cause the Fund to exceed the expense limitations in effect at the time the amounts were waived, the recapture does not cause the Fund to exceed the current expense

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The Arbitrage Funds  Notes to Financial Statements (continued)

May 31, 2025

limitation, and the recapture is done within three years after the date on which the expense was waived. There were no amounts recaptured during the year ended May 31, 2025 for the Funds.

As of May 31, 2025, the balances of waived expenses that are eligible for potential recapture for each Fund are as follows:

	Expiring May 31, 2026	Expiring May 31, 2027	Expiring May 31, 2028	Total
Event-Driven Fund
Class R	$—	$800	$3,216	$4,016
Class I	—	19,280	106,759	126,039
Class A	—	323	2,075	2,398
Credit Opportunities Fund
Class R	$27,239	$20,681	$25,428	$73,348
Class I	360,425	440,108	506,200	1,306,733
Class A	241	245	264	750

Administration Agreement

State Street Bank and Trust Company serves as the Trust's administrator pursuant to an Administration Agreement with the Trust.

Distribution Agreement

ALPS Distributors, Inc. (the "Distributor") serves as the Funds' distributor. The Distributor acts as an agent for the Funds and the distributor of their shares. The Funds have adopted, with respect to their Class R, Class C shares and Class A shares, as applicable, a plan of distribution pursuant to Rule 12b-1 under the 1940 Act which permits each Fund to pay for expenses incurred in the distribution and promotion of the Funds' Class R shares, Class C shares and Class A shares and for services provided to shareholders. The Plan is a "reimbursement" plan. This means that a Fund's Class R shares, Class C shares and Class A shares only pay the 12b-1 fee to the extent that the Adviser, the Distributor or others have incurred expenses in the promotion and distribution of the shares, including but not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparation of sales literature and related expenses, advertisements, and other distribution-related expenses, as well as any distribution fees paid to securities dealers or others. Under the distribution plan, a Fund may pay compensation to any broker-dealer with whom the Distributor or the Funds has entered into a contract to distribute Class R shares, Class C shares or Class A shares, or to any other qualified financial services firm, for distribution and/or shareholder-related services with respect to shares held or purchased by their respective customers or in connection with the purchase of shares attributable to their efforts. The amount of payments under the Plan in any year shall not exceed 0.25% for Class R shares, 0.75% for Class C shares and 0.25% for Class A shares, respectively, of the average daily net assets allocable to a Fund's Class R shares, Class C shares and Class A shares, respectively. In addition, the Plan permits each Fund to make payments at an annual rate of up to 0.25% of the Fund's Class C shares for expenses incurred in connection with the provision of shareholder support or administrative services for the Fund's Class C shares.

During the year ended May 31, 2025, the Arbitrage Fund's Class R shares and Class A shares incurred $74,065 and $59,007 in distribution expenses, respectively, and Class C shares incurred $53,261 in distribution and shareholder support expenses, all of which were used to compensate broker-dealers. During the year ended May 31, 2025, the Event-Driven Fund's Class R shares and Class A shares incurred $4,812 and $3,142 in distribution expenses, respectively, all of which were used to compensate broker-dealers. During the year ended May 31, 2025, the Credit Opportunities Fund's Class R shares and Class A shares incurred $17,385 and $180 in distribution expenses, respectively, all of which were used to compensate broker-dealers.

Chief Compliance Officer

The Chief Compliance Officer ("CCO") of the Trust also serves as the CCO of the Adviser. The Trust pays a portion of the CCO's compensation as approved by the Board of Trustees. Information related to the CCO Fees can be found in the Funds' Statements of Operations.

Chief Financial Officer

Foreside Management Services, LLC ("Foreside", d/b/a ACA Group) provides Chief Financial Officer ("CFO") services to the Trust. Foreside is compensated by the Trust under a Fund CFO/Treasurer Agreement.

Transfer Agent and Shareholder Services Agreement

SS&C Global Investor and Distribution Solutions, Inc. ("SS&C GIDS," formerly known as DST Systems, Inc.) is the Funds' transfer agent, and per an agency agreement, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Funds shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions.

6. RELATED PARTIES

The Adviser is a related party of the Funds and certain officers of the Trust are also officers of the Adviser. Fees payable to related parties are disclosed in Note 5 and accrued amounts are disclosed in the Statements of Operations.

Annual Report | May 31, 2025

The Arbitrage Funds  Notes to Financial Statements (continued)

May 31, 2025

7. AFFILIATED ISSUER TRANSACTIONS

A summary of affiliated transactions for the Arbitrage Fund for the year ended May 31, 2025 follows:

Affiliated Issuer	Beginning Value as of May 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of May 31, 2025	Shares as of May 31, 2025	Dividend Income	Capital Gain Distributions
Water Island Event-Driven Fund, Class I	$53,474,188	$88,127	$21,319,411	$4,850,415	$(2,307,364)	$34,785,955	2,844,314	$87,974	$—

At May 31, 2025, Arbitrage Fund, an affiliated fund, owned 59.63% of Event-Driven Fund's shares.

8. CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Year Ended May 31, 2025		Year Ended May 31, 2024
Arbitrage Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	247,369	$3,211,464	283,484	$3,555,982
Shares issued in reinvestment of distributions	20,931	267,921	58,539	739,936
Payments for shares redeemed	(906,810)	(11,748,873)	(1,357,571)	(16,994,319)
Net decrease	(638,510)	$(8,269,488)	(1,015,548)	$(12,698,401)
Arbitrage Fund - Class I
Proceeds from shares sold	11,979,607	$162,308,667	15,180,809	$198,164,737
Shares issued in reinvestment of distributions	644,268	8,588,086	1,223,226	16,085,423
Payments for shares redeemed	(30,812,838)	(417,924,574)	(35,227,115)	(458,249,117)
Net decrease	(18,188,963)	$(247,027,821)	(18,823,080)	$(243,998,957)
Arbitrage Fund - Class C
Proceeds from shares sold	13,324	$159,693	14,050	$163,939
Shares issued in reinvestment of distributions	1,926	22,631	9,197	106,962
Payments for shares redeemed	(181,457)	(2,144,746)	(225,727)	(2,599,979)
Net decrease	(166,207)	$(1,962,422)	(202,480)	$(2,329,078)
Arbitrage Fund - Class A
Proceeds from shares sold	169,641	$2,193,571	839,930	$10,501,125
Shares issued in reinvestment of distributions	8,831	112,682	24,199	304,913
Payments for shares redeemed	(490,237)	(6,358,657)	(1,261,830)	(15,728,019)
Net decrease	(311,765)	$(4,052,404)	(397,701)	$(4,921,981)
Event-Driven Fund - Class R
Proceeds from shares sold	9,594	$113,351	70,755	$808,984
Shares issued in reinvestment of distributions	—	—	1,796	20,620
Payments for shares redeemed	(297,053)	(3,482,659)	(49,051)	(557,112)
Net increase/(decrease)	(287,459)	$(3,369,308)	23,500	$272,492
Event-Driven Fund - Class I
Proceeds from shares sold	349,783	$4,158,073	120,366	$1,365,136
Shares issued in reinvestment of distributions	10,978	129,324	65,408	760,043
Payments for shares redeemed	(2,230,972)	(26,445,070)	(3,757,845)	(42,899,230)
Net decrease	(1,870,211)	$(22,157,673)	(3,572,071)	$(40,774,051)
Event-Driven Fund - Class A
Proceeds from shares sold	912	$10,892	5,183	$56,203
Shares issued in reinvestment of distributions	—	—	696	7,976
Payments for shares redeemed	(39,658)	(454,488)	(40,378)	(445,247)
Net decrease	(38,746)	$(443,596)	(34,499)	$(381,068)

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The Arbitrage Funds  Notes to Financial Statements (continued)

May 31, 2025

	Year Ended May 31, 2025		Year Ended May 31, 2024
Credit Opportunities Fund - Class R	Shares	Value	Shares	Value
Proceeds from shares sold	192,898	$1,890,029	272,082	$2,636,514
Shares issued in reinvestment of distributions	28,986	284,306	27,730	268,650
Payments for shares redeemed	(393,563)	(3,869,534)	(296,040)	(2,862,710)
Net increase/(decrease)	(171,679)	$(1,695,199)	3,772	$42,454
Credit Opportunities Fund - Class I
Proceeds from shares sold	5,630,025	$55,144,023	5,117,751	$49,417,803
Shares issued in reinvestment of distributions	446,961	4,365,285	416,781	4,020,344
Payments for shares redeemed	(3,779,821)	(36,940,224)	(2,893,543)	(27,925,826)
Net increase	2,297,165	$22,569,084	2,640,989	$25,512,321
Credit Opportunities Fund - Class A
Proceeds from shares sold	515	$5,000	—	$—
Shares issued in reinvestment of distributions	300	2,927	333	3,217
Payments for shares redeemed	(1,042)	(10,167)	—	—
Net increase/(decrease)	(227)	$(2,240)	333	$3,217

10. FOREIGN CURRENCY TRANSLATION

Amounts denominated in or expected to settle in foreign currencies are translated to U.S. dollars based on exchange rates on the basis outlined below:

A. The market values of investment securities and other assets and liabilities are translated at the closing rate of exchange each day.

B. Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

C. The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies; 2) currency gains or losses realized between the trade and settlement dates on security transactions; and 3) the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, resulting from changes in exchange rates.

11. SECURITIES LENDING

To generate additional income, the Funds may, from time to time, lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. At the time of the loan, the Funds must receive from the borrower collateral equal in value to 102% of the securities on loan in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Funds. During the time portfolio securities are on loan, the borrower pays the Funds any dividends or interest paid on such securities.

Loans are subject to termination by the Funds or the borrower at any time. While the Funds do not have the right to vote securities on loan, they have the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Funds bear the risk of delay in the recovery of portfolio securities and the risk of loss of rights in the collateral.

The Funds may participate in a securities lending program under which the Funds' custodian, State Street Bank and Trust Company (the "Custodian") acting as securities lending agent, is authorized to lend Fund portfolio securities to qualified brokers/dealers and financial institutions that post appropriate collateral. The value of securities loaned will not exceed one-third of the value of the total assets of the Fund making the loan. The Custodian has agreed to indemnify the Fund in case of default of any security borrower.

The securities lending agent monitors to ensure that securities on loan, if any, are fully collateralized and the collateral is equal to or exceeds the securities on loan. Cash collateral is invested in the State Street Institutional U.S. Government Money Market Fund, Premier Class. The Custodian receives a portion of the interest earned on any reinvested collateral. Income received by the Funds in securities lending transactions during the year ended May 31, 2025, if any, is net of fees retained by the securities lending agent and is reflected as securities lending income in the Statements of Operations. There were no securities loaned during the year ended May 31, 2025.

12. FEDERAL TAX INFORMATION

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is each Fund's intention to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31), plus undistributed amounts from prior years.

The amount of distributions from net investment income and net realized gains, if any, are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and permanent differences are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate in the period that the differences arise.

Annual Report | May 31, 2025

The Arbitrage Funds  Notes to Financial Statements (continued)

May 31, 2025

Permanent differences between the Funds' financial statements and income tax reporting requirements are primarily attributable to gains and losses due to utilization of earnings and profits on shareholder redemptions and overdistribution. These have no effect on the Funds' net assets or net asset value per share.

Fund	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Arbitrage Fund	$(1,500,819)	$1,500,819
Event-Driven Fund	(—)	—
Credit Opportunities Fund	38,205	(38,205)

The tax character of dividends and distributions declared and paid during the years ended May 31, 2025 and May 31, 2024 was as follows:

Fund	Year Ended	Ordinary Income	Long-Term Capital Gains*	Total Distributions
Arbitrage Fund	5/31/2025	$8,775,942	$1,893,584	$10,669,526
	5/31/2024	20,646,330	—	20,646,330
Event-Driven Fund	5/31/2025	$130,283	$—	$130,283
	5/31/2024	792,036	—	792,036
Credit Opportunities Fund	5/31/2025	$6,287,756	$—	$6,287,756
	5/31/2024	6,330,951	—	6,330,951

*  The Funds designate these distributions as long-term capital gains dividends per IRC code section 852(b)(3)(C).

As of May 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Arbitrage Fund	Event-Driven Fund	Credit Opportunities Fund
Undistributed ordinary income	$13,044,736	$266,263	$—
Accumulated capital gains/losses	—	—	—
Unrealized appreciation/(depreciation)	16,732,661	525,344	275,602
Capital loss carryover and late year ordinary loss deferrals	—	(32,137,027)	(4,130,054)
Other Temporary Differences	(114,583)	(15,010)	(175,340)
Total distributable earnings (accumulated loss)	$29,662,814	$(31,360,430)	$(4,029,792)

As of May 31, 2025, the cost and aggregate gross unrealized appreciation/(depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Aggregate Cost of Investments for Income Tax Purposes
Arbitrage Fund	$25,845,396	$(9,116,701)	$16,728,695	$694,791,145
Event-Driven Fund	1,720,211	(1,195,334)	524,877	58,131,690
Credit Opportunities Fund	4,494,148	(4,218,546)	275,602	169,872,071

The differences between book-basis and tax-basis net unrealized appreciation/(depreciation) for the Funds are attributable to dividends related to non-real estate investment trust adjustments, passive foreign investment companies, wash sales, straddle loss deferrals, premium amortization, constructive gains and constructive sales adjustments, swap payable/receivables, partnership basis adjustments and forward contracts mark to market.

Capital Losses

As of May 31, 2025, the Event-Driven Fund had $23,198,470 of short term and $8,938,557 of long term capital loss carryforwards and the Credit Opportunities Fund had $4,130,054 of long term capital loss carryforwards which may reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The Event-Driven Fund utilized $1,034,526 of capital loss carryforwards during the year ended May 31, 2025 respectively.

Late Year Losses

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. As of May 31, 2025, the Funds did not elect to defer current year post-October losses.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In December 2023, the FASB issued Accounting Standard Update No. 2023-09, Income Taxes (ASC 740) Improvements to Income Tax Disclosures ("ASU 2023-09"). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures. The amendments in ASU 2023-09 require that public business entities on an annual basis (1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold. The amendments in ASU 2023-09 are effective for public business entities beginning after December 15, 2024. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in ASU 2023-09 should be applied on a prospective basis. Management is currently assessing the impact this ASU will have

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The Arbitrage Funds  Notes to Financial Statements (continued)

May 31, 2025

on our financial statements as well as the method by which we will adopt the new standard. The Adviser does not expect the guidance to have a material impact to the financial statements.

14. OPERATING SEGMENTS

The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds' financial positions or results of operations. The Funds operate as a single operating segment, which is an investment portfolio. The Funds' Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

15. CHANGE IN ACCOUNTANT

On November 19, 2024, the Board, upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. as the independent registered public accounting firm for the Funds for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP ("EY") ceased to serve as the Funds' independent registered public accounting firm. During the Funds' fiscal years ended May 31, 2024 and 2023, and the interim period ended November 25, 2024, there have been no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

16. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statements disclosure.

Annual Report | May 31, 2025

The Arbitrage Funds  Report of Independent Registered Public Accounting Firm

May 31, 2025 (Unaudited)

To the Shareholders and Board of Trustees of
Arbitrage Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Arbitrage Funds comprising Arbitrage Fund, Water Island Event-Driven Fund, and Water Island Credit Opportunities Fund (the "Funds") as of May 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for the year then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2025, the results of their operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds' financial statements and financial highlights for the years ended May 31, 2024, and prior, were audited by other auditors whose report dated July 30, 2024, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds' auditor since 2025.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
July 29, 2025

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The Arbitrage Funds  Other Information

May 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants for Open-end Management Investment Companies (Item 8 of Form N-CSR)

(a)  Previous independent registered public accounting firm: At a meeting held on November 19, 2024, the Funds' Board of Trustees (the "Board"), upon recommendation from the Audit Committee, approved and appointed Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for the Funds for the fiscal year ending May 31, 2025. Effective November 25, 2024, Ernst & Young LLP ("EY"), the independent registered public accounting firm for the Funds' fiscal year ended May 31, 2024, ceased to serve as the Fund's independent registered public accounting firm. EY's audit reports on the Funds' financial statements as of and for the fiscal years ended May 31, 2024 and 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended May 31, 2024 and 2023, and the subsequent interim period through November 25, 2024, there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of EY would have caused them to make reference in connection with their opinion to the subject matter of the disagreement. During the Funds' fiscal years ended May 31, 2024 and 2023 and the subsequent interim period through November 25, 2024, there were no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

(b)  New independent registered public accounting firm: On November 19, 2024, the Board, upon recommendation from the Audit Committee, engaged Cohen as the new independent registered public accounting firm for the Funds for the fiscal year ending May 31, 2025. During the Funds' fiscal years ended May 31, 2024 and May 31, 2023, and the subsequent interim period through November 25, 2024, the Funds have not consulted with Cohen regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Funds' financial statements; or any matter that was either: (i) the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) a "reportable event," as defined in Item 304(a)(1)(v) of Regulation S-K.

Proxy Disclosures for Open-end Management Investment Companies (Item 9 of Form N-CSR)

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-end Management Investment Companies (Item 10 of Form N-CSR)

Remuneration Paid to Directors, Officers, and Others of Open-end Investment Companies is included as part of the Financial Statements under the heading "Statement of Operations."

Statement Regarding the Basis for the Board's Approval of Investment Advisory Contract (Item 11 of Form N-CSR)

As required under the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Arbitrage Funds (the "Trust"), which is comprised of Arbitrage Fund, Water Island Event-Driven Fund and Water Island Credit Opportunities Fund (each, a "Fund" and, collectively, the "Funds"), determines annually whether to continue each Fund's investment advisory agreement with Water Island Capital, LLC, the investment adviser to each Fund (the "Adviser"). In considering the renewal of the agreements, the Board, including a majority of those Trustees who are not "interested persons" of the Funds (the "Independent Trustees"), as defined in the 1940 Act, met with representatives of the Adviser on May 12, 2025 and May 20, 2025 and in separate executive sessions in advance of and at the May 20, 2025 meeting (the "Meetings") and approved the continuation of the agreements after concluding that the continuation of the agreements was in the best interests of each Fund and its shareholders.

The Board requested and received materials relating to the agreements in advance of the Meetings. Among other things, the Board considered expense and performance comparisons with other mutual funds in each Fund's peer group as determined by Broadridge Financial Solutions Inc. ("Broadridge"), an independent provider of mutual fund industry data, as well as additional substantial material prepared by the Funds' management. The Independent Trustees reviewed in detail the Broadridge report, as well as written materials prepared by the Adviser at the Independent Trustees' request, at the May 12, 2025 meeting, and engaged in discussions with management regarding the report and materials. The additional material prepared by management generally included Fund-by-Fund information including each Fund's average net assets; management fees; expense limitation arrangements; investment performance and risk metrics (in addition to the performance information prepared by Broadridge); information about services provided by the Adviser and profitability information. The Board also considered that it had reviewed the Funds' performance against comparable mutual funds as provided by the Adviser at the Meetings and at the Board's other meetings throughout the year, in addition to other information requested by the Independent Trustees and provided by the Adviser and other service providers at the Meetings and throughout the year. The Trustees were also continually aware of information provided by the Adviser and other service providers in response to the Board's requests, including from previous contract renewal periods, as well as certain information available to the Trustees from various other sources such as the Investment Company Institute, the Independent Directors Council and the Mutual Fund Directors Forum, among others.

In evaluating the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each Fund, the profitability of the Adviser, expenses and fees, the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund's assets grow, and any other benefits derived by the Adviser from its relationship with the Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board's decision to approve the agreement with respect to each Fund, and each Trustee may have given different weights to different factors and, thus, each Trustee may have had a different basis for his or her decision. In connection with its deliberations, the Board considered information provided by the Adviser throughout the year at regular Board meetings and between Board meetings, presentations from portfolio managers, as well as other information furnished at or in advance of the Meetings.

Nature, Extent and Quality of the Services under the Advisory Agreements

Based on the written and oral reports received by the Board prior to and at the Meetings, including in executive session, the Board considered the nature, quality, and extent of the services provided to each Fund by the Adviser under the advisory agreement for such Fund. The Board also noted information received at regular meetings and at other times throughout the year related to the services rendered by the Adviser. The Board reviewed information regarding the overall organization and business functions of the Adviser and considered the background and experience of the Adviser's senior management. In this regard, the Independent Trustees held executive sessions with management in advance of and at the Meetings regarding changes to the Adviser's organizational structure and personnel that went into effect on March 1, 2025, and the rationale for those changes. The Board also reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds and the extent of the resources devoted to research and analysis of actual and potential investments. The Board considered that the Adviser provides a number of

Annual Report | May 31, 2025

The Arbitrage Funds  Other Information (continued)

May 31, 2025 (Unaudited)

additional services to each Fund, including oversight of Fund service providers, duties with respect to the Fund's valuations, and operation of the Fund's compliance program. The Board considered the steps that the Adviser had taken during the past year to improve performance, including, without limitation, changes in personnel, enhancements in technology, and the Adviser's focus on evaluating risk and performance for the Funds. The Board also received and considered available information about the nature, extent and quality of services and fee rates offered to other clients of the Adviser for advisory services. The Trustees and the Adviser discussed the differences between an adviser's duties and its risks incurred in offering a sponsored mutual fund versus the more limited duties and risks involved in acting as a sub-adviser to a mutual fund, and also in comparing a sponsor adviser's duties and risks incurred in offering a sponsored mutual fund versus the much more limited duties and risks incurred managing an institutional separate account. The Board also considered that the Adviser bears and assumes significant ongoing risks, including investment, operational, enterprise, litigation, regulatory and compliance risks, with respect to all the Funds.

Adviser Profitability

The Board was provided with information on the Adviser's profitability in serving as the investment adviser to each Fund. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of expenses and the adviser's capital structure and cost of capital. The Board also considered the overall decrease in assets under management for the Trust in recent years and the impact on the Adviser's profitability. Taking these factors into account, the Board concluded that the Adviser's profitability in relation to the services rendered was reasonable and that the Adviser's financial condition remains sufficient to continue to support investments and to provide high quality advisory services to the Funds and their shareholders.

Economies of Scale

The Board considered information regarding potential economies of scale with respect to the management of each Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. With respect to Arbitrage Fund, the Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets the Fund's effective fee rate reflected those rate reductions. The Board took note that the Fund's fee structure currently results in benefits to Fund shareholders whether or not the Adviser realizes any economies of scale. The Board noted that the advisory fee schedule for Water Island Event-Driven Fund does not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board noted that the advisory fee for the Water Island Event-Driven Fund had been reduced effective November 1, 2019. The Board determined that, while fee breakpoints were not currently necessary for the Water Island Event-Driven Fund given the Fund's relatively smaller size, it would continue to review whether breakpoints should be incorporated as part of the fee structure. With respect to Water Island Credit Opportunities Fund, the Board noted that the Fund's management fee schedule includes breakpoints. The Independent Trustees also recognized that potential economies of scale may be shared acceptably with a Fund in many different manners such as fee breakpoints, fee waivers or caps, reinvestments in the Adviser's business above contractual levels, additional new product offerings, and pricing to scale from inception, among others. The Trustees noted that each Fund is party to an expense limitation agreement with the Adviser, pursuant to which the Adviser has agreed to waive or reimburse expenses should they exceed certain contractually specified levels. The Independent Trustees recognized that it is extremely difficult to determine whether potential economies of scale in fact exist for any fund, or for a fund complex, and, or, at what point any potential economies of scale may begin to be reduced at some asset level, or possibly reverse and become diseconomies of scale. Thus, the Trustees were aware that they needed to use their business judgment and experience in evaluating whether any potential economies of scale might be equitably shared with the Funds.

Other Benefits to the Adviser

The Board considered other benefits received by the Adviser as a result of its relationship with the Funds. The Board concluded that the potential benefits to be derived by the Adviser included the ability to use soft dollar credits as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by the Adviser were consistent with the types of benefits generally derived by investment advisers to mutual funds. The Board considered the standards applied in seeking best execution and reviewed the Adviser's method for and policies with respect to allocating portfolio investment opportunities among its advisory clients, including the Funds. The Independent Trustees considered these and any other potential fallout benefits and generally determined these to be not material to the consideration of the management and other fees and to the Adviser's profitability generally.

Other Factors and Broader Review

As discussed above, the Board considered detailed materials received from the Adviser as part of the annual review and at quarterly meetings throughout the year and over previous years. The Board also reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed Fund performance and risk reports and compliance reports along with various reports and information evaluating the Adviser's supervisory oversight of third-party service providers to the Funds.

Investment Advisory Fee Rates and Expenses and Performance

The Board reviewed and considered the contractual advisory fee rates for each Fund in light of the nature, extent and quality of the advisory services provided by the Adviser. The Board also reviewed and considered the expense limitation agreements currently in place for each Fund. The Board received and considered information on the contractual advisory fee rate and gross and net total operating expense ratios for each Fund in comparison to those of a group of funds within the Fund's Morningstar category selected independently by Broadridge (the "Peer Group") as well as to a larger group of funds selected by Broadridge in the same Morningstar category (the "Category"). For each Fund, the Board considered information provided by Broadridge on the Fund's effective advisory fee rate — that is, the Fund's contractual advisory fee in comparison with the contractual advisory fee that would have been charged by other funds within a Peer Group and Category assuming the other funds were similar in size to the Fund. The contractual advisory fee analysis does not take into account any fee waivers or expense reimbursements. The comparisons placed each Fund in various quartiles, with the first quartile being the lowest cost mutual funds. The Broadridge expense data was based upon historical information taken from each Fund's audited annual report for the period ended May 31, 2024. Broadridge provided expense data for Class I shares of each Fund.

The performance of each Fund for the periods ended March 31, 2025, was compared to the performance of the funds within the same Morningstar Category, regardless of asset size or primary channel of distribution ("Performance Category"). The comparisons placed each Fund in various quartiles, with the first

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The Arbitrage Funds  Other Information (continued)

May 31, 2025 (Unaudited)

quartile being the best performing funds. The Board also received and considered additional information provided by the Adviser on comparisons of the performance of each Fund to its performance benchmark and to additional securities indices that the Adviser deemed relevant to the Board's considerations. The Independent Trustees also reviewed performance in relation to certain measures of the degree of investment risk undertaken by the portfolio managers. The Independent Trustees also noted that they regularly engage in discussions with the Adviser and counsel with regard to the performance benchmark comparisons for each Fund.

In evaluating the Funds' performance, the Board generally considered long-term performance to be more important than short-term performance and also took into account factors including general market conditions, as well as particular market and regulatory conditions that impact the Funds' investment strategies; the "style" in which the Funds are managed, as applicable, and whether that style is in or out of favor in the market; the relative sizes of the Funds; and fund cash flows. In this regard, the Board also noted how changes in time periods for performance calculations (for example, whether a one-year period is from December-to-December or March-to-March) can significantly impact a Fund's returns and peer ranking on a relative basis. The Board also considered that variations in performance among a Fund's operating classes reflect variations in class expenses, which result in lower performance for higher expense classes.

The Board received a description of Broadridge's methodology for determining peer groups, and factored into its evaluation of each Fund's performance, fees and expenses the limitations inherent in the methodology for constructing peer groups and determining, from year to year, which mutual funds should be included in which peer groups, among other things. The Board recognized these inherent limitations and, taking into account commentary and information from management, also recognized that comparisons between a Fund and other mutual funds in a peer category may not be as relevant in certain circumstances, given that in some cases a Fund may notably differ (for example, in its management techniques or relative size) when compared to other mutual funds in the peer group. The Board also noted that the number of mutual funds included in a peer group may be relatively small and constituent mutual funds included in a peer group may differ from year to year, which, among other factors, can limit the relevance of the comparisons. While recognizing these inherent limitations, the Board believed the analysis conducted by Broadridge provided a useful measure of comparative performance.

Arbitrage Fund

The Fund's performance (Class I Shares, net of fees) was compared to that of funds comprising the Morningstar Event Driven Category. The Fund's net total return ranked in the third quartile of the Performance Category for the one-year period, the second quartile for the three-year period, the fourth quartile for the five-year period, and the third quartile for the ten-year period. The Fund's performance was also compared to the ICE BofA U.S. 3-Month Treasury Bill Index. The Fund outperformed the index for the five- and ten-year periods and since inception, and underperformed the index for the one- and three-year periods. Due to regulatory requirements, the Fund's prospectus compares the Fund's performance to the Standard & Poor's 500® Index as a broad-based securities market index and includes the ICE BofA U.S. 3-Month Treasury Bill Index as an additional index. Taking into account the Fund's non-correlated alternative investment strategy, the Board considered the ICE BofA U.S. 3-Month Treasury Bill Index to be a more appropriate benchmark for evaluating the Fund's relative returns. The Fund's effective advisory fee was in the second quartile of its Category and fourth quartile of its Peer Group, and the Fund's net total operating expense ratio (i.e., the Fund's total operating expenses, net of any waivers/reimbursements) was in the second quartile for the Category and the Peer Group. The Board noted that the Adviser had entered into an expense waiver and reimbursement agreement to limit fees through September 30, 2026, although the Fund's expenses did not currently reach a level to require the Adviser to waive fees or reimburse expenses.

The Board determined that, given all of the factors provided, it would be in the best interests of the Fund and its shareholders to continue the advisory agreement. The Fund's fee structure was considered reasonable.

Water Island Event-Driven Fund

The Fund's performance (Class I Shares, net of fees) was compared to that of funds comprising the Morningstar Event Driven Category. The Fund's net total return ranked in the third quartile of the Performance Category for the one- and three-year periods, in the second quartile for the five-year period, and in the fourth quartile for the ten-year period. The Fund's performance was also compared to the ICE BofA U.S. 3-Month Treasury Bill Index. The Fund outperformed the index for the five- and ten-year periods and since inception, and underperformed the index for the one- and three-year periods. Due to regulatory requirements, the Fund's prospectus compares the Fund's performance to the Standard & Poor's 500® Index as a broad-based securities market index and includes the ICE BofA U.S. 3-Month Treasury Bill Index as an additional index. Taking into account the Fund's non-correlated alternative investment strategy, the Board considered the ICE BofA U.S. 3-Month Treasury Bill Index to be a more appropriate benchmark for evaluating the Fund's relative returns. The Fund's effective advisory fee was in the third and second quartile of its Category and Peer Group, respectively (at the median for the Peer Group) and the Fund's net total operating expense ratio (i.e., the Fund's total operating expenses, net of waivers/reimbursements) was in the second quartile of its Category and Peer Group. It was noted that the median average net asset size of the funds in the Category and Peer Group was larger than that of the Fund and that many of those funds appear to benefit from economies of scale. The Board considered that the Fund's contractual advisory fee rate had been reduced effective November 1, 2019 from 1.25% to 1.10%. It was further noted that the Adviser had entered into an expense waiver and reimbursement agreement to limit fund fees and expenses through September 30, 2026.

The Board determined that, given all of the factors provided, it would be in the best interests of the Fund and its shareholders to continue the advisory agreement. In light of the Fund's current size and fee rate, the Board concluded that the fee structure was reasonable and that the absence of breakpoints in the Fund's fee schedule was acceptable at this time, although the Board would continue to monitor whether breakpoints should be implemented for the Fund.

Water Island Credit Opportunities Fund

The Fund's performance (Class I Shares, net of fees) was compared to that of funds comprising the Morningstar Nontraditional Bond Category. The Fund's net total return ranked in the third quartile of the Performance Category for the one-year period, in the second quartile for the three- and five-year periods and in the first quartile for the ten-year period. Due to regulatory requirements, the Fund's prospectus compares the Fund's performance to the Bloomberg U.S. Aggregate Bond Index as a broad-based securities market index and includes the ICE BofA U.S. 3-Month Treasury Bill Index as an additional index. The Fund outperformed the ICE BofA U.S. 3-Month Treasury Bill Index for the one-, five- and ten-year periods and since inception, and slightly underperformed the index for the three-year period. The Fund outperformed the Bloomberg U.S. Aggregate Bond Index, for the one-, three-, five- and ten-year periods and since inception. Taking into account the Fund's non-correlated alternative investment strategy, the Board considered the ICE BofA U.S. 3-Month Treasury Bill Index to be a more appropriate benchmark for evaluating the Fund's relative returns. The Fund's effective advisory fee was in fourth quartile of its Category

Annual Report | May 31, 2025

The Arbitrage Funds  Other Information (continued)

May 31, 2025 (Unaudited)

and in the third quartile of its Peer Group, and the Fund's net total operating expense ratio (i.e., the Fund's total operating expenses, net of waivers/reimbursements) was in the third quartile for the Category and Peer Group. It was noted that the median average net asset size of the funds in the Category was significantly larger than that of the Fund and that many of those funds appear to benefit from economies of scale. It was further noted that the Adviser had lowered the Fund's management fee and instituted a breakpoint to the Fund's management fee schedule in 2018 and had entered into an expense waiver and reimbursement agreement to further limit fund fees and expenses through September 30, 2026.

The Board determined, given all of the factors provided, that it would be in the best interests of the Fund and its shareholders to continue the advisory agreement. In light of the Fund's current size and fee rate, the Board concluded that the fee structure was reasonable.

www.arbitragefunds.com | 1-800-295-4485

Arbitrage Fund

Water Island Event-Driven Fund

Water Island Credit Opportunities Fund

800-295-4485

www.arbitragefunds.com

Adviser

Water Island Capital, LLC

104 Fifth Avenue, 9th Floor

New York, NY 10011

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent

SS&C GIDS

430 West 7th Street

Kansas City, MO 64105

Custodian

State Street Bank and
Trust Company

One Congress Building,

One Congress Street, Suite 1

Boston, MA 02114-2016

This material must be preceded or accompanied by a prospectus. Please read it carefully before investing.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 8.   Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See disclosure under the heading “Other Information” under Item 7(a).

Item 9.   Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.   Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See disclosure under the heading “Statements of Operations” under Item 7(a).

Item 11.   Statement Regarding Basis for Approval of Investment Advisory Contract.

See disclosure under the heading “Other Information” under Item 7(a).

Item 12.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 15.   Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16.   Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.   Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 18.   Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.   Exhibits.

(a)(1)	The code of ethics that applies to the registrant's principal executive officer and principal financial officer is attached hereto as EX-19.A.1.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are attached hereto as exhibit Ex-99.CERT.

(a)(4)	Not applicable.

(a)(5)	There was a change in the Registrant’s independent public accountant (Exhibit attached).

(b)	The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ARBITRAGE FUNDS

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	August 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Orrico
John S. Orrico
President (Principal Executive Officer)

Date:	August 7, 2025

By:	/s/ Monique Labbe
Monique Labbe
Chief Financial Officer (Principal Financial Officer)

Date:	August 7, 2025